UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Michael L. Tipsord One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg K&L Gates LLP Three First National Plaza 70 West Madison St., Suite 3100 Chicago, Illinois 60602
(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2009

Date of reporting period: 03/31/2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (96.45%)
Consumer Discretionary (8.97%)
Amazon.com Inc. (a)	1,900	$139,536
Apollo Group Inc. Class A (a)	1,400	109,662
AutoZone Inc. (a)	800	130,096
Comcast Corp. Class A	8,900	121,396
Family Dollar Stores Inc.	4,500	150,165
ITT Educational Services Inc. (a)	1,000	121,420
McDonald’s Corp.	11,000	600,270
NIKE Inc. Class B	6,600	309,474
Priceline.com Inc. (a)	1,400	110,292
The DIRECTV Group Inc. (a)	7,600	173,204
Urban Outfitters Inc. (a)	7,100	116,227

		2,081,742

Consumer Staples (8.90%)
Colgate-Palmolive Co.	4,800	283,104
CVS Caremark Corp.	16,500	453,585
General Mills Inc.	3,600	179,568
Kraft Foods Inc. Class A	5,000	111,450
PepsiCo Inc.	2,200	113,256
Philip Morris International Inc.	8,700	309,546
The Coca-Cola Co.	3,200	140,640
Wal-Mart Stores Inc.	9,100	474,110

		2,065,259

Energy (12.95%)
Anadarko Petroleum Corp.	3,600	140,004
Apache Corp.	2,300	147,407
Baker Hughes Inc.	2,800	79,940
Cameron International Corp. (a)	4,300	94,299
Chevron Corp.	5,300	356,372
ConocoPhillips	7,700	301,532
CONSOL Energy Inc.	3,800	95,912
Devon Energy Corp.	3,200	143,008
Diamond Offshore Drilling Inc.	2,600	163,436
Exxon Mobil Corp.	5,100	347,310
Massey Energy Co.	6,600	66,792
Murphy Oil Corp.	3,600	161,172
National-Oilwell Varco Inc. (a)	3,300	94,743
Occidental Petroleum Corp.	5,700	317,205
Smith International Inc.	2,800	60,144
Southwestern Energy Co. (a)	5,700	169,233
Transocean Ltd. (a)	2,600	152,984
XTO Energy Inc.	3,700	113,294

		3,004,787

Financials (9.30%)
ACE Ltd.	7,800	315,120
BlackRock Inc.	300	39,012
Charles Schwab Corp.	7,200	111,600
Hudson City Bancorp Inc.	18,300	213,927
JPMorgan Chase & Co.	12,400	329,592
Marsh & McLennan Companies Inc.	5,000	101,250

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
PNC Financial Services Group Inc.	10,200	$298,758
State Street Corp.	2,300	70,794
Travelers Companies Inc.	8,100	329,184
Wells Fargo & Co.	24,400	347,456

		2,156,693

Health Care (17.58%)
Amgen Inc. (a)	6,700	331,784
Becton Dickinson & Co.	4,400	295,856
Biogen Idec Inc. (a)	3,700	193,954
Bristol-Myers Squibb Co.	12,300	269,616
Cerner Corp. (a)	2,900	127,513
Covidien Ltd.	9,000	299,160
CR Bard Inc.	1,600	127,552
Express Scripts Inc. (a)	3,500	161,595
Gilead Sciences Inc. (a)	4,700	217,704
Johnson & Johnson	9,900	520,740
Medtronic Inc.	2,900	85,463
Merck & Co. Inc.	5,700	152,475
Mylan Inc. (a)	8,800	118,008
Myriad Genetics Inc. (a)	4,600	209,162
St. Jude Medical Inc. (a)	8,000	290,640
Stryker Corp.	2,700	91,908
Thermo Fisher Scientific Inc. (a)	8,000	285,360
Wyeth	7,000	301,280

		4,079,770

Industrials (11.16%)
3M Co.	1,700	84,524
Burlington Northern Santa Fe Corp.	1,400	84,210
CH Robinson Worldwide Inc.	2,300	104,903
CSX Corp.	2,500	64,625
Dun & Bradstreet Corp.	1,500	115,500
Emerson Electric Co.	2,600	74,308
Expeditors International of Washington Inc.	2,800	79,212
Fastenal Co.	3,300	106,111
First Solar Inc. (a)	1,600	212,320
Flowserve Corp.	—	—
ITT Corp.	7,700	296,219
Norfolk Southern Corp.	3,500	118,125
Raytheon Co.	8,500	330,990
Union Pacific Corp.	12,100	497,431
United Technologies Corp.	7,200	309,456
WW Grainger Inc.	1,600	112,288

		2,590,222

Materials & Processes (3.34%)
CF Industries Holdings Inc.	2,700	192,051
Ecolab Inc.	1,600	55,568
Monsanto Co.	2,800	232,680
Mosaic Co.	2,800	117,544

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
Potash Corporation of Saskatchewan Inc.	2,200	$177,782

		775,625

Technology (17.22%)
Accenture Ltd. Class A	4,400	120,956
Amphenol Corp. Class A	3,900	111,111
Apple Inc. (a)	2,200	231,264
Automatic Data Processing Inc.	8,600	302,376
CA Inc.	7,200	126,792
Cisco Systems Inc. (a)	17,700	296,829
eBay Inc. (a)	7,200	90,432
EMC Corp. (a)	25,100	286,140
FLIR Systems Inc. (a)	6,700	137,216
Google Inc. Class A (a)	550	191,433
Hewlett-Packard Co.	3,800	121,828
Intel Corp.	7,900	118,895
International Business Machines Corp.	4,800	465,072
Intuit Inc. (a)	4,900	132,300
Juniper Networks Inc. (a)	6,900	103,914
MasterCard Inc. Class A	2,400	401,952
Microsoft Corp.	8,600	157,982
Oracle Corp. (a)	19,500	352,365
Symantec Corp. (a)	16,600	248,004

		3,996,861

Telecommunication Services (2.67%)
AT&T Inc.	12,000	302,400
Verizon Communications Inc.	10,500	317,100

		619,500

Utilities (4.36%)
Dominion Resources Inc.	9,100	282,009
Exelon Corp.	6,500	295,035
FPL Group Inc.	3,000	152,190
PG&E Corp.	7,400	282,828

		1,012,062

Total Common Stocks
(cost $29,633,660)		22,382,521

	Shares	Value
Short-term Investments (4.71%)
JPMorgan U.S. Government Money Market Fund	1,092,122	$1,092,122

Total Short-term Investments
(cost $1,092,122)		1,092,122

TOTAL INVESTMENTS (101.16%)
(cost $30,725,782)		23,474,643
LIABILITIES, NET OF OTHER ASSETS (-1.16%)		(268,261)

NET ASSETS (100.00%)		$23,206,382

(a)	Non-income producing security.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (95.78%)
Consumer Discretionary (12.76%)
99 Cents Only Stores (a)	3,700	$34,188
Advance Auto Parts Inc.	1,965	80,722
Bally Technologies Inc. (a)	2,075	38,222
Belo Corp. Class A	46,600	28,426
Burger King Holdings Inc.	2,375	54,506
Career Education Corp. (a)	5,600	134,176
CEC Entertainment Inc. (a)	5,800	150,104
Coach Inc. (a)	2,000	33,400
Copart Inc. (a)	3,475	103,068
Darden Restaurants Inc.	4,675	160,165
Dollar Tree Inc. (a)	1,150	51,233
Einstein Noah Restaurant Group Inc. (a)	40,800	237,864
FTI Consulting Inc. (a)	3,450	170,706
GameStop Corp. Class A (a)	6,425	180,028
Guess? Inc.	3,100	65,348
Hawk Corp. Class A (a)	3,160	36,498
LKQ Corp. (a)	2,725	38,886
NIKE Inc. Class B	2,925	137,153
O’Reilly Automotive Inc. (a)	1,950	68,270
Polaris Industries Inc.	4,800	102,912
Spartan Motors Inc.	5,014	20,156
Starbucks Corp. (a)	7,425	82,492
The Finish Line Inc. Class A	18,600	123,132
Urban Outfitters Inc. (a)	5,450	89,217
VF Corp.	1,425	81,382
Warnaco Group Inc. (a)	11,800	283,200
Wet Seal Inc. Class A (a)	48,600	163,296

		2,748,750

Consumer Staples (6.06%)
Avon Products Inc.	5,475	105,284
Cal-Maine Foods Inc.	4,400	98,516
Casey’s General Stores Inc.	3,300	87,978
Church & Dwight Co. Inc.	2,000	104,460
ConAgra Foods Inc.	6,000	101,220
Corn Products International Inc.	8,500	180,200
Energizer Holdings Inc. (a)	1,450	72,050
H.J. Heinz Co.	1,525	50,417
J.M. Smucker Co.	2,625	97,834
Kroger Co.	6,575	139,521
Nash Finch Co.	2,600	73,034
Pantry Inc. (a)	5,800	102,138
Spartan Stores Inc.	6,100	94,001

		1,306,653

Energy (12.18%)
Arch Coal Inc.	5,600	74,872
Atwood Oceanics Inc. (a)	6,200	102,858
Boots & Coots International Well Control Inc. (a)	13,100	16,375
Concho Resources Inc. (a)	3,775	96,602
CONSOL Energy Inc.	2,675	67,517

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Core Laboratories NV	1,725	$126,201
Dawson Geophysical Co. (a)	7,300	98,550
Devon Energy Corp.	3,050	136,304
Dresser-Rand Group Inc. (a)	7,150	158,015
Foundation Coal Holdings Inc.	3,900	55,965
GulfMark Offshore Inc. (a)	4,600	109,756
Hornbeck Offshore Services Inc. (a)	13,700	208,788
Mariner Energy Inc. (a)	5,350	41,463
Massey Energy Co.	8,300	83,996
Mitcham Industries Inc. (a)	31,400	119,634
Natural Gas Services Group (a)	11,600	104,400
Newpark Resources Inc. (a)	29,300	74,129
Rosetta Resources Inc. (a)	27,600	136,620
Superior Well Services Inc. (a)	17,300	88,749
Tidewater Inc.	3,000	111,390
Transocean Ltd. (a)	4,550	267,722
Vanguard Natural Resources LLC	12,200	118,462
Western Refining Inc.	10,500	125,370
World Fuel Services Corp.	3,200	101,216

		2,624,954

Financials (14.32%)
ACE Ltd.	5,000	202,000
Alliance Data Systems Corp. (a)	3,350	123,782
American Physicians Capital Inc.	5,700	233,244
Amerisafe Inc. (a)	18,500	283,420
Annaly Capital Management Inc.	14,025	194,527
Aon Corp.	2,975	121,440
Arch Capital Group Ltd. (a)	1,625	87,523
Assurant Inc.	3,500	76,230
Digital Realty Trust Inc.	10,475	347,560
HCC Insurance Holdings Inc.	2,075	52,269
Horace Mann Educators Corp.	13,000	108,810
Knight Capital Group Inc. Class A (a)	11,300	166,562
LaBranche & Co. Inc. (a)	25,007	93,526
Lazard Ltd. Class A	4,575	134,505
MasterCard Inc. Class A	250	41,870
Morgan Stanley	5,495	125,121
Nelnet Inc. Class A (a)	11,300	99,892
Northern Trust Corp.	1,450	86,739
Prospect Capital Corp.	10,600	90,312
Raymond James Financial Inc.	14,550	286,635
Tower Group Inc.	5,300	130,539

		3,086,506

Health Care (11.53%)
Aetna Inc.	1,750	42,578
Alexion Pharmaceuticals Inc. (a)	575	21,655
Allergan Inc.	2,075	99,102
Allion Healthcare Inc. (a)	7,500	34,500
AMERIGROUP Corp. (a)	6,400	176,256
Arena Pharmaceuticals Inc. (a)	17,400	52,374

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Celgene Corp. (a)	1,800	$79,920
Cephalon Inc. (a)	2,700	183,870
Cyberonics Inc. (a)	10,000	132,700
Emergency Medical Services Corp. Class A (a)	3,800	119,282
Endo Pharmaceuticals Holdings Inc. (a)	5,175	91,494
Express Scripts Inc. (a)	1,950	90,031
Gentiva Health Services Inc. (a)	4,200	63,840
Genzyme Corp. (a)	1,125	66,814
Healthspring Inc. (a)	12,700	106,299
Hologic Inc. (a)	7,179	93,973
Immucor Inc. (a)	3,975	99,971
Inverness Medical Innovations Inc. (a)	3,550	94,536
Life Technologies Corp. (a)	9,000	292,320
Perrigo Co.	9,200	228,436
Psychiatric Solutions Inc. (a)	2,725	42,864
QIAGEN NV (a)	8,300	132,468
ResMed Inc. (a)	2,350	83,049
United Therapeutics Corp. (a)	850	56,177

		2,484,509

Industrials (14.60%)
Alaska Air Group Inc. (a)	5,800	101,906
AMETEK Inc.	4,325	135,243
Ampco-Pittsburgh Corp.	5,100	67,626
BE Aerospace Inc. (a)	4,200	36,414
Briggs & Stratton Corp.	8,100	133,650
Bucyrus International Inc.	6,075	92,219
Chart Industries Inc. (a)	17,100	134,748
Delta Air Lines Inc. (a)	11,000	61,930
EMCOR Group Inc. (a)	7,600	130,492
Expeditors International of Washington Inc.	2,300	65,067
Flowserve Corp.	2,600	145,912
Foster Wheeler AG (a)	5,875	102,636
GrafTech International Ltd. (a)	15,300	94,248
Hawaiian Holdings Inc. (a)	24,400	91,012
Iron Mountain Inc. (a)	5,300	117,501
ITT Corp.	2,575	99,060
Kirby Corp. (a)	2,075	55,278
Knoll Inc.	9,200
MasTec Inc. (a)	11,800	142,662
Pacer International Inc.	3,400	11,900
Perini Corp. (a)	5,400	66,420
Polypore International Inc. (a)	16,600	66,732
Precision Castparts Corp.	3,975	238,102
Raytheon Co.	3,575	139,210
Republic Airways Holdings Inc. (a)	13,600	88,128
Republic Services Inc.	5,050	86,608
Rockwell Collins Inc.	2,000	65,280
RR Donnelley & Sons Co.	17,600	129,008
Standex International Corp.	4,800	44,160

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
TAL International Group Inc.	9,600	$70,272
Triumph Group Inc.	2,800	106,960
VSE Corp.	3,700	98,790
Wabtec Corp.	2,625	69,248

		3,144,818

Materials & Processes (4.76%)
Airgas Inc.	4,450	150,455
Crown Holdings Inc. (a)	9,250	210,252
Greif Inc.	3,400	113,186
Innophos Holdings Inc.	7,900	89,112
LSB Industries Inc. (a)	10,300	101,867
Rock-Tenn Co. Class A	7,000	189,350
SPX Corp.	3,650	171,587

		1,025,809

Technology (12.04%)
Activision Blizzard Inc. (a)	5,655	59,151
Amphenol Corp. Class A	3,175	90,456
Anixter International Inc. (a)	3,000	95,040
ANSYS Inc. (a)	1,525	38,278
Broadcom Corp. Class A (a)	8,375	167,332
Check Point Software Technologies Ltd. (a)	1,825	40,533
Cognizant Technology Solutions Corp. (a)	4,200	87,318
CommScope Inc. (a)	2,800	31,808
CSG Systems International Inc. (a)	7,600	108,528
EarthLink Inc. (a)	21,800	143,226
F5 Networks Inc. (a)	2,700	56,565
Fiserv Inc. (a)	1,850	67,451
FLIR Systems Inc. (a)	4,100	83,968
GSI Technology Inc. (a)	29,400	72,912
Hewitt Associates Inc. Class A (a)	6,225	185,256
Intersil Corp.	7,775	89,412
LoJack Corp. (a)	3,603	16,322
Marvell Technology Group Ltd. (a)	4,875	44,655
McAfee Inc. (a)	3,375	113,062
MICROS Systems Inc. (a)	2,150	40,313
Multi-Fineline Electronix Inc. (a)	8,200	138,088
NetApp Inc. (a)	5,300	78,652
Nuance Communications Inc. (a)	19,500	211,770
Paychex Inc.	2,350	60,325
Silicon Laboratories Inc. (a)	4,525	119,460
SYNNEX Corp. (a)	9,500	186,865
TransAct Technologies Inc. (a)	26,900	69,671
Trimble Navigation Ltd. (a)	4,600	70,288
United Online Inc.	1	4
UTStarcom Inc. (a)	35,000	27,300

		2,594,009

Telecommunications (1.38%)
American Tower Corp. Class A (a)	5,550	168,886

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunications (Cont.)
Telephone and Data Systems Inc.	3,500	$92,785
tw telecom inc. (a)	3,950	34,563

		296,234

Utilities (6.15%)
Allegheny Energy Inc.	4,525	104,844
Central Vermont Public Service Corp.	4,900	84,770
Cleco Corp.	2,325	50,429
Entergy Corp.	325	22,129
Hawaiian Electric Industries Inc.	3,900	53,586
ITC Holdings Corp.	5,075	221,372
Laclede Group Inc.	3,600	140,328
MGE Energy Inc.	6,000	188,220
Nicor Inc.	2,000	66,460
NorthWestern Corp.	6,300	135,324
Wisconsin Energy Corp.	1,575	64,843
Xcel Energy Inc.	10,400	193,752

		1,326,057

Total Common Stocks
(cost $27,542,539)		20,638,299
Short-term Investments (4.39%)
JPMorgan U.S. Government Money
Market Fund	945,733	945,733

Total Short-term Investments
(cost $945,733)		945,733

TOTAL INVESTMENTS (100.17%)
(cost $28,488,272)		21,584,032
LIABILITIES, NET OF OTHER ASSETS (-0.17%)		(36,203)

NET ASSETS (100.00%)		$21,547,829

(a)	Non-income producing security.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (89.49%) (a)
Australia (2.65%)
BHP Billiton PLC	12,700	$250,516
CSL Ltd.	14,935	337,479

		587,995

Austria (0.21%)
Erste Group Bank AG	2,742	46,443

Belgium (1.81%)
Anheuser-Busch InBev NV	14,640	403,115

Brazil (4.48%)
Companhia Vale do Rio Doce ADR	8,100	107,730
Gafisa SA	19,600	98,771
Itau Unibanco Banco Multiplo SA ADR	43,891	477,536
Petroleo Brasileiro SA	10,233	311,800

		995,837

Canada (3.26%)
Cameco Corp.	8,051	138,236
Potash Corp of Saskatchewan Inc.	3,028	244,693
Rogers Communications Inc. Class B	14,796	340,913

		723,842

China (0.45%)
Industrial and Commercial Bank of China Ltd. Class H	191,000	99,267

Denmark (3.64%)
A P Moller-Maersk A/S Class B	25	109,857
Novo Nordisk A/S Class B	7,000	335,621
Vestas Wind Systems A/S (b)	8,250	362,424

		807,902

France (10.01%)
Accor SA	9,077	315,911
Alstom SA	3,164	164,073
AXA	3,780	45,369
BNP Paribas	8,564	353,321
Compagnie de Saint-Gobain	6,557	183,721
Compagnie Generale des Etablissements Michelin Class B	3,186	118,087
Groupe DANONE	2,200	107,060
JC Decaux SA	6,500	73,634
L’Oreal SA	2,200	151,240
Pernod Ricard SA	3,250	181,121
Schneider Electric SA	2,400	159,616
Total SA	4,200	207,687
Veolia Environnement	7,800	162,879

		2,223,719

Germany (2.75%)
Bayerische Motoren Werke (BMW) AG	3,551	102,429

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Linde AG	7,507	$509,710

		612,139

Hong Kong (5.36%)
Cathay Pacific Airways Ltd.	82,000	81,341
Cheung Kong Holdings Ltd.	38,000	327,516
China Life Insurance Co. Ltd. H	51,000	167,739
China Mobile Ltd.	23,000	200,351
China Petroleum and Chemical Corp. (Sinopec) H	218,000	139,694
CNOOC Ltd.	129,000	129,627
Esprit Holdings Ltd.	28,300	144,397

		1,190,665

India (0.63%)
ICICI Bank Ltd. Sponsored ADR	10,523	139,851

Israel (1.83%)
Teva Pharmaceutical Industries Ltd. Sponsored ADR	9,050	407,702

Italy (0.61%)
Eni SpA	7,000	135,536

Japan (8.16%)
Daikin Industries Ltd.	4,300	118,388
Daiwa Securities Group Inc.	30,000	132,949
Fanuc Ltd.	3,800	259,909
Honda Motor Co. Ltd.	9,700	230,916
Japan Tobacco Inc.	80	213,855
Marubeni Corp.	59,000	185,823
Mizuho Financial Group Inc.	61,400	119,899
Nintendo Co. Ltd.	1,100	321,785
Shiseido Co. Ltd.	10,000	146,610
Sumitomo Realty & Development Co. Ltd.	5,000	55,863
Sumitomo Trust & Banking Co. Ltd.	7,000	27,102

		1,813,099

Malaysia (1.14%)
Genting Berhad	98,400	99,332
Sime Darby Berhad	98,000	153,379

		252,711

Mexico (1.34%)
Cemex SAB de C.V. Participant Certificate Sponsored ADR (b)	47,720	298,250

Netherlands (2.25%)
ASML Holding NV - NY Reg.	6,572	115,719
Heineken NV	7,887	224,048

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Netherlands (Cont.)
Royal Dutch Shell PLC Class A	7,211	$160,871

		500,638

Norway (0.69%)
Norsk Hydro ASA	17,900	67,356
StatoilHydro ASA	4,900	85,753

		153,109

Singapore (2.32%)
Capitaland Ltd.	69,500	106,570
DBS Group Holdings Ltd.	25,176	140,355
Keppel Corp. Ltd.	38,000	125,547
Singapore Airlines Ltd.	8,000	52,759
United Overseas Bank Ltd.	14,000	89,800

		515,031

South Africa (0.73%)
AngloGold Ashanti Ltd. Sponsored ADR	4,400	161,744

Spain (3.43%)
Gamesa Corp Tecnologica SA	18,542	237,829
Telefonica SA	26,301	524,476

		762,305

Sweden (1.62%)
Atlas Copco AB Class A	24,900	186,969
Hennes & Mauritz AB (H&M) B Shares	1,610	60,359
Investor AB B Shares	9,000	113,807

		361,135

Switzerland (15.34%)
ABB Ltd. Reg. (b)	29,773	415,237
Actelion Ltd. Reg. (b)	2,134	97,388
Compagnie Financiere Richemont SA Class A	3,718	58,051
Credit Suisse Group AG Reg.	10,272	312,762
Holcim Ltd.	3,500	124,665
Julius Baer Holding AG Reg.	7,268	178,581
Lonza Group AG Reg.	3,211	317,252
Nestle SA	17,854	603,186
Novartis AG	2,400	90,801
Roche Holding AG	4,294	589,352
Syngenta AG Reg.	1,016	204,229
Transocean Ltd. (b)	4,980	293,023
UBS AG Reg. (Virt-x) (b)	13,300	124,691

		3,409,218

Taiwan (2.22%)
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	55,237	494,371

	Shares	Value
Common Stocks (Cont.)
United Kingdom (12.24%)
Anglo American PLC	9,400	$160,069
BG Group PLC	21,235	320,318
BP PLC	59,338	397,884
British American Tobacco PLC	9,611	222,023
Cadbury PLC	21,929	165,411
Diageo PLC	17,203	192,103
Imperial Tobacco Group PLC	5,940	133,403
Lloyds TSB Group PLC	40,400	40,903
Reckitt Benckiser Group PLC	3,132	117,512
Rio Tinto PLC	4,928	165,473
Standard Chartered PLC	13,066	162,245
Tesco PLC	66,953	319,885
Vodafone Group PLC	158,587	276,489
Xstrata PLC	6,768	45,400

		2,719,118

United States (0.32%)
Las Vegas Sands Corp. (b)	23,314	70,175

Total Common Stocks
(cost $30,308,101)		19,884,917

Preferred Stocks (3.88%) (a)
Brazil (3.88%)
Banco Bradesco SA Pfd.	21,600	215,278
Companhia Vale do Rio Doce Pfd. A	12,000	138,687
Petroleo Brasileiro SA Pfd.	33,400	412,074
Suzano Papel e Celulose SA (b)	21,800	97,077

		863,116

Total Preferred Stocks
(cost $1,706,571)		863,116

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Principal Amount	Value
Repurchase Agreement (6.22%)
State Street Repurchase Agreement, (c) 0.050%, agreement date 03/31/2009, to be repurchased at $1,381,102 on 04/01/2009	$1,381,100	$1,381,100

Total Repurchase Agreement
(cost $1,381,100)		1,381,100

TOTAL INVESTMENTS (99.59%)
(cost $33,395,772)		22,129,133
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.41%)		91,999

NET ASSETS (100.0%)		$22,221,132

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 4.70%, a maturity date of September 1, 2033, and a market value of $1,409,450 as of March 31, 2009.

ADR - American Depository Receipt

INTERNATIONAL EQUITY FUND FOREIGN

CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$4,683,895	21.17
United States Dollar	4,526,211	20.45
Swiss Franc	3,116,195	14.08
British Pound	2,969,633	13.42
Japanese Yen	1,813,099	8.19
Hong Kong Dollar	1,289,932	5.83
Brazilian Real	961,887	4.35
Danish Krone	807,902	3.65
Singapore Dollar	515,031	2.33
Swedish Krona	361,135	1.63
Canadian Dollar	340,914	1.54
Australian Dollar	337,479	1.53
Malaysian Ringgit	252,711	1.14
Norwegian Krone	153,109	0.69

Total Investments	22,129,133	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$3,477,848	15.66
Consumer Staples	3,180,570	14.31
Industrials	2,796,870	12.59
Energy	2,732,503	12.30
Materials	2,575,599	11.59
Health Care	2,175,596	9.79
Consumer Discretionary	1,372,062	6.17
Telecommunication Services	1,342,230	6.04
Information Technology	931,876	4.19
Utilities	162,879	0.73

Total Stocks	20,748,033	93.37
Repurchase Agreement	1,381,100	6.22
Cash and Other Assets, Net of Liabilities	91,999	0.41

Net Assets	$22,221,132	100.00%

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (98.29%)
Aerospace/Defense (1.43%)
Boeing Co.	33,651	$1,197,302
General Dynamics Corp.	17,919	745,251
Lockheed Martin Corp.	15,255	1,053,053
Northrop Grumman Corp.	15,060	657,218
Raytheon Co.	18,807	732,345
Rockwell Collins Inc.	7,206	235,204

		4,620,373

Agriculture, Foods, & Beverage (5.00%)
Archer-Daniels-Midland Co.	29,363	815,704
Campbell Soup Co.	9,299	254,421
CF Industries Holdings Inc.	2,450	174,268
Coca-Cola Enterprises Inc.	14,364	189,461
ConAgra Foods Inc.	20,635	348,112
Constellation Brands Inc. (a)	8,802	104,744
Dean Foods Co. (a)	7,122	128,766
Dr. Pepper Snapple Group Inc. (a)	11,560	195,480
General Mills Inc.	15,335	764,910
H.J. Heinz Co.	14,399	476,031
Hormel Foods Corp.	3,208	101,726
J.M. Smucker Co.	5,380	200,513
Kellogg Co.	11,536	422,564
Kraft Foods Inc. Class A	67,418	1,502,747
McCormick & Co. Inc.	6,017	177,923
Molson Coors Brewing Co. Class B	6,857	235,058
Pepsi Bottling Group Inc.	6,191	137,069
PepsiCo Inc.	71,422	3,676,804
Reynolds American Inc.	7,742	277,473
Sara Lee Corp.	32,179	260,006
Sysco Corp.	27,453	625,928
The Coca-Cola Co.	91,357	4,015,140
The Hershey Co.	7,597	263,996
Tyson Foods Inc.	14,075	132,164
Whole Foods Market Inc.	6,485	108,948
Yum! Brands Inc.	21,068	578,949

		16,168,905

Airlines (0.07%)
Southwest Airlines Co.	34,042	215,486

Automotive (0.53%)
Ford Motor Co. (a)	109,381	287,672
General Motors Corp.	27,939	54,202
Genuine Parts Co.	7,208	215,231
Goodyear Tire & Rubber Co. (a)	10,751	67,301
Harley-Davidson Inc.	10,686	143,085
ITT Corp.	8,280	318,532
O’Reilly Automotive Inc. (a)	6,198	216,992
Paccar Inc.	16,560	426,586

		1,729,601

	Shares	Value
Common Stocks (Cont.)
Banks (4.67%)
Bank of America Corp.	293,689	$2,002,959
Bank of New York Mellon Corp.	52,733	1,489,707
BB&T Corp.	25,587	432,932
Comerica Inc.	6,815	124,783
Fifth Third Bancorp	26,297	76,787
Hudson City Bancorp Inc.	23,987	280,408
Huntington Bancshares Inc.	17,080	28,353
JPMorgan Chase & Co.	172,481	4,584,545
M&T Bank Corp.	3,511	158,838
Northern Trust Corp.	10,214	611,002
PNC Financial Services Group Inc.	19,677	576,339
State Street Corp.	19,818	609,998
Suntrust Banks Inc.	16,300	191,362
US Bancorp	80,356	1,174,001
Wells Fargo & Co.	194,476	2,769,338

		15,111,352

Building Materials & Construction (0.37%)
Centex Corp.	5,650	42,375
DR Horton Inc.	12,481	121,066
Fluor Corp.	8,312	287,179
KB Home	3,601	47,461
Leggett & Platt Inc.	7,272	94,463
Lennar Corp.	6,433	48,312
Masco Corp.	16,380	114,332
Pulte Homes Inc.	9,834	107,486
Stanley Works	3,565	103,813
Vulcan Materials Co.	5,075	224,772

		1,191,259

Chemicals (1.92%)
Air Products & Chemicals Inc.	9,657	543,206
E.I. du Pont de Nemours & Co.	41,347	923,278
Eastman Chemical Co.	3,208	85,974
International Flavors & Fragrances Inc.	3,518	107,158
Monsanto Co.	25,158	2,090,630
Pall Corp.	5,435	111,037
PPG Industries Inc.	7,476	275,864
Praxair Inc.	14,185	954,509
Rohm & Haas Co.	5,721	451,044
Sealed Air Corp.	7,175	99,015
Sigma-Aldrich Corp.	5,769	218,011
The Dow Chemical Co.	42,197	355,721

		6,215,447

Commercial Service/Supply (1.56%)
Apollo Group Inc. Class A (a)	4,900	383,817
Ball Corp.	4,389	190,483
Cintas Corp.	6,074	150,149
Convergys Corp. (a)	5,349	43,220
Dun & Bradstreet Corp.	2,457	189,189
Eastman Kodak Co.	11,724	44,551

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Commercial Service/Supply (Cont.)
Ecolab Inc.	7,779	$270,165
Equifax Inc.	5,826	142,446
Fastenal Co.	5,858	188,364
Interpublic Group of Companies Inc. (a)	21,302	87,764
Iron Mountain Inc. (a)	8,215	182,127
Jacobs Engineering Group Inc. (a)	5,668	219,125
Monster Worldwide Inc. (a)	5,557	45,290
Moody’s Corp.	8,981	205,845
Omnicom Group Inc.	14,105	330,057
Owens-Illinois Inc. (a)	7,636	110,264
Pactiv Corp. (a)	5,936	86,606
Paychex Inc.	14,618	375,244
Pitney Bowes Inc.	9,458	220,844
Republic Services Inc.	14,623	250,784
Robert Half International Inc.	7,064	125,951
RR Donnelley & Sons Co.	9,573	70,170
Ryder System Inc.	2,542	71,964
Snap-On Inc.	2,599	65,235
Waste Management Inc.	22,522	576,563
WW Grainger Inc.	2,946	206,750
Wyndham Worldwide Corp.	7,949	33,386
Xerox Corp.	39,735	180,794

		5,047,147

Computer Software & Services (5.03%)
Adobe Systems Inc. (a)	24,422	522,387
Affiliated Computer Services Inc. Class A (a)	4,501	215,553
Autodesk Inc. (a)	10,321	173,496
Automatic Data Processing Inc.	23,209	816,029
BMC Software Inc. (a)	8,642	285,186
CA Inc.	17,934	315,818
Computer Sciences Corp. (a)	6,885	253,643
Compuware Corp. (a)	11,536	76,022
eBay Inc. (a)	49,365	620,024
Electronic Arts Inc. (a)	14,819	269,558
EMC Corp. (a)	90,981	1,037,183
Intuit Inc. (a)	14,608	394,416
Juniper Networks Inc. (a)	24,387	367,268
McAfee Inc. (a)	6,993	234,266
Microsoft Corp.	350,960	6,447,135
NetApp Inc. (a)	15,250	226,310
Oracle Corp. (a)	177,091	3,200,034
Yahoo! Inc. (a)	63,961	819,340

		16,273,668

Computers (4.58%)
Apple Inc. (a)	40,873	4,296,570
Dell Inc. (a)	79,511	753,764
Hewlett-Packard Co.	110,588	3,545,452
International Business Machines Corp.	61,571	5,965,614

	Shares	Value
Common Stocks (Cont.)
Computers (Cont.)
Sun Microsystems Inc. (a)	34,241	$250,644

		14,812,044

Consumer & Marketing (5.26%)
Altria Group Inc.	94,764	1,518,119
Avery Dennison Corp.	5,093	113,777
Avon Products Inc.	19,631	377,504
Black & Decker Corp.	2,722	85,906
Brown-Forman Corp. Class B	4,461	173,221
Clorox Co.	6,385	328,700
Colgate-Palmolive Co.	23,076	1,361,022
Danaher Corp.	11,727	635,838
Darden Restaurants Inc.	6,380	218,579
Fortune Brands Inc.	6,827	167,603
Harman International Industries Inc.	2,641	35,733
Hasbro Inc.	5,704	142,999
Kimberly-Clark Corp.	18,942	873,415
Lorillard Inc.	7,762	479,226
Mattel Inc.	16,407	189,173
Newell Rubbermaid Inc.	12,557	80,114
Philip Morris International Inc.	92,426	3,288,517
Starbucks Corp. (a)	33,798	375,496
The Estee Lauder Companies	5,223	128,747
The Procter & Gamble Co.	134,900	6,352,441
Whirlpool Corp.	3,386	100,192

		17,026,322

Electronic/Electrical Mfg. (4.06%)
Advanced Micro Devices Inc. (a)	27,981	85,342
Agilent Technologies Inc. (a)	16,155	248,302
Applied Materials Inc.	61,655	662,791
Emerson Electric Co.	35,230	1,006,873
General Electric Co.	484,714	4,900,459
Intel Corp.	255,301	3,842,280
KLA-Tencor Corp.	7,877	157,540
Linear Technology Corp.	10,081	231,661
LSI Corp. (a)	29,117	88,516
Micron Technology Inc. (a)	34,621	140,561
Molex Inc.	6,542	89,887
National Semiconductor Corp.	8,841	90,797
PerkinElmer Inc.	5,315	67,873
Rockwell Automation Inc.	6,366	139,034
Texas Instruments Inc.	59,155	976,649
Tyco Electronics Ltd.	21,175	233,772
Waters Corp. (a)	4,502	166,349

		13,128,686

Financial Services (4.17%)
American Express Co.	53,642	731,141
Ameriprise Financial Inc.	9,876	202,359
Apartment Investment and Management Co.	5,463	29,937

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
AvalonBay Communities Inc.	3,617	$170,216
Boston Properties Inc.	5,541	194,101
Capital One Financial Corp.	17,935	219,524
CB Richard Ellis Group Inc. Class A (a)	10,194	41,082
Charles Schwab Corp.	42,851	664,191
CIT Group Inc.	17,144	48,860
Citigroup Inc.	251,200	635,536
CME Group Inc.	3,061	754,200
Discover Financial Services	21,812	137,634
E*Trade Financial Corp. (a)	24,561	31,438
Equity Residential	12,497	229,320
Federated Investors Inc. Class B	4,162	92,646
Fidelity National Information Services	8,770	159,614
First Horizon National Corp.	9,700	104,178
Franklin Resources Inc.	6,941	373,912
Goldman Sachs Group Inc.	21,186	2,246,140
H&R Block Inc.	15,520	282,309
HCP Inc.	11,647	207,899
Healthcare Realty Trust Inc.	5,031	153,898
Host Hotels & Resorts Inc.	23,639	92,665
IntercontinentalExchange Inc. (a)	3,352	249,623
Invesco Ltd.	17,612	244,102
Janus Capital Group Inc.	7,136	47,454
KeyCorp	22,513	177,177
Kimco Realty Corp.	10,606	80,818
Legg Mason Inc.	6,410	101,919
Leucadia National Corp. (a)	8,055	119,939
Marshall & Ilsley Corp.	11,730	66,040
MasterCard Inc. Class A	3,331	557,876
MBIA Inc. (a)	8,949	40,986
Morgan Stanley	49,262	1,121,696
NASDAQ OMX Group Inc. (a)	6,196	121,318
NYSE Euronext	12,119	216,930
People’s United Financial Inc.	15,808	284,070
Principal Financial Group Inc.	11,802	96,540
ProLogis	11,958	77,727
Public Storage	5,773	318,958
Regions Financial Corp.	31,642	134,795
Simon Property Group Inc.	10,823	374,909
SLM Corp. (a)	21,132	104,603
T Rowe Price Group Inc.	11,794	340,375
Ventas Inc.	6,557	148,254
Vornado Realty Trust	6,426	213,600
Western Union Co.	32,517	408,739
Zions Bancorporation	5,189	51,008

		13,502,256

Forest Products & Paper (0.22%)
International Paper Co.	19,483	137,160
MeadWestvaco Corp.	7,757	93,007
Plum Creek Timber Co. Inc.	7,540	219,188

	Shares	Value
Common Stocks (Cont.)
Forest Products & Paper (Cont.)
Weyerhaeuser Co.	9,630	$265,499

		714,854

Health Care (14.70%)
Abbott Laboratories	71,060	3,389,562
Aetna Inc.	21,265	517,377
Allergan Inc.	14,020	669,595
AmerisourceBergen Corp.	7,249	236,752
Amgen Inc. (a)	47,788	2,366,462
Baxter International Inc.	28,472	1,458,336
Becton Dickinson & Co.	11,108	746,902
Biogen Idec Inc. (a)	13,613	713,593
Boston Scientific Corp. (a)	69,072	549,122
Bristol-Myers Squibb Co.	90,899	1,992,506
Cardinal Health Inc.	16,530	520,364
Celgene Corp. (a)	21,090	936,396
Cephalon Inc. (a)	3,164	215,468
Coventry Health Care Inc. (a)	6,733	87,125
Covidien Ltd.	23,062	766,581
CR Bard Inc.	4,526	360,813
DaVita Inc. (a)	4,749	208,719
DENTSPLY International Inc.	6,775	181,909
Eli Lilly & Co.	46,372	1,549,289
Express Scripts Inc. (a)	11,333	523,245
Forest Laboratories Inc. (a)	13,822	303,531
Genzyme Corp. (a)	12,389	735,783
Gilead Sciences Inc. (a)	42,130	1,951,462
Hospira Inc. (a)	7,249	223,704
Humana Inc. (a)	7,673	200,112
IMS Health Inc.	8,252	102,902
Intuitive Surgical Inc. (a)	1,807	172,316
Johnson & Johnson	127,135	6,687,301
King Pharmaceuticals Inc. (a)	11,171	78,979
Laboratory Corp. of America Holdings (a)	4,977	291,105
Life Technologies Corp. (a)	7,867	255,520
McKesson Corp.	12,578	440,733
Medco Health Solutions Inc. (a)	22,896	946,521
Medtronic Inc.	51,328	1,512,636
Merck & Co. Inc.	96,961	2,593,707
Mylan Inc. (a)	14,045	188,343
Patterson Companies Inc. (a)	4,127	77,835
Pfizer Inc.	309,587	4,216,575
Quest Diagnostics Inc.	7,300	346,604
Schering-Plough Corp.	74,663	1,758,314
St. Jude Medical Inc. (a)	15,895	577,465
Stericycle Inc. (a)	3,892	185,765
Stryker Corp.	11,004	374,576
Tenet Healthcare Corp. (a)	18,754	21,755
UnitedHealth Group Inc.	55,734	1,166,513
Varian Medical Systems Inc. (a)	5,683	172,991
Watson Pharmaceuticals Inc. (a)	4,867	151,412

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
WellPoint Inc. (a)	22,468	$853,110
Wyeth	61,103	2,629,873
Zimmer Holdings Inc. (a)	10,267	374,745

		47,582,304

Insurance (2.13%)
Aflac Inc.	21,425	414,788
American International Group Inc.	122,523	122,523
Aon Corp.	12,566	512,944
Assurant Inc.	5,388	117,351
Chubb Corp.	16,218	686,346
Cigna Corp.	12,501	219,893
Cincinnati Financial Corp.	7,499	171,502
Genworth Financial Inc.	19,419	36,896
Hartford Financial Services Group Inc.	14,730	115,630
Lincoln National Corp.	11,702	78,286
Loews Corp.	16,505	364,760
Marsh & McLennan Companies Inc.	23,603	477,961
MetLife Inc.	37,493	853,716
Progressive Corp. (a)	30,785	413,750
Prudential Financial Inc.	19,478	370,472
The Allstate Corp.	24,427	467,777
Torchmark Corp.	3,977	104,317
Travelers Companies Inc.	26,812	1,089,640
Unum Group	15,370	192,125
XL Capital Ltd. Class A	15,527	84,777

		6,895,454

Leisure, Lodging & Gaming (0.25%)
Carnival Corp.	19,922	430,315
Marriott International Inc. Class A	13,360	218,570
Starwood Hotels & Resorts Worldwide Inc.	8,488	107,798
Wynn Resorts, Ltd. (a)	3,057	61,048

		817,731

Machinery & Manufacturing (3.11%)
3M Co.	31,798	1,580,997
Bemis Co. Inc.	4,644	97,385
Cameron International Corp. (a)	10,140	222,370
Caterpillar Inc.	27,548	770,242
Cooper Industries Ltd. Class A	7,982	206,414
Cummins Inc.	9,230	234,903
Deere & Co.	19,595	644,088
Dover Corp.	8,491	223,993
Eaton Corp.	7,570	279,030
Flowserve Corp.	2,597	145,744
Goodrich Corp.	5,655	214,268
Honeywell International Inc.	33,693	938,687
Illinois Tool Works Inc.	17,918	552,770
Ingersoll-Rand Co. Ltd. Class A	14,508	200,210
Johnson Controls Inc.	27,073	324,876

	Shares	Value
Common Stocks (Cont.)
Machinery & Manufacturing (Cont.)
Manitowoc Co. Inc.	5,883	$19,237
Millipore Corp. (a)	2,506	143,869
Parker Hannifin Corp.	7,474	253,966
Precision Castparts Corp.	6,433	385,337
Textron Inc.	10,809	62,044
Thermo Fisher Scientific Inc. (a)	19,262	687,076
United Technologies Corp.	43,608	1,874,272

		10,061,778

Media & Broadcasting (2.24%)
CBS Corp. Class B	30,973	118,936
Comcast Corp. Class A	132,112	1,802,008
Gannett Co. Inc.	10,358	22,788
Meredith Corp.	1,577	26,241
New York Times Co.	5,251	23,735
News Corp. Class A	105,326	697,258
Scripps Networks Interactive Class A	4,009	90,243
The DIRECTV Group Inc. (a)	23,575	537,274
The McGraw-Hill Companies Inc.	14,469	330,906
The Walt Disney Co.	85,205	1,547,323
The Washington Post Co.	280	99,988
Time Warner Cable Inc.	16,172	401,066
Time Warner Inc.	54,765	1,056,964
Viacom Inc. Class B (a)	27,893	484,780

		7,239,510

Mining & Metals (0.88%)
AK Steel Holding Corp.	5,183	36,903
Alcoa Inc.	43,306	317,866
Allegheny Technologies Inc.	4,503	98,751
Freeport-McMoRan Copper & Gold Inc.	18,827	717,497
Newmont Mining Corp.	22,417	1,003,385
Nucor Corp.	14,426	550,640
Titanium Metals Corp.	4,133	22,608
United States Steel Corp.	5,349	113,024

		2,860,674

Oil & Gas (12.43%)
Anadarko Petroleum Corp.	21,115	821,162
Apache Corp.	15,327	982,307
Baker Hughes Inc.	14,054	401,242
BJ Services Co.	13,315	132,484
Cabot Oil & Gas Corp.	4,789	112,877
Chesapeake Energy Corp.	25,703	438,493
Chevron Corp.	92,278	6,204,773
ConocoPhillips	68,346	2,676,429
Devon Energy Corp.	20,340	908,995
Diamond Offshore Drilling Inc.	3,183	200,083
El Paso Corp.	31,927	199,544
ENSCO International Inc.	6,524	172,234
EOG Resources Inc.	11,430	625,907
Exxon Mobil Corp.	227,126	15,467,281

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Halliburton Co.	41,217	$637,627
Hess Corp.	13,004	704,817
Marathon Oil Corp.	32,371	851,034
Murphy Oil Corp.	8,677	388,469
Nabors Industries Ltd. (a)	13,133	131,199
National-Oilwell Varco Inc. (a)	19,032	546,409
Noble Energy Inc.	7,865	423,766
Occidental Petroleum Corp.	37,154	2,067,620
Pioneer Natural Resources Co.	5,443	89,646
Questar Corp.	7,889	232,173
Range Resources Corp.	7,167	294,994
Rowan Companies Inc.	5,214	62,411
SCANA Corp.	5,542	171,192
Schlumberger Ltd.	54,873	2,228,941
Smith International Inc.	10,039	215,638
Southwestern Energy Co. (a)	15,796	468,983
Spectra Energy Corp.	29,408	415,829
Sunoco Inc.	5,293	140,159
Tesoro Corp.	6,130	82,571
Valero Energy Corp.	23,473	420,167
Williams Companies Inc.	26,612	302,844

		40,220,300

Retailers (7.33%)
Abercrombie & Fitch Co. Class A	3,883	92,415
Amazon.com Inc. (a)	14,729	1,081,698
AutoNation Inc. (a)	4,834	67,096
AutoZone Inc. (a)	1,745	283,772
Bed Bath & Beyond Inc. (a)	11,858	293,485
Best Buy Co. Inc.	15,547	590,164
Big Lots Inc. (a)	3,662	76,096
Coach Inc. (a)	14,810	247,327
Costco Wholesale Corp.	19,834	918,711
CVS Caremark Corp.	66,766	1,835,397
Family Dollar Stores Inc.	6,340	211,566
GameStop Corp. Class A (a)	7,432	208,245
GAP Inc.	21,382	277,752
Home Depot Inc.	77,705	1,830,730
J.C. Penney Co Inc.	10,111	202,928
Kohl’s Corp. (a)	14,016	593,157
Kroger Co.	29,865	633,735
Limited Brands Inc.	12,008	104,470
Lowe’s Companies Inc.	67,124	1,225,013
Macy’s Inc.	19,142	170,364
McDonald’s Corp.	51,103	2,788,691
Nordstrom Inc.	7,244	121,337
Office Depot Inc. (a)	12,754	16,708
RadioShack Corp.	5,919	50,726
Safeway Inc.	19,482	393,342
Sears Holdings Corp. (a)	2,587	118,252
Staples Inc.	32,686	591,943
Supervalu Inc.	9,710	138,659
Target Corp.	34,432	1,184,116

	Shares	Value
Common Stocks (Cont.)
Retailers (Cont.)
The Sherwin-Williams Co.	4,512	$234,489
Tiffany & Co.	5,642	121,641
TJX Companies Inc.	19,116	490,134
Wal-Mart Stores Inc.	102,625	5,346,762
Walgreen Co.	45,354	1,177,390

		23,718,311

Technology (3.69%)
Akamai Technologies Inc. (a)	7,789	151,107
Altera Corp.	13,769	241,646
Amphenol Corp. Class A	8,045	229,202
Analog Devices Inc.	13,223	254,807
Broadcom Corp. Class A (a)	18,739	374,405
Citrix Systems Inc. (a)	8,285	187,572
Cognizant Technology Solutions Corp. (a)	13,265	275,779
Expedia Inc. (a)	9,313	84,562
Fiserv Inc. (a)	7,235	263,788
FLIR Systems Inc. (a)	6,841	140,104
Google Inc. Class A (a)	10,998	3,827,964
International Game Technology	13,198	121,686
Jabil Circuit Inc.	9,645	53,626
L-3 Communications Holdings Inc.	5,418	367,341
Lexmark International Inc. (a)	3,720	62,756
MEMC Electronic Materials Inc. (a)	10,276	169,451
Microchip Technology Inc.	8,407	178,144
Novell Inc. (a)	15,330	65,306
Novellus Systems Inc. (a)	4,476	74,436
NVIDIA Corp. (a)	24,702	243,562
QLogic Corp. (a)	5,925	65,886
QUALCOMM Inc.	75,818	2,950,078
Salesforce.com Inc. (a)	4,849	158,708
SanDisk Corp. (a)	10,228	129,384
Symantec Corp. (a)	38,256	571,545
Teradata Corp. (a)	8,083	131,106
Teradyne Inc. (a)	7,565	33,135
Total System Services Inc.	8,965	123,807
VeriSign Inc. (a)	8,782	165,716
Xilinx Inc.	12,579	241,014

		11,937,623

Telecom & Telecom Equipment (5.78%)
American Tower Corp. Class A (a)	18,166	552,791
AT&T Inc.	270,525	6,817,230
CenturyTel Inc.	4,634	130,308
Ciena Corp. (a)	3,843	29,899
Cisco Systems Inc. (a)	268,373	4,500,615
Corning Inc.	71,256	945,567
Embarq Corp.	6,483	245,382
Frontier Communications Corp.	14,285	102,566
Harris Corp.	6,098	176,476
JDS Uniphase Corp. (a)	9,653	31,372

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecom & Telecom Equipment (Cont.)
Motorola Inc.	104,490	$441,993
Qwest Communications International Inc.	67,718	231,596
Sprint Nextel Corp. (a)	131,483	469,394
Tellabs Inc. (a)	17,918	82,064
Verizon Communications Inc.	130,368	3,937,114

		18,694,367

Textiles & Clothing (0.36%)
NIKE Inc. Class B	17,995	843,786
Polo Ralph Lauren Corp.	2,576	108,836
VF Corp.	4,054	231,524

		1,184,146

Transportation (1.94%)
Burlington Northern Santa Fe Corp.	12,882	774,852
CH Robinson Worldwide Inc.	7,742	353,113
CSX Corp.	18,168	469,643
Expeditors International of Washington Inc.	9,699	274,385
FedEx Corp.	14,274	635,050
Norfolk Southern Corp.	16,884	569,835
Union Pacific Corp.	23,230	954,985
United Parcel Service Inc. Class B	45,647	2,246,745

		6,278,608

Utilities & Energy (4.58%)
Allegheny Energy Inc.	7,754	179,660
Ameren Corp.	9,722	225,453
American Electric Power Co. Inc.	18,505	467,436
CenterPoint Energy Inc.	15,843	165,242
CMS Energy Corp.	10,200	120,768
CONSOL Energy Inc.	8,319	209,972
Consolidated Edison Inc.	12,581	498,333
Constellation Energy Group Inc.	9,048	186,932
Dominion Resources Inc.	26,784	830,036
DTE Energy Co.	7,423	205,617
Duke Energy Corp.	58,697	840,541
Dynegy Inc. (a)	23,131	32,615
Edison International	14,851	427,857
Entergy Corp.	8,702	592,519
EQT Corp.	5,881	184,252
Exelon Corp.	30,131	1,367,646
FirstEnergy Corp.	13,998	540,323
FPL Group Inc.	18,736	950,477
Integrys Energy Group Inc.	3,498	91,088
Massey Energy Co.	3,896	39,428
Nicor Inc.	2,047	68,022
NiSource Inc.	12,575	123,235
Northeast Utilities	7,823	168,899
Peabody Energy Corp.	12,256	306,890
Pepco Holdings Inc.	9,898	123,527

	Shares or principal amount	Value
Common Stocks (Cont.)
Utilities & Energy (Cont.)
PG&E Corp.	16,748	$640,109
Pinnacle West Capital Corp.	4,549	120,821
PPL Corp.	17,242	495,018
Progress Energy Inc.	12,602	456,948
Public Service Enterprise Group Inc.	23,185	683,262
Sempra Energy	11,229	519,229
TECO Energy Inc.	9,592	106,951
The AES Corp. (a)	30,625	177,931
The Southern Co.	35,645	1,091,450
Windstream Corp.	20,030	161,442
Wisconsin Energy Corp.	5,329	219,395
Xcel Energy Inc.	20,875	388,901
XTO Energy Inc.	26,569	813,543

		14,821,768

Total Common Stocks
(cost $498,063,712)		318,069,974

Short-term Investments (1.52%)
U.S. Treasury Bill, 0.010%, 04/23/2009 (b)	$4,909,000	4,908,578

Total Short-term Investments
(cost $4,908,921)		4,908,578

TOTAL INVESTMENTS (99.81%)
(cost $502,972,633)		322,978,552
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.19%)		625,689

NET ASSETS (100.00%)		$323,604,241

(a)	Non-income producing security.

(b)	At March 31, 2009, this security has been pledged to cover, in whole or in part, initial margin requirements for open future contracts.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (98.55%)
Automotive & Transportation (3.10%)
AAR Corp. (a)	9,082	$113,888
Airtran Holdings Inc. (a)	25,650	116,707
Alaska Air Group Inc. (a)	7,994	140,455
Allegiant Travel Co. (a)	2,995	136,153
Amerco Inc. (a)	2,104	70,547
American Axle & Manufacturing Holdings Inc.	10,110	13,345
American Commercial Lines Inc. (a)	7,850	24,884
American Railcar Industries Inc.	2,027	15,466
Amerigon Inc. (a)	4,985	18,444
Arkansas Best Corp.	4,973	94,586
ArvinMeritor Inc.	16,187	12,788
ATC Technology Corp. (a)	4,557	51,038
Atlas Air Worldwide Holdings Inc. (a)	2,919	50,645
Bristow Group Inc. (a)	5,633	120,715
CAI International Inc. (a)	1,609	4,553
Celadon Group Inc. (a)	4,880	27,084
Commercial Vehicle Group Inc. (a)	4,770	2,623
Cooper Tire & Rubber Co.	13,076	52,827
Dana Holding Corp. (a)	21,736	9,999
DHT Maritime Inc.	8,610	33,062
Dorman Products Inc. (a)	2,397	22,364
Dynamex Inc. (a)	2,021	26,435
Eagle Bulk Shipping Inc.	10,273	43,660
Force Protection Inc. (a)	15,577	74,770
Forward Air Corp.	6,333	102,785
Freightcar America Inc.	2,628	46,069
Fuel Systems Solutions Inc. (a)	2,653	35,762
Genco Shipping & Trading Ltd.	5,330	65,772
General Maritime Corp.	10,708	74,956
Genesee & Wyoming Inc. (a)	6,822	144,968
Golar LNG Ltd.	7,756	26,603
Greenbrier Companies Inc.	3,591	13,143
GulfMark Offshore Inc. (a)	5,284	126,076
Hawaiian Holdings Inc. (a)	10,547	39,340
Hayes Lemmerz International Inc. (a)	21,627	4,001
Heartland Express Inc.	11,846	175,439
Horizon Lines Inc.	6,887	20,868
Hub Group Inc. (a)	8,552	145,384
International Shipholding Corp.	1,325	26,063
Jetblue Airways Corp. (a)	39,428	143,912
Knight Transportation Inc.	13,322	201,962
Knightsbridge Tankers Ltd.	3,754	54,621
Lear Corp. (a)	14,087	10,565
Marine Products Corp.	2,326	9,862
Marten Transport Ltd. (a)	3,359	62,746
Modine Manufacturing Co.	7,083	17,707
Nordic American Tanker Shipping Ltd.	8,533	250,017
Odyssey Marine Exploration Inc. (a)	13,380	45,358
Old Dominion Freight Line Inc. (a)	6,443	151,346
Pacer International Inc.	7,619	26,666
Patriot Transportation Holding Inc. (a)	349	21,750
PHI Inc. (a)	2,963	29,571

	Shares	Value
Common Stocks (Cont.)
Automotive & Transportation (Cont.)
Polaris Industries Inc.	7,656	$164,145
Quantum Fuel Systems Technologies Worldwide Inc. (a)	24,120	19,296
Republic Airways Holdings Inc. (a)	7,666	49,676
Saia Inc. (a)	2,858	34,153
Ship Finance International Ltd.	9,270	60,811
SkyWest Inc.	13,266	165,029
Spartan Motors Inc.	7,181	28,868
Stoneridge Inc. (a)	3,207	6,767
Superior Industries International Inc.	5,059	59,949
TBS International Ltd. Class A (a)	2,300	16,905
Tenneco Inc. (a)	10,235	16,683
UAL Corp. (a)	32,349	144,924
Ultrapetrol Bahamas Ltd. (a)	5,484	14,807
Universal Truckload Services Inc.	1,364	19,560
US Airways Group Inc. (a)	26,222	66,342
Wabash National Corp.	6,735	8,284
Werner Enterprises Inc.	9,441	142,748
Winnebago Industries Inc.	6,470	34,356
Wonder Auto Technology Inc. (a)	3,213	11,503
YRC Worldwide Inc. (a)	12,541	56,309

		4,471,465

Consumer Discretionary (16.68%)
1-800-FLOWERS.COM Inc. (a)	5,927	12,269
99 Cents Only Stores (a)	10,363	95,754
Aaron Rents Inc.	10,365	276,331
ABM Industries Inc.	10,161	166,640
Administaff Inc.	4,737	100,093
Advisory Board Co. (a)	3,803	63,054
Aeropostale Inc. (a)	15,216	404,137
AFC Enterprises (a)	5,950	26,835
AH Belo Corp. Class A	4,479	4,389
Ambassadors Group Inc.	4,188	34,007
America’s Car-Mart Inc. (a)	2,197	29,857
American Apparel Inc. (a)	7,425	21,681
American Greetings Corp.	9,964	50,418
American Public Education Inc. (a)	2,418	101,701
American Woodmark Corp.	2,358	41,406
Ameristar Casinos Inc.	5,683	71,492
AMN Healthcare Services Inc. (a)	7,429	37,888
Arbitron Inc.	6,105	91,636
Aristotle Corp. (a)	264	913
Asbury Automotive Group Inc.	7,007	30,200
Bally Technologies Inc. (a)	12,462	229,550
bebe stores inc.	8,424	56,188
Belo Corp. Class A	19,572	11,939
Bidz.com Inc. (a)	1,260	5,065
Big 5 Sporting Goods Corp.	5,067	29,743
BJ’s Restaurants Inc. (a)	3,960	55,084
Blockbuster Inc. (a)	40,469	29,138
Blue Nile Inc. (a)	2,950	88,943

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Blyth Inc.	1,375	$35,929
Bob Evans Farms Inc.	7,326	164,249
Borders Group Inc. (a)	13,278	8,365
Bowne & Co. Inc.	5,922	19,010
Brightpoint Inc. (a)	11,001	47,084
Brown Shoe Co. Inc.	9,296	34,860
Brunswick Corp.	19,240	66,378
Buckle Inc.	5,094	162,651
Buffalo Wild Wings Inc. (a)	3,908	142,955
Build-A-Bear Workshop Inc. (a)	3,308	20,080
Cabela’s Inc. (a)	8,437	76,861
Cache Inc. (a)	2,706	7,793
California Pizza Kitchen Inc. (a)	4,628	60,534
Callaway Golf Co.	14,557	104,519
Capella Education Co. (a)	3,300	174,900
Carter’s Inc. (a)	12,586	236,743
Casella Waste Systems Inc. (a)	5,123	8,760
Casual Male Retail Group Inc. (a)	8,585	4,207
Cato Corp. Class A	6,080	111,142
CBIZ Inc. (a)	10,773	75,088
CDI Corp.	2,940	28,577
CEC Entertainment Inc. (a)	4,415	114,260
Central Garden & Pet Co. (a)	14,270	107,310
Cenveo Inc. (a)	10,556	34,307
Charlotte Russe Holding Inc. (a)	4,583	37,351
Charming Shoppes Inc. (a)	24,897	34,856
Charter Communications Inc. (a)	89,542	1,862
Chattem Inc. (a)	3,928	220,164
Cheesecake Factory Inc. (a)	13,102	150,018
Chemed Corp.	5,166	200,957
Cherokee Inc.	1,879	29,312
Chico’s FAS Inc. (a)	39,669	213,023
Children’s Place Retail Stores Inc. (a)	5,129	112,274
Chindex International Inc. (a)	2,419	12,022
Christopher & Banks Corp.	7,821	31,988
Churchill Downs Inc.	2,112	63,487
Cinemark Holdings Inc.	6,550	61,505
Citi Trends Inc. (a)	3,131	71,669
CKE Restaurants Inc.	11,869	99,700
CKX Inc. (a)	11,551	47,359
Coinstar Inc. (a)	6,135	200,983
Coldwater Creek Inc. (a)	12,485	31,337
Collective Brands Inc. (a)	14,182	138,133
Columbia Sportswear Co.	2,720	81,382
Compass Diversified Holdings	5,227	46,625
Conn’s Inc. (a)	2,383	33,457
Consolidated Graphics Inc. (a)	2,187	27,819
Core-Mark Holding Co. Inc. (a)	2,063	37,588
Corinthian Colleges Inc. (a)	19,368	376,708
Cornell Companies Inc. (a)	2,436	39,877
CoStar Group Inc. (a)	4,290	129,772
Courier Corp.	2,394	36,317
Cox Radio Inc. (a)	5,635	23,104

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
CRA International Inc. (a)	2,428	$45,841
Cracker Barrel Old Country Store Inc.	4,999	143,171
Crocs Inc. (a)	18,277	21,750
Cross Country Healthcare Inc. (a)	6,774	44,370
Crown Media Holdings Inc. (a)	3,483	7,105
CSS Industries Inc.	1,725	29,325
Cumulus Media Inc. (a)	6,002	6,062
Deckers Outdoor Corp. (a)	3,019	160,128
Denny’s Corp. (a)	20,836	34,796
DG FastChannel Inc. (a)	4,147	77,839
Dice Holdings Inc. (a)	3,184	8,852
Dillard’s Inc. Class A	12,529	71,415
DineEquity Inc.	3,821	45,317
Dolan Media Co. (a)	6,758	53,185
Dollar Thrifty Automotive Group Inc. (a)	4,874	5,654
Domino’s Pizza Inc. (a)	8,991	58,891
Dover Downs Gaming & Entertainment Inc.	3,524	10,819
Dover Motorsports Inc.	3,309	6,122
Dress Barn Inc. (a)	10,270	126,218
drugstore.com Inc. (a)	18,300	21,411
DSW Inc. (a)	3,258	30,267
DTS Inc. (a)	3,911	94,099
DynCorp International Inc. Class A (a)	5,429	72,369
EarthLink Inc. (a)	25,456	167,246
Einstein Noah Restaurant Group Inc. (a)	955	5,568
Elixir Gaming Technologies Inc. (a)	14,794	1,627
Elizabeth Arden Inc. (a)	5,393	31,441
Ennis Inc.	5,646	50,024
Entercom Communications Corp.	5,644	6,208
Entravision Communications Corp. (a)	14,124	3,672
Ethan Allen Interiors Inc.	5,426	61,097
Exponent Inc. (a)	3,170	80,296
EZCORP Inc. (a)	10,111	116,984
FGX International Holdings Ltd. (a)	3,090	35,906
First Advantage Corp. Class A (a)	2,252	31,033
Fisher Communications Inc.	1,600	15,616
Forrester Research Inc. (a)	3,410	70,110
Fossil Inc. (a)	9,966	156,466
Fred’s Inc.	8,764	98,858
Fuqi International Inc. (a)	2,130	10,011
Furniture Brands International Inc.	9,133	13,426
G&K Services Inc. Class A	4,372	82,675
G-III Apparel Group Ltd. (a)	2,905	16,036
Gaiam Inc. (a)	3,939	12,920
Gaylord Entertainment Co. (a)	8,973	74,745
Genesco Inc. (a)	4,217	79,406
Geo Group Inc. (a)	11,766	155,899
Gevity HR Inc.	4,940	19,513
Global Sources Ltd. (a)	4,005	15,579
Global Traffic Network Inc. (a)	2,589	7,845
Grand Canyon Education Inc. (a)	2,442	42,149
Gray Television Inc.	8,547	2,735

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Great Wolf Resorts Inc. (a)	6,249	$14,560
Group 1 Automotive Inc.	5,106	71,331
GSI Commerce Inc. (a)	5,153	67,504
Gymboree Corp. (a)	6,299	134,484
Harte-Hanks Inc.	8,056	43,100
Haverty Furniture Companies Inc.	4,011	42,236
Heidrick & Struggles International Inc.	3,844	68,193
Helen of Troy Ltd. (a)	6,630	91,163
Hibbett Sports Inc. (a)	6,347	121,989
Hooker Furniture Corp.	2,155	18,188
Hot Topic Inc. (a)	9,743	109,024
Houston Wire & Cable Co.	3,904	30,256
HSW International Inc. (a)	6,087	1,004
Hudson Highland Group Inc. (a)	5,491	6,095
ICF International Inc. (a)	1,453	33,375
Iconix Brand Group Inc. (a)	12,662	112,059
ICT Group Inc. (a)	2,157	12,014
infoGROUP Inc. (a)	7,228	30,068
Infospace Inc. (a)	7,544	39,229
Insight Enterprises Inc. (a)	10,209	31,240
Inter Parfums Inc.	3,080	17,956
Internap Network Services Corp. (a)	11,056	29,741
inVentiv Health Inc. (a)	7,259	59,233
Isle of Capri Casinos Inc. (a)	3,230	17,087
J. Crew Group Inc. (a)	9,309	122,693
Jack in the Box Inc. (a)	13,387	311,783
Jackson Hewitt Tax Service Inc.	6,606	34,483
JAKKS Pacific Inc. (a)	6,465	79,843
Jo-Ann Stores Inc. (a)	5,568	90,981
Jos. A. Bank Clothiers Inc. (a)	3,992	111,018
Journal Communications Inc. Class A	9,883	7,412
K-Swiss Inc. Class A	5,676	48,473
K12 Inc. (a)	1,289	17,917
Kelly Services Inc. Class A	5,761	46,376
Kenexa Corp. (a)	5,103	27,505
Kenneth Cole Productions Inc.	1,851	11,828
Kforce Inc. (a)	7,368	51,797
Kimball International Inc. Class B	7,002	45,933
Knology Inc. (a)	6,226	25,651
Korn/Ferry International (a)	10,254	92,901
Krispy Kreme Doughnuts Inc. (a)	13,280	21,248
La-Z-Boy Inc.	11,284	14,105
Lancaster Colony Corp.	4,729	196,159
Landry’s Restaurants Inc.	2,833	14,788
Lawson Products Inc.	834	10,150
Leapfrog Enterprises Inc. (a)	7,131	9,841
Learning Tree International Inc. (a)	1,957	16,576
LECG Corp. (a)	5,801	14,735
Lee Enterprises Inc. Class A	10,047	2,813
Libbey Inc.	2,945	2,709
Life Time Fitness Inc. (a)	7,650	96,084
Lin TV Corp. (a)	5,603	6,275
Lincoln Educational Services (a)	1,095	20,060

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Liquidity Services Inc. (a)	3,203	$22,389
Live Nation Inc. (a)	16,643	44,437
Lodgian Inc. (a)	3,822	8,026
LoopNet Inc. (a)	6,420	39,034
Luby’s Inc. (a)	4,719	23,170
Maidenform Brands Inc. (a)	4,933	45,186
Mannatech Inc.	3,189	10,619
Marchex Inc. Class B	5,610	19,298
Marcus Corp.	4,404	37,434
MarineMax Inc. (a)	3,499	6,858
Martha Stewart Living Omnimedia Inc. (a)	5,601	13,946
Marvel Entertainment Inc. (a)	11,095	294,572
Matthews International Corp.	7,146	205,876
MAXIMUS Inc.	4,066	162,071
McClatchy Co. Class A	12,486	6,118
Media General Inc.	5,138	9,865
Mediacom Communications Corp. Class A (a)	8,650	34,860
Midas Inc. (a)	3,045	24,116
Monarch Casino & Resort Inc. (a)	2,838	14,644
Monro Muffler Brake Inc.	3,835	104,811
Morgans Hotel Group Co. (a)	5,920	18,411
Movado Group Inc.	3,484	26,269
MPS Group Inc. (a)	22,116	131,590
MWI Veterinary Supply Inc. (a)	2,250	64,080
National CineMedia Inc.	9,236	121,730
National Presto Industries Inc.	985	60,095
Nautilus Inc. (a)	6,062	3,819
Navigant Consulting Inc. (a)	11,279	147,417
Net 1 UEPS Technologies Inc. (a)	11,345	172,557
Netflix Inc. (a)	9,264	397,611
New York & Co. Inc. (a)	5,088	18,062
NIC Inc.	8,750	45,500
Nu Skin Enterprises Inc.	10,876	114,089
NutriSystem Inc.	6,706	95,695
O’Charley’s Inc.	3,981	11,983
On Assignment Inc. (a)	7,768	21,051
Orbitz Worldwide Inc. (a)	8,023	10,350
Outdoor Channel Holdings Inc. (a)	3,518	23,993
Overstock.com Inc. (a)	3,311	30,296
Oxford Industries Inc.	3,029	18,689
Pacific Sunwear of California Inc. (a)	15,583	25,868
Pantry Inc. (a)	5,107	89,934
Papa John’s International Inc. (a)	4,799	109,753
ParkerVision Inc. (a)	5,039	8,516
PC Connection Inc. (a)	2,174	8,261
PC Mall Inc. (a)	2,421	10,991
PEP Boys-Manny Moe & Jack	9,260	40,837
Perficient Inc. (a)	7,015	37,881
Perry Ellis International Inc. (a)	2,507	8,674
PetMed Express Inc. (a)	5,206	85,795
PF Chang’s China Bistro Inc. (a)	5,259	120,326

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
PHH Corp. (a)	11,892	$167,083
Pier 1 Imports Inc. (a)	19,613	10,983
Pinnacle Entertainment Inc. (a)	13,166	92,689
Playboy Enterprises Inc. (a)	4,731	9,320
Pool Corp.	11,100	148,740
Pre-Paid Legal Services Inc. (a)	1,833	53,212
Prestige Brands Holdings Inc. (a)	7,407	38,368
PRG-Schultz International Inc. (a)	3,281	9,318
PriceSmart Inc.	3,165	57,002
Primedia Inc.	5,537	13,676
Princeton Review Inc. (a)	2,918	12,693
Protection One Inc. (a)	1,393	4,444
Quiksilver Inc. (a)	27,686	35,438
RC2 Corp. (a)	3,911	20,611
Red Robin Gourmet Burgers Inc. (a)	3,697	65,178
Regis Corp.	10,220	147,679
Renaissance Learning Inc.	2,122	19,034
Rent-A-Center Inc. (a)	15,246	295,315
Resources Connection Inc. (a)	10,592	159,727
Retail Ventures Inc. (a)	6,777	10,301
REX Stores Corp. (a)	1,944	20,840
RHI Entertainment Inc. (a)	2,961	4,501
Rick’s Cabaret International Inc. (a)	1,320	5,993
Riviera Holdings Corp. (a)	2,014	2,054
Rollins Inc.	9,740	167,041
RSC Holdings Inc. (a)	10,445	54,941
Ruby Tuesday Inc. (a)	11,129	32,497
Rush Enterprises Inc. Class A (a)	7,374	65,776
Russ Berrie & Co. Inc. (a)	3,797	5,012
Ruth’s Hospitality Group Inc. (a)	4,036	4,884
Sally Beauty Holdings Inc. (a)	20,711	117,638
Schawk Inc.	3,174	19,171
Scholastic Corp.	5,288	79,690
School Specialty Inc. (a)	4,122	72,506
Sealy Corp. (a)	10,019	14,928
Shoe Carnival Inc. (a)	1,823	18,868
Shuffle Master Inc. (a)	13,231	37,973
Shutterfly Inc. (a)	4,314	40,422
Sinclair Broadcast Group Inc.	11,499	11,844
Six Flags Inc. (a)	14,575	3,935
Skechers U.S.A. Inc. (a)	7,209	48,084
Sonic Automotive Inc.	5,731	9,170
Sonic Corp. (a)	13,162	131,883
Sotheby’s	14,798	133,182
Speedway Motorsports Inc.	2,987	35,306
Spherion Corp. (a)	12,355	25,698
Stage Stores Inc.	8,860	89,309
Stamps.com Inc. (a)	3,413	33,106
Standard Parking Corp. (a)	2,124	34,834
Standard Register Co.	3,255	14,908
Stein Mart Inc. (a)	5,275	15,245
Steiner Leisure Ltd. (a)	3,597	87,803
Steinway Musical Instruments Inc. (a)	1,507	18,039

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Steven Madden Ltd. (a)	3,880	$72,866
Stewart Enterprises Inc.	18,382	59,558
Syms Corp. (a)	1,450	8,874
Systemax Inc. (a)	2,362	30,517
Take-Two Interactive Software Inc. (a)	16,891	141,040
Talbots Inc.	5,360	18,814
TeleTech Holdings Inc. (a)	8,806	95,897
Tempur-Pedic International Inc.	16,399	119,713
Texas Roadhouse Inc. Class A (a)	11,495	109,547
The Finish Line Inc. Class A	9,369	62,023
The Knot Inc. (a)	6,203	50,865
The Men’s Wearhouse Inc.	12,070	182,740
The Providence Service Corp. (a)	2,574	17,709
The Steak n Shake Co. (a)	6,447	48,804
thinkorswim Group Inc. (a)	12,303	106,298
THQ Inc. (a)	14,645	44,521
Timberland Co. (a)	10,498	125,346
TiVo Inc. (a)	23,802	167,566
Town Sports International Holdings Inc. (a)	3,831	11,455
Tractor Supply Co. (a)	7,624	274,921
True Religion Apparel Inc. (a)	3,744	44,217
TrueBlue Inc. (a)	9,755	80,479
Tuesday Morning Corp. (a)	7,227	9,178
Tupperware Brands Corp.	14,066	238,981
Tween Brands Inc. (a)	5,444	11,650
Ulta Salon Cosmetics & Fragrance Inc. (a)	4,449	29,452
Under Armour Inc. Class A (a)	7,686	126,281
UniFirst Corp.	3,154	87,807
United Online Inc.	16,933	75,521
United Stationers Inc. (a)	5,249	147,392
Universal Electronics Inc. (a)	3,113	56,345
Universal Technical Institute Inc. (a)	5,150	61,800
USANA Health Sciences Inc. (a)	1,697	37,945
Vail Resorts Inc. (a)	6,874	140,436
Valassis Communications Inc. (a)	10,551	16,565
Value Line Inc.	444	12,139
ValueClick Inc. (a)	19,000	161,690
Viad Corp.	4,547	64,204
VistaPrint Ltd. (a)	9,935	273,113
Volcom Inc. (a)	3,988	38,684
Volt Information Sciences Inc. (a)	2,876	19,125
Warnaco Group Inc. (a)	10,585	254,040
Waste Connections Inc. (a)	17,993	462,420
Waste Services Inc. (a)	5,201	22,260
Watson Wyatt Worldwide Inc.	9,641	475,976
WD-40 Co.	3,611	87,170
Wendy’s/Arby’s Group Inc. Class A	89,575	450,562
Wet Seal Inc. Class A (a)	20,207	67,896
Weyco Group Inc.	1,588	41,161
WMS Industries Inc. (a)	10,041	209,957
Wolverine World Wide Inc.	11,441	178,251

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
World Fuel Services Corp.	6,400	$202,432
World Wrestling Entertainment Inc.	4,664	53,823
Zale Corp. (a)	7,018	13,685
Zumiez Inc. (a)	4,309	41,797

		24,075,778

Consumer Staples (3.52%)
Alliance One International Inc. (a)	21,262	81,646
American Dairy Inc. (a)	1,558	26,346
Arden Group Inc. Class A	240	28,042
B&G Foods Inc. Class A	4,404	22,901
Boston Beer Co. Inc. (a)	1,853	38,653
Cal-Maine Foods Inc.	3,107	69,566
Casey’s General Stores Inc.	11,592	309,043
Chiquita Brands International Inc. (a)	9,508	63,038
Coca-Cola Bottling Co. Consolidated	896	46,637
Diamond Foods Inc.	3,522	98,369
Farmer Brothers Co.	1,392	24,778
Flowers Foods Inc.	17,473	410,266
Fresh Del Monte Produce Inc. (a)	9,632	158,157
Green Mountain Coffee Roasters Inc. (a)	3,779	181,392
Hain Celestial Group Inc. (a)	9,504	135,337
Imperial Sugar Co.	2,561	18,413
Ingles Markets Inc.	2,759	41,192
J&J Snack Foods Corp.	3,107	107,471
Lance Inc.	6,161	128,272
Lifeway Foods Inc. (a)	1,050	8,400
Lululemon Athletica Inc. (a)	3,954	34,242
M & F Worldwide Corp. (a)	2,796	32,741
Maui Land & Pineapple Company Inc. (a)	1,089	9,246
Nash Finch Co.	2,841	79,804
National Beverage Corp. (a)	2,198	20,156
Omega Protein Corp. (a)	4,026	10,629
Peet’s Coffee & Tea Inc. (a)	2,997	64,795
Ralcorp Holdings Inc. (a)	12,685	683,468
Reddy Ice Holdings Inc.	3,927	5,773
Ruddick Corp.	9,611	215,767
Sanderson Farms Inc.	4,764	178,888
Schiff Nutrition International Inc. (a)	2,028	9,126
Seaboard Corp.	73	73,730
Sensient Technologies Corp.	10,971	257,818
Smart Balance Inc. (a)	13,750	83,050
Spartan Stores Inc.	4,803	74,014
Star Scientific Inc. (a)	14,390	61,589
Susser Holdings Corp. (a)	1,698	22,821
Synutra International Inc. (a)	2,275	18,678
The Great Atlantic & Pacific Tea Company Inc. (a)	7,747	41,136
Tootsie Roll Industries Inc.	5,385	116,962
TreeHouse Foods Inc. (a)	7,227	208,065
United Natural Foods Inc. (a)	9,998	189,662

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Universal Corp.	5,575	$166,804
Vector Group Ltd.	7,288	94,671
Village Super Market Inc. Class A	1,434	44,698
Weis Markets Inc.	2,424	75,241
Winn-Dixie Stores Inc. (a)	12,556	120,035
Zep Inc.	4,690	47,979
Zhongpin Inc. (a)	4,043	35,902

		5,075,409

Durable Products (7.01%)
ACCO Brands Corp. (a)	11,895	11,657
Actuant Corp. Class A	12,827	132,503
Advanced Energy Industries Inc. (a)	7,170	53,990
Aerovironment Inc. (a)	2,248	46,983
Alamo Group Inc.	1,355	14,444
Albany International Corp. Class A	6,520	59,006
Altra Holdings Inc. (a)	5,797	22,492
American Ecology Corp.	3,573	49,808
American Superconductor Corp. (a)	9,832	170,192
AO Smith Corp.	4,383	110,364
Applied Industrial Technologies Inc.	9,853	166,220
ARGON ST Inc. (a)	2,876	54,558
Arris Group Inc. (a)	27,217	200,589
Ascent Solar Technologies Inc. (a)	1,628	6,610
Astec Industries Inc. (a)	4,045	106,100
Asyst Technologies Inc. (a)	11,167	3,127
ATMI Inc. (a)	7,055	108,859
Audiovox Corp. (a)	3,821	13,106
Axcelis Technologies Inc. (a)	22,494	8,548
Axsys Technologies Inc. (a)	1,917	80,591
AZZ Inc. (a)	2,662	70,250
Badger Meter Inc.	3,202	92,506
Baldor Electric Co.	10,725	155,405
Beacon Power Corp. (a)	19,421	9,128
Beazer Homes USA Inc. (a)	8,686	8,773
Belden Inc.	10,550	131,980
Blount International Inc. (a)	8,487	39,210
Brady Corp.	11,488	202,533
Briggs & Stratton Corp.	11,474	189,321
Brooks Automation Inc. (a)	14,541	67,034
Cascade Corp.	1,993	35,137
Cavco Industries Inc. (a)	1,418	33,465
Champion Enterprises Inc. (a)	17,052	8,185
Chart Industries Inc. (a)	6,222	49,029
Cognex Corp.	9,385	125,290
Cohu Inc.	5,061	36,439
Colfax Corp. (a)	4,734	32,523
Columbus McKinnon Corp. (a)	4,169	36,354
CTS Corp.	7,224	26,079
Curtiss-Wright Corp.	10,126	284,034
Cymer Inc. (a)	7,126	158,625
Darling International Inc. (a)	17,903	66,420
Dionex Corp. (a)	4,248	200,718

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
Ducommun Inc.	2,316	$33,675
DXP Enterprises Inc. (a)	1,570	16,218
Electro Scientific Industries Inc. (a)	5,857	34,673
EMCORE Corp. (a)	16,110	12,082
Energy Recovery Inc. (a)	3,257	24,753
EnPro Industries Inc. (a)	4,385	74,983
Entegris Inc. (a)	25,086	21,574
ESCO Technologies Inc. (a)	5,963	230,768
Esterline Technologies Corp. (a)	6,730	135,879
FARO Technologies Inc. (a)	3,661	49,204
Federal Signal Corp.	10,541	55,551
FEI Co. (a)	8,520	131,464
Flanders Corp. (a)	3,514	14,197
Flow International Corp. (a)	8,247	13,360
Franklin Electric Co. Inc.	5,372	118,882
Fuel Tech Inc. (a)	4,840	50,626
Fushi Copperweld Inc. (a)	3,163	15,182
GenCorp Inc. (a)	12,693	26,909
GenTek Inc. (a)	1,972	34,490
Graham Corp.	2,178	19,537
Harbin Electric Inc. (a)	1,368	8,413
Heico Corp.	5,136	124,805
Herman Miller Inc.	13,104	139,689
hhgregg Inc. (a)	2,731	38,644
HNI Corp.	10,431	108,482
Hovnanian Enterprises Inc. (a)	10,174	15,871
Hurco Companies Inc. (a)	1,407	14,956
InterDigital Inc. (a)	10,352	267,289
Interface Inc.	11,625	34,759
Intevac Inc. (a)	4,909	25,576
K-Tron International Inc. (a)	532	32,276
Kadant Inc. (a)	3,056	35,205
Kaman Corp.	5,567	69,810
Key Technology Inc. (a)	1,233	10,850
Knoll Inc.	10,631	65,168
Kulicke & Soffa Industries Inc. (a)	11,745	30,772
Lindsay Corp.	2,618	70,686
Littelfuse Inc. (a)	4,760	52,312
LMI Aerospace Inc. (a)	1,901	13,763
LTX-Credence Corp. (a)	27,507	7,702
M/I Homes Inc.	3,073	21,480
MasTec Inc. (a)	10,851	131,189
Mattson Technology Inc. (a)	10,971	9,227
Measurement Specialties Inc. (a)	3,091	12,642
Meritage Homes Corp. (a)	6,737	76,937
Met-Pro Corp.	3,296	26,862
Metalico Inc. (a)	5,308	9,024
Middleby Corp. (a)	3,975	128,909
Mine Safety Appliances Co.	7,293	146,006
MKS Instruments Inc. (a)	11,650	170,905
Mobile Mini Inc. (a)	7,605	87,610
Moog Inc. Class A (a)	9,678	221,336
NACCO Industries Inc. Class A	1,318	35,823

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
Nordson Corp.	7,710	$219,195
OpNext Inc. (a)	4,528	7,743
Orbital Sciences Corp. (a)	13,418	159,540
Orion Energy Systems Inc. (a)	1,833	8,084
OYO Geospace Corp. (a)	826	10,788
Palm Harbor Homes Inc. (a)	1,838	4,099
Park-Ohio Holdings Corp. (a)	1,844	6,011
Photronics Inc. (a)	9,189	8,821
Plantronics Inc.	10,751	129,765
PMFG Inc. (a)	2,844	22,411
Powell Industries Inc. (a)	1,722	60,804
Power-One Inc. (a)	17,668	15,548
Powerwave Technologies Inc. (a)	28,851	17,137
Preformed Line Products Co.	591	22,245
Presstek Inc. (a)	6,039	12,501
Raser Technologies Inc. (a)	9,887	41,427
Regal-Beloit Corp.	7,350	225,204
Robbins & Myers Inc.	6,161	93,462
Rofin-Sinar Technologies Inc. (a)	7,024	113,227
Rudolph Technologies Inc. (a)	6,771	20,516
Ryland Group Inc.	9,886	164,701
Sauer-Danfoss Inc.	2,436	5,944
Semitool Inc. (a)	5,123	14,242
Skyline Corp.	1,501	28,534
Smith & Wesson Holding Corp. (a)	8,229	49,539
Sonic Solutions (a)	5,168	6,202
Standard Pacific Corp. (a)	27,253	23,983
Standex International Corp.	2,808	25,834
Sun Hydraulics Corp.	2,559	37,387
Symmetricom Inc. (a)	9,478	33,173
Synthesis Energy Systems Inc. (a)	5,471	3,611
TAL International Group Inc.	3,230	23,644
Taser International Inc. (a)	14,850	69,498
Team Inc. (a)	4,053	47,501
Technitrol Inc.	8,988	15,369
Tecumseh Products Co. Class A (a)	3,579	16,177
Teledyne Technologies Inc. (a)	8,041	214,534
Tennant Co.	3,644	34,144
Textainer Group Holdings Ltd.	2,096	14,148
The Gormann-Rupp Co.	3,455	68,409
Thermadyne Holdings Corp. (a)	2,931	6,214
Titan International Inc.	7,535	37,901
Titan Machinery Inc. (a)	1,604	14,420
TransDigm Group Inc. (a)	7,600	249,584
Triumph Group Inc.	3,881	148,254
Twin Disc Inc.	1,842	12,747
Ultra Clean Holdings Inc. (a)	4,366	4,672
Ultratech Inc. (a)	5,186	64,773
Veeco Instruments Inc. (a)	7,033	46,910
Vicor Corp.	4,252	20,792
Wabtec Corp.	10,944	288,703
Watts Water Technologies Inc.	6,779	132,597
Woodward Governor Co.	13,364	149,409

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Durable Products (Cont.)
Zygo Corp. (a)	3,302	$15,156

		10,124,404

Financial Services (21.21%)
1st Source Corp.	3,385	61,099
Abington Bancorp Inc.	5,360	44,381
Acadia Realty Trust	7,359	78,079
Advance America Cash Advance Centers Inc.	9,722	16,430
Advanta Corp. Class B	8,398	5,543
Advent Software Inc. (a)	3,667	122,148
Agree Realty Corp.	1,730	27,144
Aircastle Ltd.	10,241	47,621
Alexander’s Inc.	449	76,501
Ambac Financial Group Inc.	62,982	49,126
Amcore Financial Inc.	4,891	7,826
American Campus Communities Inc.	9,802	170,163
American Capital Agency Corp.	2,189	37,454
American Equity Investment Life Holding Co.	11,990	49,878
American Physicians Capital Inc.	1,844	75,456
American Safety Insurance Holdings Ltd. (a)	2,322	26,726
Ameris Bancorp	2,760	13,000
Amerisafe Inc. (a)	4,129	63,256
Ames National Corp.	1,410	24,097
Ampal-American Israel Corp. (a)	4,533	7,751
AmTrust Financial Services Inc.	3,481	33,244
Anchor Bancorp Wisconsin Inc.	3,898	5,262
Anthracite Capital Inc.	12,047	4,096
Anworth Mortgage Asset Corp.	22,302	136,711
Apollo Investment Corp.	32,371	112,651
Arbor Realty Trust Inc.	3,036	2,186
Ares Capital Corp.	21,343	103,300
Argo Group International Holdings Ltd. (a)	7,033	211,904
Arrow Financial Corp.	2,001	47,404
Ashford Hospitality Trust Inc.	17,816	27,437
Aspen Insurance Holdings Ltd.	19,293	433,321
Asset Acceptance Capital Corp. (a)	3,279	17,411
Assured Guaranty Ltd.	12,260	83,000
Avatar Holdings Inc. (a)	1,336	20,013
Baldwin & Lyons Inc.	1,878	35,532
BancFirst Corp.	1,654	60,206
Banco Latinoamericano de Exportaciones SA	5,988	56,108
BancTrust Financial Group Inc.	3,839	24,301
Bank Mutual Corp.	11,083	100,412
Bank of the Ozarks Inc.	2,710	62,547
BankFinancial Corp.	4,326	43,130
Bankrate Inc. (a)	2,795	69,735
Banner Corp.	3,073	8,942

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Beneficial Mutual Bancorp Inc. (a)	7,546	$74,328
Berkshire Hills Bancorp Inc.	2,631	60,303
BGC Partners Inc. Class A	7,035	15,547
BioMed Realty Trust Inc.	17,628	119,342
BlackRock Kelso Capital Corp.	2,843	11,912
Boston Private Financial Holdings Inc.	11,704	41,081
Broadpoint Securities Group Inc. (a)	5,255	17,342
Brookline Bancorp Inc.	13,097	124,421
Brooklyn Federal Bancorp Inc.	733	8,085
Bryn Mawr Bank Corp.	1,505	25,359
Calamos Asset Management Inc. Class A	4,572	21,991
Camden National Corp.	1,686	38,525
Capital City Bank Group Inc.	2,640	30,254
Capital Southwest Corp.	669	51,105
Capital Trust Inc.	3,648	4,013
Capitol Bancorp Ltd.	3,354	13,919
CapLease Inc.	10,014	19,728
Capstead Mortgage Corp.	14,208	152,594
Cardinal Financial Corp.	5,292	30,376
Cardtronics Inc. (a)	2,497	4,420
Care Investment Trust Inc.	2,905	15,861
Cascade Bancorp	4,571	7,451
Cash America International Inc.	6,782	106,206
Cass Information Systems Inc.	1,559	50,558
Cathay General Bancorp	11,207	116,889
Cedar Shopping Centers Inc.	8,414	14,640
Centerstate Banks of Florida Inc.	2,020	22,240
Central Pacific Financial Corp.	6,221	34,838
Chemical Financial Corp.	5,342	111,167
Chimera Investment Corp.	31,106	104,516
China Direct Inc. (a)	1,483	1,869
Citizens & Northern Corp.	1,964	36,314
Citizens Inc. (a)	8,189	59,534
Citizens Republic Bancorp Inc. (a)	27,649	42,856
City Bank	3,020	9,966
City Holding Co.	3,538	96,552
Clifton Savings Bancorp Inc.	2,287	22,870
CNA Surety Corp. (a)	4,119	75,954
CoBiz Financial Inc.	4,130	21,683
Cohen & Steers Inc.	3,684	41,113
Colonial BancGroup Inc.	44,337	39,903
Colonial Properties Trust	10,424	39,715
Columbia Banking Systems Inc.	3,985	25,504
Community Bank System Inc.	7,608	127,434
Community Trust Bancorp Inc.	3,525	94,294
CompuCredit Corp. (a)	4,225	10,351
Consolidated-Tomoka Land Co.	1,176	34,927
Corporate Office Properties Trust	9,610	238,616
Corus Bankshares Inc. (a)	7,973	2,153
Cousins Properties Inc.	8,317	53,561
Crawford & Co. Class B (a)	5,610	37,699
Credit Acceptance Corp. (a)	1,302	27,980

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
CVB Financial Corp.	15,533	$102,984
CyberSource Corp. (a)	15,509	229,688
Danvers Bancorp Inc.	3,911	54,011
DCT Industrial Trust Inc.	40,278	127,681
Delphi Financial Group Inc.	9,679	130,279
Deluxe Corp.	11,313	108,944
Diamond Hill Investment Group (a)	451	17,733
DiamondRock Hospitality Co.	20,821	83,492
Dime Community Bancshares	5,147	48,279
Dollar Financial Corp. (a)	5,319	50,637
Donegal Group Inc.	2,812	43,220
Doral Financial Corp. (a)	1,174	2,113
Duff & Phelps Corp. Class A (a)	2,322	36,572
DuPont Fabros Technology Inc.	2,619	18,019
East West Bancorp Inc.	14,776	67,526
EastGroup Properties Inc.	5,786	162,413
Education Realty Trust Inc.	6,267	21,872
eHealth Inc. (a)	5,471	87,591
Electro Rent Corp.	4,724	45,539
EMC Insurance Group Inc.	1,379	29,056
Employers Holdings Inc.	11,515	109,853
Encore Bancshares Inc. (a)	1,407	12,480
Encore Capital Group Inc. (a)	3,198	14,487
Enstar Group Ltd. (a)	1,208	68,035
Enterprise Financial Services Corp.	2,423	23,648
Entertainment Properties Trust	7,210	113,630
Epoch Holding Corp.	2,217	15,231
Equity Lifestyle Properties Inc.	4,742	180,670
Equity One Inc.	7,077	86,269
ESSA Bancorp Inc.	3,722	49,540
Euronet Worldwide Inc. (a)	10,351	135,184
Evercore Partners Inc.	2,131	32,924
Exlservice Holdings Inc. (a)	3,119	26,886
Extra Space Storage Inc.	19,413	106,966
Fair Isaac Corp.	11,313	159,174
Farmers Capital Bank Corp.	1,358	21,280
FBL Financial Group Inc.	2,889	11,989
FBR Capital Markets Corp. (a)	6,434	21,168
FCStone Group Inc. (a)	4,985	11,366
Federal Agricultural Mortgage Corp. Class C	2,121	5,684
FelCor Lodging Trust Inc.	13,814	18,787
Fifth Street Finance Corp.	2,192	16,966
Financial Federal Corp.	6,000	127,080
Financial Institutions Inc.	2,403	18,311
First Acceptance Corp. (a)	3,296	7,976
First Bancorp (North Carolina)	3,147	37,670
First BanCorp (Puerto Rico)	16,636	70,869
First Bancorp Inc.	1,896	30,071
First Busey Corp.	6,141	47,654
First Cash Financial Services Inc. (a)	4,362	65,081
First Commonwealth Financial Corp.	19,279	171,005
First Community Bancshares Inc.	2,044	23,853

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
First Financial Bancorp	8,226	$78,394
First Financial Bankshares Inc.	4,767	229,626
First Financial Corp. Indiana	2,591	95,608
First Financial Holdings Inc.	2,655	20,311
First Financial Northwest Inc.	5,010	41,783
First Industrial Realty Trust Inc.	9,734	23,848
First Marblehead Corp. (a)	15,151	19,545
First Merchants Corp.	4,813	51,932
First Mercury Financial Corp. (a)	3,186	46,006
First Midwest Bancorp Inc.	10,668	91,638
First Niagara Financial Group Inc.	26,789	292,000
First Place Financial Corp. Ohio	3,970	13,339
First Potomac Realty Trust	6,563	48,238
First South Bancorp Inc.	1,918	20,369
FirstMerit Corp.	18,314	333,315
Flagstar Bancorp Inc. (a)	10,193	7,645
Flagstone Reinsurance Holdings Ltd.	6,609	51,484
Flushing Financial Corp.	4,784	28,800
FNB Corp. (PA)	19,745	151,444
Fox Chase Bancorp Inc. (a)	1,345	12,710
FPIC Insurance Group Inc. (a)	1,936	71,690
Franklin Street Properties Corp.	13,748	169,100
Friedman Billings Ramsey Group Inc. (a)	33,762	6,752
Frontier Financial Corp.	10,318	11,350
FX Real Estate and Entertainment Inc. (a)	1,540	247
GAMCO Investors Inc.	1,663	54,297
Getty Realty Corp.	3,991	73,235
GFI Group Inc.	14,513	46,587
Glacier Bancorp Inc.	13,762	216,201
Gladstone Capital Corp.	4,627	28,965
Gladstone Investment Corp.	4,835	18,470
Glimcher Realty Trust	8,307	11,630
Global Cash Access Holdings Inc. (a)	9,023	34,468
Gramercy Capital Corp.	9,141	8,867
Green Bankshares Inc.	2,875	25,300
Greenhill & Co. Inc.	3,969	293,111
Greenlight Capital Re Ltd. Class A (a)	6,326	101,026
Grubb & Ellis Co.	8,158	5,140
Guaranty Bancorp (a)	12,018	21,032
Guaranty Financial Group Inc. (a)	19,907	20,902
H&E Equipment Services Inc. (a)	3,553	23,272
Hallmark Financial Services Inc. (a)	1,482	10,270
Hancock Holding Co.	5,912	184,927
Hanmi Financial Corp.	9,069	11,790
Harleysville Group Inc.	2,869	91,263
Harleysville National Corp.	9,408	57,013
Harris & Harris Group Inc. (a)	5,103	18,881
Hatteras Financial Corp.	3,550	88,715
Healthcare Realty Trust Inc.	13,449	201,601
Heartland Financial USA Inc.	2,871	38,873
Heartland Payment Systems Inc.	5,359	35,423

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Hercules Technology Growth Capital Inc.	7,707	$38,535
Heritage Commerce Corp.	2,529	13,277
Hersha Hospitality Trust	9,181	17,444
Highwoods Properties Inc.	14,310	306,520
Home Bancshares Inc.	2,854	56,994
Home Federal Bancorp Inc.	1,432	12,501
Home Properties Inc.	6,941	212,742
Horace Mann Educators Corp.	8,790	73,572
Huron Consulting Group Inc. (a)	4,740	201,118
IBERIABANK Corp.	3,614	166,027
Independence Holding Co.	1,268	6,353
Independent Bank Corp. (MA)	3,571	52,672
Infinity Property & Casualty Corp.	3,369	114,310
Inland Real Estate Corp.	12,593	89,284
Integra Bank Corp.	4,759	8,995
Interactive Brokers Group Inc. Class A (a)	9,477	152,864
Interactive Data Corp.	8,470	210,564
International Assets Holding Corp. (a)	923	9,405
International Bancshares Corp.	11,714	91,369
Investors Bancorp Inc. (a)	9,685	82,032
Investors Real Estate Trust	12,705	125,271
IPC Holdings Ltd.	12,577	340,082
Kansas City Life Insurance Co.	1,005	36,029
Kayne Anderson Energy Development Co.	2,444	22,827
KBW Inc. (a)	5,749	116,992
Kearny Financial Corp.	4,186	43,869
Kite Realty Group Trust	4,317	10,577
Knight Capital Group Inc. Class A (a)	21,277	313,623
Kohlberg Capital Corp.	3,792	11,604
LaBranche & Co. Inc. (a)	11,242	42,045
Ladenburg Thalmann Financial Services Inc. (a)	22,474	11,911
Lakeland Bancorp Inc.	4,500	36,135
Lakeland Financial Corp.	2,682	51,468
LaSalle Hotel Properties	8,812	51,462
Lexington Realty Trust	16,943	40,324
Life Partners Holdings Inc.	1,621	27,654
LTC Properties Inc.	5,063	88,805
Maguire Properties Inc. (a)	8,407	6,053
Maiden Holdings Ltd.	10,780	48,187
MainSource Financial Group Inc.	4,982	40,055
MarketAxess Holdings Inc. (a)	6,795	51,914
Max Capital Group Ltd.	12,989	223,930
MB Financial Inc.	8,053	109,521
MCG Capital Corp.	16,590	21,235
McGrath Rentcorp	5,561	87,641
Meadowbrook Insurance Group Inc.	12,479	76,122
Medallion Financial Corp.	3,251	24,090
Medical Properties Trust Inc.	17,941	65,485

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Meridian Interstate Bancorp Inc. (a)	2,297	$19,341
Meruelo Maddux Properties Inc. (a)	9,002	657
MFA Financial Inc.	50,118	294,694
Mid-America Apartment Communities Inc.	6,349	195,740
Midwest Banc Holdings Inc.	4,781	4,829
Mission West Properties Inc.	4,317	27,629
Monmouth Real Estate Investment Corp. Class A	4,326	28,595
Montpelier Re Holdings Ltd.	21,150	274,104
Move Inc. (a)	28,154	40,823
MVC Capital Inc.	5,331	44,834
Nara Bancorp Inc.	4,776	14,041
NASB Financial Inc.	797	19,853
National Financial Partners Corp.	8,677	27,766
National Health Investors Inc.	4,891	131,421
National Interstate Corp.	1,344	22,727
National Penn Bancshares Inc.	18,292	151,824
National Retail Properties Inc.	17,181	272,147
National Western Life Insurance Co.	508	57,404
Navigators Group Inc. (a)	3,079	145,267
NBT Bancorp Inc.	7,357	159,205
Nelnet Inc. Class A (a)	3,948	34,900
NewAlliance Bancshares Inc.	24,858	291,833
Newcastle Investment Corp.	11,583	7,529
NewStar Financial Inc. (a)	5,235	12,145
NGP Capital Resources Co.	4,746	23,588
Northfield Bancorp Inc.	4,198	45,884
NorthStar Realty Finance Corp.	13,140	30,485
Northwest Bancorp Inc.	3,850	65,065
NYMAGIC Inc.	1,234	15,055
OceanFirst Financial Corp.	1,936	19,786
Ocwen Financial Corp. (a)	8,003	91,474
Odyssey Re Holdings Corp.	5,019	190,371
Old National Bancorp	15,193	169,706
Old Second Bancorp Inc.	3,093	19,641
Omega Healthcare Investors Inc.	17,982	253,187
One Liberty Properties Inc.	1,747	6,149
Online Resources Corp. (a)	6,193	26,073
optionsXpress Holdings Inc.	9,300	105,741
Oriental Financial Group Inc.	5,331	26,015
Oritani Financial Corp. (a)	2,844	39,816
Pacific Capital Bancorp	10,180	68,919
Pacific Continental Corp.	2,334	27,168
PacWest Bancorp	5,738	82,226
Park National Corp.	2,513	140,100
Parkway Properties Inc.	3,289	33,877
Patriot Capital Funding Inc.	4,554	8,334
Peapack-Gladstone Financial Corp.	1,819	32,797
PennantPark Investment Corp.	4,727	17,726
Pennsylvania Commerce Bancorp Inc. (a)	1,134	20,866

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Pennsylvania Real Estate Investment Trust	7,732	$27,449
Penson Worldwide Inc. (a)	3,684	23,688
Peoples Bancorp Inc.	2,164	28,089
Phoenix Companies Inc.	25,131	29,403
PICO Holdings Inc. (a)	3,553	106,839
Pinnacle Financial Partners Inc. (a)	4,961	117,625
Piper Jaffray Co. (a)	4,113	106,074
Platinum Underwriters Holdings Ltd.	11,951	338,930
PMA Capital Corp. (a)	7,092	29,574
PMI Group Inc.	17,810	11,042
Portfolio Recovery Associates Inc. (a)	3,617	97,080
Post Properties Inc.	9,692	98,277
Potlatch Corp.	9,068	210,287
PremierWest Bancorp	4,446	17,873
Presidential Life Corp.	4,808	37,454
Primus Guaranty Ltd. (a)	5,119	8,037
PrivateBancorp Inc.	5,063	73,211
ProAssurance Corp. (a)	7,293	340,000
Prospect Capital Corp.	6,796	57,902
Prosperity Bancshares Inc.	8,991	245,904
Provident Bankshares Corp.	7,391	52,107
Provident Financial Services Inc.	13,261	143,351
Provident New York Bancorp	8,711	74,479
PS Business Parks Inc.	3,300	121,605
Pzena Investment Management Inc. Class A	1,311	2,504
Radian Group Inc.	17,615	32,059
RAIT Financial Trust	13,604	16,597
Ramco-Gershenson Properties Trust	3,737	24,104
Realty Income Corp.	22,885	430,696
Redwood Trust Inc.	13,524	207,593
Renasant Corp.	4,597	57,738
Republic Bancorp Inc. (Kentucky)	2,036	38,012
Resource America Inc.	2,649	10,570
Riskmetrics Group Inc. (a)	4,716	67,392
RLI Corp.	4,286	215,157
Rockville Financial Inc.	1,779	16,189
Roma Financial Corp.	2,179	28,218
S&T Bancorp Inc.	5,473	116,082
Safety Insurance Group Inc.	3,825	118,881
Sanders Morris Harris Group Inc.	4,259	16,610
Sandy Spring Bancorp Inc.	3,602	40,198
Santander BanCorp	864	6,808
Saul Centers Inc.	2,145	49,271
SCBT Financial Corp.	2,578	53,880
Seabright Insurance Holdings (a)	4,651	48,649
Seacoast Banking Corp. of Florida	2,970	8,999
Selective Insurance Group Inc.	12,242	148,863
Senior Housing Properties Trust	27,068	379,493
Shore Bancshares Inc.	1,840	30,820
Sierra Bancorp	1,626	15,821
Signature Bank (a)	8,139	229,764

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Simmons First National Corp.	3,107	$78,265
Smithtown Bancorp Inc.	2,154	24,297
South Financial Group Inc.	15,498	17,048
Southside Bancshares Inc.	2,688	50,803
Southwest Bancorp Inc.	3,244	30,429
Sovran Self Storage Inc.	4,800	96,384
State Auto Financial Corp.	3,126	55,018
State Bancorp Inc.	3,136	24,147
StellarOne Corp.	4,955	59,014
Sterling Bancorp NY	3,935	38,957
Sterling Bancshares Inc. TX	16,060	105,032
Sterling Financial Corp. WA	11,875	24,581
Stewart Information Services Corp.	3,746	73,047
Stifel Financial Corp. (a)	5,881	254,706
Strategic Hotels & Resorts Inc.	16,341	11,275
Suffolk Bancorp	2,063	53,617
Sun Bancorp Inc. (New Jersey) (a)	3,097	16,073
Sun Communities Inc.	3,611	42,718
Sunstone Hotel Investors Inc.	12,361	32,509
Susquehanna Bancshares Inc.	19,654	183,372
SVB Financial Group (a)	6,979	139,650
SWS Group Inc.	5,343	82,977
SY Bancorp Inc.	2,941	71,466
Tanger Factory Outlet Centers Inc.	6,929	213,829
Teton Advisors Inc. (a) (b)	25	57
Texas Capital Bancshares Inc. (a)	6,065	68,292
TheStreet.com Inc.	4,712	9,283
Thomas Weisel Partners Group Inc. (a)	4,908	17,571
TNS Inc. (a)	5,371	43,935
Tompkins Financial Corp.	1,328	57,104
Tower Group Inc.	7,883	194,158
TowneBank	4,554	74,367
TradeStation Group Inc. (a)	7,051	46,537
Trico Bancshares	3,216	53,836
Trustco Bank Corp. NY	17,749	106,849
Trustmark Corp.	11,444	210,341
U-Store-It Trust	10,873	21,963
U.S. Global Investors Inc. Class A	2,775	13,514
UCBH Holdings Inc.	24,222	36,575
UMB Financial Corp.	7,054	299,724
Umpqua Holdings Corp.	14,133	128,045
Union Bankshares Corp.	2,955	40,927
United America Indemnity Ltd. Class A (a)	4,436	17,833
United America Indemnity Ltd. Class A Rights (a) (b)	4,436	2,085
United Bankshares Inc.	8,694	149,885
United Capital Corp. (a)	386	6,659
United Community Banks Inc.	9,835	40,914
United Community Financial Corp.	5,572	6,742
United Financial Bancorp Inc.	3,893	50,959
United Fire & Casualty Co.	4,998	109,756
United Security Bancshares	2,037	14,992

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financial Services (Cont.)
Universal American Corp. (a)	8,645	$73,223
Universal Health Realty Income Trust	2,857	83,510
Univest Corp. of Pennsylvania	2,807	49,123
Urstadt Biddle Properties Inc.	4,525	60,726
Validus Holdings Ltd.	14,575	345,136
ViewPoint Financial Group	2,260	27,188
Virtus Investment Partners Inc. (a)	1,256	8,177
W Holding Company Inc.	457	4,154
Washington Real Estate Investment Trust	11,900	205,870
Washington Trust Bancorp Inc.	3,132	50,895
Waterstone Financial Inc. (a)	1,525	3,111
WesBanco Inc.	6,229	142,208
West Bancorporation	3,812	28,399
West Coast Bancorp (Oregon)	3,639	8,079
Westamerica Bancorporation	6,593	300,377
Western Alliance Bancorp (a)	5,090	23,210
Westfield Financial Inc.	6,950	61,160
Westwood Holdings Group Inc.	1,176	45,970
Wilshire Bancorp Inc.	4,217	21,760
Winthrop Realty Trust	2,300	15,893
Wintrust Financial Corp.	5,183	63,751
World Acceptance Corp. (a)	3,638	62,210
Wright Express Corp. (a)	8,524	155,307
WSFS Financial Corp.	1,364	30,499
Yadkin Valley Financial Corp.	2,508	18,685
Zenith National Insurance Corp.	8,173	197,051

		30,616,142

Health Care (15.21%)
Abaxis Inc. (a)	4,760	82,062
Abiomed Inc. (a)	7,460	36,554
Acadia Pharmaceuticals Inc. (a)	7,514	7,138
Accelrys Inc. (a)	5,864	23,339
Accuray Inc. (a)	7,915	39,812
Acorda Therapeutics Inc. (a)	8,563	169,633
Acura Pharmaceuticals Inc. (a)	1,778	11,415
Adolor Corp. (a)	10,092	20,588
Affymax Inc. (a)	2,296	36,989
Affymetrix Inc. (a)	15,246	49,854
Air Methods Corp. (a)	2,354	39,806
Akorn Inc. (a)	12,611	10,845
Albany Molecular Research Inc. (a)	5,087	47,970
Alexion Pharmaceuticals Inc. (a)	18,385	692,379
Alexza Pharmaceuticals Inc. (a)	5,289	11,689
Align Technology Inc. (a)	13,613	107,951
Alkermes Inc. (a)	21,782	264,216
Alliance HealthCare Services Inc. (a)	5,809	39,501
Allos Therapeutics Inc. (a)	11,622	71,824
Allscripts-Misys Healthcare Solutions Inc.	33,017	339,745
Almost Family Inc. (a)	1,394	26,611

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Alnylam Pharmaceuticals Inc. (a)	8,241	$156,909
Alphatec Holdings Inc. (a)	5,450	9,647
AMAG Pharmaceuticals Inc. (a)	3,732	137,226
Amedisys Inc. (a)	6,030	165,765
American Medical Systems Holdings Inc. (a)	16,894	188,368
American Oriental Bioengineering Inc. (a)	13,552	52,311
AMERIGROUP Corp. (a)	12,061	332,160
Amicus Therapeutics Inc. (a)	1,078	9,842
Amsurg Corp. (a)	7,366	116,751
Analogic Corp.	2,943	94,235
Angiodynamics Inc. (a)	5,306	59,639
Ardea Biosciences Inc. (a)	3,117	32,074
Arena Pharmaceuticals Inc. (a)	16,548	49,810
Ariad Pharmaceuticals Inc. (a)	15,844	18,854
ArQule Inc. (a)	9,294	38,477
Array Biopharma Inc. (a)	10,688	28,216
Assisted Living Concepts Inc. Class A (a)	2,407	32,639
athenahealth Inc. (a)	4,841	116,717
Atrion Corp.	329	29,031
Auxilium Pharmaceuticals Inc. (a)	9,386	260,180
Bio-Rad Laboratories Inc. (a)	4,307	283,831
Bio-Reference Labs Inc. (a)	2,601	54,387
Biodel Inc. (a)	2,352	12,254
BioForm Medical Inc. (a)	4,777	5,828
BioMimetic Therapeutics Inc. (a)	2,903	20,611
BMP Sunstone Corp. (a)	5,087	16,431
Bruker Corp. (a)	11,096	68,351
Cadence Pharmaceuticals Inc. (a)	4,871	45,690
Caliper Life Sciences Inc. (a)	10,458	10,353
Cambrex Corp. (a)	6,570	14,980
Cantel Medical Corp. (a)	2,732	35,161
Capital Senior Living Corp. (a)	4,614	11,258
Caraco Pharmaceutical Laboratories Ltd. (a)	2,208	7,772
Cardiac Science Corp. (a)	4,258	12,817
CardioNet Inc. (a)	984	27,611
Catalyst Health Solutions Inc. (a)	7,696	152,535
Celera Corp. (a)	18,545	141,498
Cell Genesys Inc. (a)	18,697	5,420
Celldex Therapeutics Inc. (a)	3,272	21,301
Centene Corp. (a)	9,532	171,767
Cepheid Inc. (a)	12,508	86,305
China Sky One Medical Inc. (a)	1,622	18,653
Clinical Data Inc. (a)	2,270	24,516
Columbia Laboratories Inc. (a)	10,253	14,764
Computer Programs & Systems Inc.	2,152	71,597
Conceptus Inc. (a)	6,632	77,926
Conmed Corp. (a)	6,293	90,682
Corvel Corp. (a)	1,758	35,547

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Cougar Biotechnology Inc. (a)	3,273	$105,391
CryoLife Inc. (a)	6,105	31,624
Cubist Pharmaceuticals Inc. (a)	12,818	209,703
CV Therapeutics Inc. (a)	14,473	287,723
Cyberonics Inc. (a)	5,286	70,145
Cynosure Inc. Class A (a)	2,094	12,752
Cypress Bioscience Inc. (a)	8,234	58,544
Cytokinetics Inc. (a)	8,077	13,731
Cytori Therapeutics Inc. (a)	4,358	7,496
Dendreon Corp. (a)	20,457	85,919
DepoMed Inc. (a)	10,518	24,823
Dexcom Inc. (a)	9,169	37,960
Discovery Laboratories Inc. (a)	21,188	25,849
Durect Corp. (a)	18,266	40,733
Dyax Corp. (a)	12,182	30,577
Eclipsys Corp. (a)	12,712	128,900
Emergency Medical Services Corp. Class A (a)	2,062	64,726
Emergent Biosolutions Inc. (a)	2,962	40,017
Emeritus Corp. (a)	4,320	28,339
Ensign Group Inc.	1,816	28,075
Enzo Biochem Inc. (a)	7,253	29,157
Enzon Pharmaceuticals Inc. (a)	9,816	59,583
eResearch Technology Inc. (a)	9,493	49,933
ev3 Inc. (a)	15,437	109,603
Exactech Inc. (a)	1,542	17,718
Exelixis Inc. (a)	23,080	106,168
Facet Biotech Corp. (a)	5,242	49,799
Five Star Quality Care Inc. (a)	6,970	7,249
Genomic Health Inc. (a)	2,995	73,018
Genoptix Inc. (a)	1,824	49,759
Gentiva Health Services Inc. (a)	5,975	90,820
Geron Corp. (a)	19,382	86,638
Greatbatch Inc. (a)	5,018	97,098
GTx Inc. (a)	4,085	43,219
Haemonetics Corp. (a)	5,830	321,116
Halozyme Therapeutics Inc. (a)	14,722	80,382
Hanger Orthopedic Group Inc. (a)	6,755	89,504
Hansen Medical Inc. (a)	3,740	15,035
Healthcare Services Group Inc.	8,903	133,278
Healthsouth Corp. (a)	20,119	178,657
Healthspring Inc. (a)	11,407	95,477
Healthways Inc. (a)	7,720	67,704
HMS Holdings Corp. (a)	5,822	191,544
Human Genome Sciences Inc. (a)	29,747	24,690
I-Flow Corp. (a)	4,736	17,286
ICU Medical Inc. (a)	2,610	83,833
Idenix Pharmaceuticals Inc. (a)	5,477	16,869
Idera Pharmaceuticals Inc. (a)	4,508	29,167
Immucor Inc. (a)	15,827	398,049
ImmunoGen Inc. (a)	11,414	81,039
Immunomedics Inc. (a)	14,307	13,735
Incyte Corp. (a)	16,717	39,118

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Inspire Pharmaceuticals Inc. (a)	9,249	$37,551
Insulet Corp. (a)	4,023	16,494
Integra LifeSciences Holdings Corp. (a)	3,911	96,719
InterMune Inc. (a)	7,878	129,514
Invacare Corp.	7,044	112,915
IPC The Hospitalist Co. (a)	1,231	23,426
IRIS International Inc. (a)	4,038	46,558
Isis Pharmaceuticals Inc. (a)	20,614	309,416
Javelin Pharmaceuticals Inc. (a)	10,759	15,493
Jazz Pharmaceuticals Inc. (a)	1,269	1,129
Kendle International Inc. (a)	2,851	59,757
Kensey Nash Corp. (a)	1,587	33,756
Kindred Healthcare Inc. (a)	6,098	91,165
KV Pharmaceutical Co. Class A (a)	7,460	12,309
Landauer Inc.	2,040	103,387
Lexicon Pharmaceuticals Inc. (a)	17,580	19,162
LHC Group Inc. (a)	3,211	71,541
Life Sciences Research Inc. (a)	1,915	13,731
Ligand Pharmaceuticals Inc. Class B (a)	23,676	70,555
Luminex Corp. (a)	9,480	171,778
Magellan Health Services Inc. (a)	8,232	299,974
MannKind Corp. (a)	11,448	39,839
MAP Pharmaceuticals Inc. (a)	1,706	3,583
Marshall Edwards Inc. (a)	4,186	1,674
Martek Biosciences Corp. (a)	7,597	138,645
Masimo Corp. (a)	10,517	304,783
Maxygen Inc. (a)	6,036	41,045
Medarex Inc. (a)	29,837	153,064
MedAssets Inc. (a)	4,226	60,221
Medcath Corp. (a)	3,490	25,372
Medical Action Industries Inc. (a)	3,253	26,967
Medicines Co. (a)	12,146	131,663
Medicis Pharmaceutical Corp.	13,116	162,245
Medivation Inc. (a)	5,592	102,166
Meridian Bioscience Inc.	9,256	167,719
Merit Medical Systems Inc. (a)	6,164	75,262
Metabolix Inc. (a)	4,159	28,364
Micrus Endovascular Corp. (a)	3,408	20,346
MiddleBrook Pharmaceuticals Inc. (a)	7,842	10,665
Molecular Insight Pharmaceuticals Inc. (a)	3,868	13,770
Molina Healthcare Inc. (a)	3,187	60,617
Momenta Pharmaceuticals Inc. (a)	5,713	62,900
Myriad Genetics Inc. (a)	20,148	916,130
Nabi Biopharmaceuticals (a)	11,390	42,143
Nanosphere Inc. (a)	2,818	14,005
National Healthcare Corp.	1,863	74,799
National Research Corp.	371	9,216
Natus Medical Inc. (a)	6,053	51,511
Nektar Therapeutics (a)	20,275	109,282
Neogen Corp. (a)	3,162	69,026
Neurocrine Biosciences Inc. (a)	8,635	30,654
Nighthawk Radiology Holdings Inc. (a)	5,496	14,839

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Novavax Inc. (a)	11,410	$11,638
Noven Pharmaceuticals Inc. (a)	5,444	51,609
NPS Pharmaceuticals Inc. (a)	10,344	43,445
NuVasive Inc. (a)	8,092	253,927
NxStage Medical Inc. (a)	4,142	10,686
Obagi Medical Products Inc. (a)	3,884	20,896
Odyssey HealthCare Inc. (a)	7,191	69,753
Omnicell Inc. (a)	7,276	56,898
Onyx Pharmaceuticals Inc. (a)	12,559	358,559
Opko Health Inc. (a)	10,460	10,251
Optimer Pharmaceuticals Inc. (a)	6,293	83,005
OraSure Technologies Inc. (a)	10,350	26,186
Orexigen Therapeutics Inc. (a)	4,388	11,453
Orthofix International NV (a)	3,752	69,487
Orthovita Inc. (a)	14,487	38,825
OSI Pharmaceuticals Inc. (a)	12,919	494,281
Osiris Therapeutics Inc. (a)	3,287	45,361
Owens & Minor Inc.	9,302	308,175
Pain Therapeutics Inc. (a)	7,727	32,453
Palomar Medical Technologies Inc. (a)	4,226	30,681
Par Pharmaceutical Companies Inc. (a)	7,583	71,811
Parexel International Corp. (a)	12,439	121,031
PDL BioPharma Inc.	27,705	196,151
Pharmasset Inc. (a)	4,169	40,898
PharMerica Corp. (a)	6,680	111,155
Phase Forward Inc. (a)	9,397	120,188
Pozen Inc. (a)	5,665	34,670
Progenics Pharmaceuticals Inc. (a)	5,845	38,519
Protalix BioTherapeutics Inc. (a)	2,332	4,664
PSS World Medical Inc. (a)	14,189	203,612
Psychiatric Solutions Inc. (a)	12,577	197,836
Quality Systems Inc.	4,090	185,073
Questcor Pharmaceuticals Inc. (a)	11,843	58,268
Quidel Corp. (a)	6,319	58,261
Radnet Inc. (a)	4,669	5,790
Regeneron Pharmaceuticals Inc. (a)	14,183	196,576
RehabCare Group Inc. (a)	4,003	69,812
Repligen Corp. (a)	6,799	32,567
Res-Care Inc. (a)	5,445	79,279
Rexahn Pharmaceuticals Inc. (a)	6,378	4,465
Rigel Pharmaceuticals Inc. (a)	8,013	49,200
RTI Biologics Inc. (a)	11,797	33,621
Salix Pharmaceuticals Ltd. (a)	10,477	99,532
Sangamo BioSciences Inc. (a)	8,033	33,980
Savient Pharmaceuticals Inc. (a)	11,914	58,974
Seattle Genetics Inc. (a)	14,702	144,962
Sequenom Inc. (a)	13,726	195,184
Sirona Dental Systems Inc. (a)	3,705	53,056
Skilled Healthcare Group Inc. Class A (a)	3,845	31,567
Somanetics Corp. (a)	2,819	42,792
SonoSite Inc. (a)	3,689	65,959
Spectranetics Corp. (a)	7,119	18,011
Stereotaxis Inc. (a)	6,177	24,646

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
STERIS Corp.	13,283	$309,228
Sucampo Pharmaceuticals Inc. (a)	1,995	12,229
Sun Healthcare Group Inc. (a)	9,521	80,357
Sunrise Senior Living Inc. (a)	9,860	6,705
SurModics Inc. (a)	3,384	61,758
Symmetry Medical Inc. (a)	7,788	49,142
Synovis Life Technologies Inc. (a)	2,731	37,797
Synta Pharmaceuticals Corp. (a)	3,657	7,826
Targacept Inc. (a)	3,967	10,632
Theravance Inc. (a)	11,633	197,761
Thoratec Corp. (a)	12,317	316,424
TomoTherapy Inc. (a)	8,980	23,797
TranS1 Inc. (a)	2,672	16,272
Triple-S Management Corp. Class B (a)	3,110	38,315
U.S. Physical Therapy Inc. (a)	2,600	25,168
United Therapeutics Corp. (a)	5,943	392,773
Valeant Pharmaceuticals International (a)	14,425	256,621
ViroPharma Inc. (a)	17,833	93,623
Virtual Radiologic Corp. (a)	1,526	10,667
Vision-Sciences Inc. (a)	3,669	4,696
Vital Images Inc. (a)	3,822	43,074
VIVUS Inc. (a)	15,147	65,435
Vnus Medical Technologies (a)	2,852	60,662
Volcano Corp. (a)	11,054	160,836
West Pharmaceutical Services Inc.	7,392	242,532
Wright Medical Group Inc. (a)	8,631	112,462
Xenoport Inc. (a)	5,879	113,817
XOMA Ltd. (a)	29,153	15,451
Zoll Medical Corp. (a)	4,589	65,898
ZymoGenetics Inc. (a)	8,495	33,895

		21,952,267

Materials & Processes (7.59%)
A. Schulman Inc.	5,950	80,622
Aaon Inc.	2,941	53,291
AbitibiBowater Inc. (a)	11,248	6,186
Aceto Corp.	5,355	31,916
Acuity Brands Inc.	9,246	208,405
AEP Industries Inc. (a)	1,269	19,378
AgFeed Industries Inc. (a)	4,353	9,838
Alico Inc.	831	19,944
Allied Nevada Gold Corp. (a)	9,874	57,763
AM Castle & Co.	3,623	32,317
AMCOL International Corp.	5,665	84,069
American Vanguard Corp.	4,784	61,714
Ameron International Corp.	2,014	106,057
Ampco-Pittsburgh Corp.	1,816	24,080
AMREP Corp. (a)	461	7,238
Apogee Enterprises Inc.	6,351	69,734
Arch Chemicals Inc.	5,461	103,541
Balchem Corp.	3,977	99,942

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
Barnes Group Inc.	11,249	$120,252
Beacon Roofing Supply Inc. (a)	9,721	130,164
Bluegreen Corp. (a)	2,821	4,909
Boise Inc. (a)	8,573	5,230
Brookfield Homes Corp.	2,200	7,590
Brush Engineered Materials Inc. (a)	4,477	62,096
Buckeye Technologies Inc. (a)	8,600	18,318
Builders Firstsource Inc. (a)	3,994	8,068
Bway Holding Co. (a)	1,629	12,853
Cabot Microelectronics Corp. (a)	5,154	123,851
Cadiz Inc. (a)	2,725	21,746
Cal Dive International Inc. (a)	9,713	65,757
Calavo Growers Inc.	2,269	27,273
Calgon Carbon Corp. (a)	12,269	173,852
Ceradyne Inc. (a)	5,840	105,879
China Architectural Engineering Inc. (a)	4,082	4,000
China BAK Battery Inc. (a)	6,616	11,313
China Precision Steel Inc. (a)	3,747	4,384
CIRCOR International Inc.	3,697	83,256
Clarcor Inc.	11,454	288,526
Clean Harbors Inc. (a)	4,521	217,008
Clearwater Paper Corp. (a)	2,473	19,858
Coeur d’Alene Mines Corp. (a)	137,271	129,035
Cogdell Spencer Inc.	3,353	17,100
Comfort Systems USA Inc.	8,807	91,329
Compass Minerals International Inc.	7,320	412,628
Deltic Timber Corp.	2,310	91,037
Drew Industries Inc. (a)	4,323	37,524
Dycom Industries Inc. (a)	8,883	51,433
Dynamic Materials Corp.	2,766	25,337
EMCOR Group Inc. (a)	15,417	264,710
Encore Wire Corp.	4,008	85,891
Energy Conversion Devices Inc. (a)	10,264	136,203
EnerSys (a)	6,038	73,181
ENGlobal Corp. (a)	5,939	26,963
Exide Technologies (a)	16,531	49,593
Ferro Corp.	9,601	13,729
Forestar Group Inc. (a)	7,823	59,846
Furmanite Corp. (a)	7,989	24,846
General Moly Inc. (a)	13,772	14,598
General Steel Holdings Inc. (a)	2,356	6,196
Gibraltar Industries Inc.	5,901	27,853
Glatfelter	9,933	61,982
GrafTech International Ltd. (a)	27,473	169,234
Granite Construction Inc.	7,582	284,173
Graphic Packaging Holding Co. (a)	31,708	27,586
Great Lakes Dredge & Dock Co.	8,729	26,274
Griffin Land & Nurseries Inc.	730	25,550
Griffon Corp. (a)	12,056	90,420
Haynes International Inc. (a)	2,616	46,617
HB Fuller Co.	11,339	147,407
Hecla Mining Co. (a)	48,828	97,656
Hexcel Corp. (a)	22,475	147,661

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
Hill International Inc. (a)	5,140	$15,626
Hilltop Holdings Inc. (a)	9,918	113,065
Horsehead Holding Corp. (a)	7,664	42,152
HQ Sustainable Maritime Industries Inc. (a)	1,456	11,138
ICO Inc. (a)	6,068	12,500
Innerworkings Inc. (a)	6,938	29,625
Innophos Holdings Inc.	2,296	25,899
Innospec Inc.	5,134	19,355
Insituform Technologies Inc. (a)	8,322	130,156
Insteel Industries Inc.	3,948	27,478
Integrated Electrical Services Inc. (a)	1,701	15,513
Interline Brands Inc. (a)	7,110	59,937
Kaiser Aluminum Corp.	3,463	80,065
Kapstone Paper and Packaging Corp. (a)	3,921	9,646
Kaydon Corp.	7,762	212,135
Koppers Holdings Inc.	4,576	66,444
L.B. Foster Co. (a)	2,480	61,578
Ladish Co. Inc. (a)	3,686	26,760
Landec Corp. (a)	5,095	28,379
Layne Christensen Co. (a)	4,213	67,703
Louisiana-Pacific Corp.	22,688	50,594
LSB Industries Inc. (a)	3,811	37,691
LSI Industries Inc.	4,226	21,848
Lumber Liquidators Inc. (a)	2,054	26,189
Lydall Inc. (a)	3,636	10,799
Medis Technologies Ltd. (a)	6,322	2,782
Mercer International Inc.-SBI (a)	6,736	4,446
Michael Baker Corp. (a)	1,663	43,238
Minerals Technologies Inc.	4,403	141,116
Mueller Industries Inc.	8,587	186,252
Mueller Water Products Inc.	26,663	87,988
Multi-Color Corp.	2,151	26,307
Myers Industries Inc.	6,295	38,651
NCI Building Systems Inc. (a)	4,334	9,621
Neenah Paper Inc.	3,284	11,921
NewMarket Corp.	2,961	131,172
NL Industries Inc.	1,462	14,620
NN Inc.	3,475	4,379
Northwest Pipe Co. (a)	2,008	57,168
Olin Corp.	16,998	242,561
Olympic Steel Inc.	1,978	30,006
OM Group Inc. (a)	6,709	129,618
Omega Flex Inc.	677	10,906
Orion Marine Group Inc. (a)	4,731	61,976
Penford Corp.	2,461	8,933
Perini Corp. (a)	11,475	141,142
PolyOne Corp. (a)	20,715	47,852
Polypore International Inc. (a)	3,497	14,058
Quaker Chemical Corp.	2,253	17,889
Quanex Building Products Corp.	8,146	61,910
Raven Industries Inc.	3,514	73,021
RBC Bearings Inc. (a)	4,784	73,100

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials & Processes (Cont.)
Resource Capital Corp.	4,351	$13,227
Rock-Tenn Co. Class A	8,707	235,524
Rockwood Holdings Inc. (a)	9,160	72,730
Royal Gold Inc.	6,664	311,609
RTI International Metals Inc. (a)	5,050	59,085
Schweitzer-Mauduit International Inc.	3,506	64,721
ShengdaTech Inc. (a)	6,863	21,275
Silgan Holdings Inc.	5,758	302,525
Simpson Manufacturing Co. Inc.	8,603	155,026
Solutia Inc. (a)	20,709	38,726
Spartech Corp.	6,477	15,933
Stepan Co.	1,373	37,483
Sterling Construction Company Inc. (a)	2,528	45,100
Stillwater Mining Co. (a)	8,958	33,145
Stratus Properties Inc. (a)	1,357	8,210
Sutor Technology Group Ltd. (a)	1,659	2,323
Symyx Technologies Inc. (a)	7,428	33,055
Tejon Ranch Co. (a)	2,443	50,497
Texas Industries Inc.	5,135	128,375
The Andersons Inc.	3,975	56,206
Thomas Properties Group Inc.	5,229	6,170
Tredegar Corp.	5,292	86,418
Trex Co. Inc. (a)	3,325	25,370
TriMas Corp. (a)	2,706	4,736
U.S. Concrete Inc. (a)	8,711	17,422
Ultralife Corp. (a)	2,749	21,250
Unifi Inc. (a)	9,869	6,316
United States Lime & Minerals Inc. (a)	389	10,643
Universal Forest Products Inc.	3,647	97,047
Universal Stainless & Alloy Products Inc. (a)	1,469	14,205
Uranium Resources Inc. (a)	10,501	4,935
USEC Inc. (a)	24,413	117,182
Valence Technology Inc. (a)	11,109	23,662
Verso Paper Corp.	3,062	1,960
VSE Corp.	876	23,389
Watsco Inc.	5,411	184,136
Wausau Paper Corp.	9,677	50,901
Westlake Chemical Corp.	4,205	61,519
Worthington Industries Inc.	15,104	131,556
WR Grace & Co. (a)	15,845	100,140
Xerium Technologies Inc. (a)	4,525	3,032
Zoltek Companies Inc. (a)	6,044	41,160

		10,948,642

Oil & Gas (3.44%)
Abraxas Petroleum Corp. (a)	9,202	9,478
Akeena Solar Inc. (a)	4,569	5,117
Allis-Chalmers Energy Inc. (a)	6,151	11,871
Alon USA Energy Inc.	2,813	38,538
American Oil & Gas Inc. (a)	8,032	6,185
APCO Argentina Inc.	841	9,268

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Approach Resources Inc. (a)	2,016	$12,499
Arena Resources Inc. (a)	8,693	221,498
ATP Oil & Gas Corp. (a)	6,104	31,314
Basic Energy Services Inc. (a)	9,064	58,644
Berry Petroleum Co.	9,381	102,816
Bill Barrett Corp. (a)	8,500	189,040
BMB Munai Inc. (a)	8,181	4,745
Bolt Technology Corp. (a)	1,889	13,431
BPZ Resources Inc. (a)	13,167	48,718
Brigham Exploration Co. (a)	10,107	19,203
Bronco Drilling Co. Inc. (a)	5,767	30,334
Callon Petroleum Co. (a)	4,552	4,962
Cano Petroleum Inc. (a)	8,489	3,650
Capstone Turbine Corp. (a)	42,960	30,931
CARBO Ceramics Inc.	4,788	136,171
Carrizo Oil & Gas Inc. (a)	6,005	53,324
Cheniere Energy Inc. (a)	10,644	45,343
Clayton Williams Energy Inc. (a)	1,187	34,708
Clean Energy Fuels Corp. (a)	6,313	38,446
Complete Production Services Inc. (a)	10,548	32,488
Comstock Resources Inc. (a)	10,292	306,702
Concho Resources Inc. (a)	12,600	322,434
Contango Oil & Gas Co. (a)	3,089	121,089
CVR Energy Inc. (a)	5,049	27,971
Dawson Geophysical Co. (a)	1,697	22,909
Delek US Holdings Inc.	2,909	30,137
Delta Petroleum Corp. (a)	13,658	16,390
Double Eagle Petroleum Co. (a)	1,787	9,239
Dril-Quip Inc. (a)	6,953	213,457
Endeavour International Corp. (a)	24,933	21,692
Energy XXI Bermuda Ltd.	25,855	9,696
Evergreen Solar Inc. (a)	31,471	67,033
EXCO Resources Inc. (a)	33,773	337,730
Flotek Industries Inc. (a)	4,793	7,525
FuelCell Energy Inc. (a)	15,057	36,137
FX Energy Inc. (a)	9,399	26,129
Gasco Energy Inc. (a)	20,567	8,021
GeoGlobal Resources Inc. (a)	8,298	5,975
Geokinetics Inc. (a)	1,051	3,437
Geomet Inc. (a)	3,972	2,304
GeoResources Inc. (a)	1,202	8,077
GMX Resources Inc. (a)	3,662	23,803
Goodrich Petroleum Corp. (a)	5,252	101,679
Gran Tierra Energy Inc. (a)	50,315	126,291
Gulf Island Fabrication Inc.	2,673	21,411
Gulfport Energy Corp. (a)	5,755	13,352
Harvest Natural Resources Inc. (a)	7,698	26,096
Hornbeck Offshore Services Inc. (a)	5,093	77,617
Houston American Energy Corp.	3,263	6,069
ION Geophysical Corp. (a)	22,581	35,226
James River Coal Co. (a)	6,268	77,347
Lufkin Industries Inc.	3,249	123,072
Matrix Service Co. (a)	5,709	46,928

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
McMoRan Exploration Co. (a)	13,173	$61,913
Meridian Resource Corp. (a)	17,737	3,725
Mitcham Industries Inc. (a)	2,146	8,176
NATCO Group Inc. (a)	4,393	83,159
National Coal Corp. (a)	5,629	7,655
Natural Gas Services Group (a)	2,653	23,877
Newpark Resources Inc. (a)	19,731	49,919
Northern Oil and Gas Inc. (a)	4,301	15,484
Oilsands Quest Inc. (a)	47,489	34,192
Pacific Ethanol Inc. (a)	9,909	3,270
Panhandle Oil & Gas Inc.	1,605	27,478
Parallel Petroleum Corp. (a)	9,089	11,634
Parker Drilling Co. (a)	24,814	45,658
Penn Virginia Corp.	9,523	104,563
PetroCorp Inc. (a) (b)	745	0
Petroleum Development Corp. (a)	3,263	38,536
Petroquest Energy Inc. (a)	9,529	22,870
Pioneer Drilling Co. (a)	10,938	35,877
Plug Power Inc. (a)	17,557	15,275
PowerSecure International Inc. (a)	3,699	12,651
PrimeEnergy Corp. (a)	201	10,030
Quest Resource Corp. (a)	5,793	1,813
RAM Energy Resources Inc. (a)	7,900	5,767
Rex Energy Corp. (a)	3,679	10,559
Rosetta Resources Inc. (a)	11,300	55,935
RPC Inc.	6,496	43,068
Stone Energy Corp. (a)	6,958	23,170
SulphCo Inc. (a)	11,658	12,474
Superior Well Services Inc. (a)	3,625	18,596
Swift Energy Co. (a)	6,711	48,990
T-3 Energy Services Inc. (a)	2,741	32,289
Teekay Tankers Ltd. Class A	3,042	28,929
Tetra Tech Inc. (a)	13,401	273,112
Toreador Resources Corp. (a)	3,701	9,290
Tri-Valley Corp. (a)	4,911	5,599
Trico Marine Services Inc. (a)	2,784	5,846
TXCO Resources Inc. (a)	7,692	3,169
U.S. Geothermal Inc. (a)	13,576	9,639
Union Drilling Inc. (a)	3,080	11,704
VAALCO Energy Inc. (a)	13,284	70,272
Venoco Inc. (a)	4,444	14,576
Warren Resources Inc. (a)	12,801	12,289
Western Refining Inc.	6,553	78,243
Westmoreland Coal Co. (a)	2,081	14,921
Willbros Group Inc. (a)	8,534	82,780

		4,964,669

Technology (14.67%)
3Com Corp (a)	92,667	286,341
3D Systems Corp. (a)	3,684	24,278
3PAR Inc. (a)	5,969	39,216
ACI Worldwide Inc. (a)	8,086	151,612

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Acme Packet Inc. (a)	5,956	$36,153
Actel Corp. (a)	5,550	56,166
Actuate Corp. (a)	10,049	30,750
Acxiom Corp.	13,417	99,286
Adaptec Inc. (a)	26,539	63,694
Adtran Inc.	12,975	210,325
Advanced Analogic Technologies Inc. (a)	10,005	36,018
Advanced Battery Technologies Inc. (a)	9,103	19,480
Agilysys Inc.	4,990	21,457
American Reprographics Co. (a)	7,995	28,302
American Science & Engineering Inc.	2,125	118,575
American Software Inc. Class A	4,929	25,976
Amkor Technology Inc. (a)	23,948	64,181
ANADIGICS Inc. (a)	13,989	28,957
Anaren Inc. (a)	3,472	37,984
Anixter International Inc. (a)	6,899	218,560
Applied Micro Circuits Corp. (a)	14,723	71,554
Applied Signal Technology Inc.	2,758	55,794
ArcSight Inc. (a)	1,430	18,261
Ariba Inc. (a)	18,782	163,967
Art Technology Group Inc. (a)	28,418	72,466
Aruba Networks Inc. (a)	11,470	36,016
AsiaInfo Holdings Inc. (a)	7,602	128,094
Atheros Communications (a)	13,777	201,971
AuthenTec Inc. (a)	5,493	8,130
Avanex Corp. (a)	2,946	5,155
Avid Technology Inc. (a)	6,630	60,598
Avocent Corp. (a)	9,956	120,866
Bel Fuse Inc.	2,600	34,944
Benchmark Electronics Inc. (a)	15,634	175,101
BigBand Networks Inc. (a)	7,200	47,160
Black Box Corp.	3,846	90,804
Blackbaud Inc.	9,824	114,057
Blackboard Inc. (a)	7,213	228,941
Blue Coat Systems Inc. (a)	7,272	87,337
Bookham Inc. (a)	22,078	9,494
Bottomline Technologies Inc. (a)	4,908	32,295
CACI International Inc. (a)	6,831	249,263
Callidus Software Inc. (a)	6,597	19,131
Cavium Networks Inc. (a)	6,650	76,741
Cbeyond Inc. (a)	5,256	98,970
CEVA Inc. (a)	4,410	32,105
Checkpoint Systems Inc. (a)	8,712	78,147
China Fire & Security Group Inc. (a)	3,062	24,067
China Information Security Technology Inc. (a)	5,014	15,844
China Security & Surveillance Technology Inc. (a)	5,897	22,644
Chordiant Software Inc. (a)	6,542	19,822
Ciber Inc. (a)	11,765	32,118
Cirrus Logic Inc. (a)	14,264	53,633
Cogent Communications Group Inc. (a)	10,511	75,679
Cogent Inc. (a)	9,703	115,466

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Cogo Group Inc. (a)	5,648	$37,729
Coherent Inc. (a)	5,188	89,493
Coleman Cable Inc. (a)	1,615	3,440
Commvault Systems Inc. (a)	9,390	103,008
Compellent Technologies Inc. (a)	3,093	33,559
comScore Inc. (a)	3,945	47,695
COMSYS IT Partners Inc. (a)	3,725	8,232
Comtech Telecommunications Corp. (a)	6,324	156,645
Comverge Inc. (a)	4,786	33,263
Concur Technologies Inc. (a)	9,817	188,388
Constant Contact Inc. (a)	4,460	62,395
CPI International Inc. (a)	2,080	19,552
Cray Inc. (a)	7,541	26,394
CSG Systems International Inc. (a)	7,866	112,326
Cubic Corp.	3,419	86,603
Daktronics Inc.	7,201	47,167
Data Domain Inc. (a)	7,256	91,208
DealerTrack Holdings Inc. (a)	9,362	122,642
Deltek Inc. (a)	2,751	11,912
DemandTec Inc. (a)	4,299	37,616
Digi International Inc. (a)	5,725	43,911
Digimarc Corp. (a)	1,267	12,315
Digital River Inc. (a)	8,565	255,408
Diodes Inc. (a)	6,434	68,265
DivX Inc. (a)	5,905	29,702
Double-Take Software Inc. (a)	3,787	25,600
DSP Group Inc. (a)	5,341	23,073
Ebix Inc. (a)	1,332	33,100
Echelon Corp. (a)	6,506	52,634
Electronics for Imaging Inc. (a)	11,999	117,590
EMS Technologies Inc. (a)	3,468	60,551
Emulex Corp. (a)	18,539	93,251
Ener1 Inc. (a)	10,019	51,798
EnergySolutions Inc.	7,293	63,084
Entropic Communications Inc. (a)	1,996	1,477
Entrust Inc. (a)	13,426	20,273
Epicor Software Corp. (a)	13,021	49,610
EPIQ Systems Inc. (a)	7,762	139,949
Exar Corp. (a)	8,208	51,218
Extreme Networks Inc. (a)	19,384	29,464
FalconStor Software Inc. (a)	8,374	20,014
Finisar Corp. (a)	87,130	38,337
Formfactor Inc. (a)	11,407	205,554
Gartner Inc. (a)	13,618	149,934
GeoEye Inc. (a)	3,948	77,973
Gerber Scientific Inc. (a)	5,396	12,896
Globecomm Systems Inc. (a)	4,418	25,580
Guidance Software Inc. (a)	2,035	8,303
Hackett Group Inc. (a)	9,027	18,235
Harmonic Inc. (a)	20,675	134,387
Harris Stratex Networks Inc. Class A (a)	5,618	21,629
Herley Industries Inc. (a)	2,959	35,390
Hittite Microwave Corp. (a)	4,291	133,879

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Hughes Communications Inc. (a)	1,575	$18,947
Hutchinson Technology Inc. (a)	5,357	13,928
Hypercom Corp. (a)	11,708	11,240
i2 Technologies Inc. (a)	3,492	27,587
ICx Technologies Inc. (a)	2,993	12,122
iGate Corp.	4,500	14,580
II-VI Inc. (a)	5,363	92,136
Imation Corp.	6,564	50,215
Immersion Corp. (a)	6,848	20,065
Informatica Corp. (a)	20,215	268,051
Integral Systems Inc. (a)	3,724	32,026
Interactive Intelligence Inc. (a)	3,042	27,561
Intermec Inc. (a)	14,318	148,907
Internet Brands Inc. (a)	4,853	28,487
Internet Capital Group Inc. (a)	8,492	34,223
IPG Photonics Corp. (a)	4,217	35,507
iRobot Corp. (a)	3,923	29,815
Isilon Systems Inc. (a)	5,384	11,845
Ixia (a)	9,657	49,927
IXYS Corp.	5,453	43,951
j2 Global Communications Inc. (a)	9,980	218,462
Jack Henry & Associates Inc.	17,036	278,028
JDA Software Group Inc. (a)	5,649	65,246
Keynote Systems Inc. (a)	3,178	25,202
Kopin Corp. (a)	15,119	35,076
L-1 Identity Solutions Inc. (a)	16,495	84,289
LaBarge Inc. (a)	2,670	22,348
Lantronix Inc. Warrants (a) (b)	73	0
Lattice Semiconductor Corp. (a)	25,275	34,879
Lawson Software Inc. (a)	25,886	110,015
Limelight Networks Inc. (a)	6,300	21,105
Loral Space & Communications Inc. (a)	2,658	56,775
Macrovision Solutions Corp. (a)	18,871	335,715
Magma Design Automation Inc. (a)	9,274	6,956
Manhattan Associates Inc. (a)	5,471	94,758
ManTech International Corp. (a)	4,688	196,427
Maxwell Technologies Inc. (a)	3,998	27,786
Mentor Graphics Corp. (a)	19,942	88,542
Mercadolibre Inc. (a)	5,596	103,806
Mercury Computer Systems Inc. (a)	4,775	26,406
Methode Electronics Inc.	8,339	29,854
Micrel Inc.	11,154	78,524
MICROS Systems Inc. (a)	18,587	348,506
Microsemi Corp. (a)	18,069	209,600
MicroStrategy Inc. (a)	2,013	68,824
Microtune Inc. (a)	12,142	22,098
Microvision Inc. (a)	19,144	24,696
MIPS Technologies Inc. (a)	9,823	28,781
ModusLink Global Solutions Inc. (a)	10,924	28,293
Monolithic Power Systems Inc. (a)	5,730	88,815
Monotype Imaging Holdings Inc. (a)	3,300	12,342
MRV Communications Inc. (a)	35,334	10,954
MSC.Software Corp. (a)	9,866	55,644

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
MTS Systems Corp.	3,851	$87,610
Multi-Fineline Electronix Inc. (a)	2,048	34,488
NCI Inc. (a)	1,424	37,024
Ness Technologies Inc. (a)	8,607	25,391
Netezza Corp. (a)	8,657	58,868
Netgear Inc. (a)	7,760	93,508
Netlogic Microsystems Inc. (a)	3,754	103,160
NetScout Systems Inc. (a)	6,464	46,282
NetSuite Inc. (a)	1,482	16,687
Newport Corp. (a)	7,901	34,922
Nextwave Wireless Inc. (a)	10,619	1,699
Novatel Wireless Inc. (a)	7,111	39,964
NVE Corp. (a)	1,016	29,271
Omniture Inc. (a)	14,834	195,660
Omnivision Technologies Inc. (a)	11,645	78,254
OpenTV Corp. Class A (a)	18,441	27,846
Oplink Communications Inc. (a)	4,561	35,120
OPNET Technologies Inc. (a)	2,883	24,996
OSI Systems Inc. (a)	3,479	53,090
PAETEC Holding Corp. (a)	27,142	39,084
Palm Inc. (a)	24,102	207,759
Parametric Technology Corp. (a)	26,318	262,654
Park Electrochemical Corp.	4,468	77,207
PC-Tel Inc.	4,573	19,664
Pegasystems Inc.	3,160	58,681
Pericom Semiconductor Corp. (a)	4,849	35,446
Perot Systems Corp. (a)	19,734	254,174
Phoenix Technologies Ltd. (a)	6,035	9,777
Plexus Corp. (a)	9,383	129,673
PLX Technology Inc. (a)	6,334	13,745
PMC-Sierra Inc. (a)	50,235	320,499
Polycom Inc. (a)	19,931	306,738
Power Integrations Inc.	6,189	106,451
Progress Software Corp. (a)	9,677	167,993
PROS Holdings Inc. (a)	2,817	13,099
QAD Inc.	2,688	6,801
Quantum Corp. (a)	45,082	30,205
Quest Software Inc. (a)	14,824	187,968
Rackable Systems Inc. (a)	6,504	26,406
Rackspace Hosting Inc. (a)	3,798	28,447
Radiant Systems Inc. (a)	6,065	26,747
Radisys Corp. (a)	5,036	30,518
RealNetworks Inc. (a)	20,392	47,513
RF Micro Devices Inc. (a)	57,781	76,849
RightNow Technologies Inc. (a)	6,101	46,185
Rimage Corp. (a)	2,095	27,968
Riverbed Technology Inc. (a)	12,317	161,106
Rogers Corp. (a)	3,938	74,349
Rubicon Technology Inc. (a)	2,906	15,431
S1 Corp. (a)	11,074	57,031
Safeguard Scientifics Inc. (a)	27,888	15,338
Sanmina-SCI Corp. (a)	116,602	35,564
Sapient Corp. (a)	19,278	86,173

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
SAVVIS Inc. (a)	8,250	$51,067
ScanSource Inc. (a)	5,771	107,225
SeaChange International Inc. (a)	6,767	38,707
Semtech Corp. (a)	14,465	193,108
Sigma Designs Inc. (a)	5,833	72,563
Silicon Image Inc. (a)	16,114	38,674
Silicon Storage Technology Inc. (a)	19,095	31,507
SiRF Technology Holdings Inc. (a)	13,448	30,930
Skyworks Solutions Inc. (a)	36,646	295,367
Smart Modular Technologies (WWH) Inc. (a)	10,040	13,855
Smith Micro Software Inc. (a)	6,799	35,559
Solera Holdings Inc. (a)	12,445	308,387
SonicWALL Inc. (a)	13,461	60,036
Sonus Networks Inc. (a)	44,819	70,366
Sourcefire Inc. (a)	4,382	31,901
Spansion Inc. Class A (a)	27,983	3,629
SPSS Inc. (a)	3,920	111,446
SRA International Inc. (a)	9,937	146,074
Standard Microsystems Corp. (a)	4,997	92,944
Stanley Inc. (a)	1,937	49,180
Starent Networks Corp. (a)	6,528	103,208
STEC Inc. (a)	6,899	50,846
Stratasys Inc. (a)	4,529	37,455
SuccessFactors Inc. (a)	5,013	38,249
Super Micro Computer Inc. (a)	4,843	23,828
Supertex Inc. (a)	2,456	56,734
SupportSoft Inc. (a)	10,133	19,455
Switch & Data Facilities Co. (a)	4,503	39,491
Sybase Inc. (a)	17,912	542,554
Sycamore Networks Inc. (a)	41,989	112,111
Sykes Enterprises Inc. (a)	7,308	121,532
Synaptics Inc. (a)	7,494	200,539
Synchronoss Technologies Inc. (a)	4,810	58,971
Syniverse Holdings Inc. (a)	12,052	189,940
SYNNEX Corp. (a)	3,819	75,120
Syntel Inc.	2,831	58,262
Taleo Corp. (a)	5,708	67,469
TechTarget (a)	3,046	7,310
Techwell Inc. (a)	3,392	21,404
Tekelec (a)	15,099	199,760
TeleCommunication Systems Inc. Class A (a)	7,369	67,574
Terremark Worldwide Inc. (a)	11,595	31,191
TerreStar Corp. (a)	12,747	7,138
Tessera Technologies Inc. (a)	10,622	142,016
TIBCO Software Inc. (a)	39,375	231,131
Trident Microsystems Inc. (a)	13,375	19,528
TriQuint Semiconductor Inc. (a)	31,487	77,773
TTM Technologies Inc. (a)	9,372	54,358
Tyler Technologies Inc. (a)	8,346	122,102
Ultimate Software Group Inc. (a)	5,412	93,411
Unica Corp. (a)	3,054	14,751

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Technology (Cont.)
Universal Display Corp. (a)	6,346	$58,193
UTStarcom Inc. (a)	24,256	18,920
Varian Inc. (a)	6,813	161,741
VASCO Data Security International Inc. (a)	5,668	32,704
VeriFone Holdings Inc. (a)	15,006	102,041
ViaSat Inc. (a)	5,562	115,801
Vignette Corp. (a)	5,805	38,777
Virtusa Corp. (a)	1,924	11,929
Vocus Inc. (a)	3,527	46,874
Volterra Semiconductor Corp. (a)	5,564	46,960
Vonage Holdings Corp. (a)	12,878	5,151
Web.com Group Inc. (a)	6,057	20,109
Websense Inc. (a)	9,913	118,956
Wind River Systems Inc. (a)	15,815	101,216
Zoran Corp. (a)	11,375	100,100
		21,181,760
Telecommunications (1.00%)
Airvana Inc. (a)	5,273	30,847
Alaska Communications Systems Group Inc.	9,509	63,710
Atlantic Tele-Network Inc.	2,074	39,779
Centennial Communications Corp. (a)	14,785	122,124
Cincinnati Bell Inc. (a)	53,607	123,296
Consolidated Communications Holdings Inc.	5,131	52,644
FairPoint Communications Inc.	19,550	15,249
FiberTower Corp. (a)	26,354	5,271
General Communication Inc. Class A (a)	9,939	66,393
Global Crossing Ltd. (a)	5,749	40,243
Globalstar Inc. (a)	9,174	3,211
iBasis Inc. (a)	6,638	4,448
ICO Global Communications Holdings Ltd. (a)	22,719	7,952
Infinera Corp. (a)	21,491	159,033
Iowa Telecommunications Services Inc.	7,019	80,438
iPCS Inc. (a)	3,864	37,519
Neutral Tandem Inc. (a)	3,653	89,900
NTELOS Holdings Corp.	7,006	127,089
Orbcomm Inc. (a)	6,927	10,183
Premiere Global Services Inc. (a)	13,587	119,837
RCN Corp. (a)	8,263	30,573
Shenandoah Telecommunications Co.	5,541	126,335
ShoreTel Inc. (a)	9,491	40,906
USA Mobility Inc.	4,376	40,303
Virgin Mobile USA Inc. (a)	7,410	9,559
		1,446,842
Utilities & Energy (5.12%)
Allete Inc.	6,077	162,195
American States Water Co.	3,787	137,544

	Shares	Value
Common Stocks (Cont.)
Utilities & Energy (Cont.)
Atlas America Inc.	7,581	$66,334
Avista Corp.	12,171	167,716
Black Hills Corp.	8,819	157,772
California Water Service Group	4,546	190,296
Central Vermont Public Service Corp.	2,828	48,924
CH Energy Group Inc.	3,622	169,872
Chesapeake Utilities Corp.	1,492	45,476
Cleco Corp.	13,677	296,654
Connecticut Water Service Inc.	1,843	37,376
Consolidated Water Co. Ltd.	3,263	35,404
Crosstex Energy Inc.	8,836	14,491
El Paso Electric Co. (a)	10,380	146,254
Empire District Electric Co.	7,414	107,058
EnerNOC Inc. (a)	2,118	30,796
Evergreen Energy Inc. (a)	19,975	27,805
GreenHunter Energy Inc. (a)	937	1,780
GreenHunter Energy Inc. Warrants (a) (b)	94	0
GT Solar International Inc. (a)	6,652	44,169
Headwaters Inc. (a)	9,220	28,951
Idacorp Inc.	10,277	240,071
IDT Corp. Class B (a)	3,447	3,999
International Coal Group Inc. (a)	27,945	44,991
ITC Holdings Corp.	11,166	487,061
Laclede Group Inc.	5,018	195,602
MGE Energy Inc.	5,164	161,995
Middlesex Water Co.	2,909	41,890
New Jersey Resources Corp.	9,445	320,941
Nicor Inc.	10,216	339,478
Northwest Natural Gas Co.	6,042	262,344
NorthWestern Corp.	8,328	178,885
Ormat Technologies Inc.	3,933	108,000
Otter Tail Corp.	8,235	181,582
Piedmont Natural Gas Company Inc.	16,585	429,386
Pike Electric Corp. (a)	3,597	33,272
PNM Resources Inc.	19,909	164,448
Portland General Electric Co.	16,890	297,095
Rentech Inc. (a)	36,366	20,001
SJW Corp.	2,885	73,366
South Jersey Industries Inc.	6,531	228,585
Southwest Gas Corp.	9,911	208,825
Southwest Water Co.	5,522	23,745
tw telecom inc. (a)	33,446	292,652
UIL Holdings Corp.	5,576	124,456
Unisource Energy Corp.	7,939	223,800
Westar Energy Inc.	23,684	415,180
WGL Holdings Inc.	11,187	366,934
		7,385,451
Total Common Stocks
(cost $238,886,830)		142,242,829

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Principal amount	Value
Short-term Investments (1.43%)
U.S. Treasury Bill, 0.010%, 04/23/2009 (c)	$2,072,000	$2,071,822
Total Short-term Investments
(cost $2,071,976)		2,071,822
TOTAL INVESTMENTS (99.98%)
(cost $240,958,806)		144,314,651
OTHER ASSETS, NET OF LIABILITIES (0.02%)		25,880
NET ASSETS (100.00%)		$144,340,531

(a)	Non-income producing security.

(b)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At March 31, 2009, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (98.33%) (a)
Australia (6.78%)
AGL Energy Ltd.	12,033	$124,828
Alumina Ltd.	44,498	40,109
Amcor Ltd.	22,102	68,358
AMP Ltd.	52,910	172,727
Aristocrat Leisure Ltd.	9,841	23,428
Australia & New Zealand Banking Group Ltd.	55,597	607,525
Australian Stock Exchange	4,863	99,153
AXA Asia Pacific Holdings Ltd.	24,556	58,166
Bendigo and Adelaide Bank Ltd.	7,285	41,417
BHP Billiton Ltd.	91,396	2,019,960
Billabong International Ltd.	4,906	28,981
BlueScope Steel Ltd.	21,227	38,079
Boral Ltd.	17,910	45,040
Brambles Ltd.	39,941	133,238
Caltex Australia Ltd.	3,766	23,398
CFS Retail Property Trust	42,893	48,736
Coca-Cola Amatil Ltd.	16,779	101,116
Cochlear Ltd.	1,570	54,749
Commonwealth Bank of Australia	40,002	960,310
Computershare Ltd.	13,269	80,906
Crown Ltd.	12,695	56,353
CSL Ltd.	16,256	367,329
CSR Ltd.	34,978	29,253
Dexus Property Group	101,217	52,731
Fairfax Media Ltd.	67,467	47,744
Fortescue Metals Group Ltd. (b)	36,110	64,417
Foster’s Group Ltd.	51,750	181,996
Goodman Fielder Ltd.	35,178	25,493
Goodman Group	66,625	15,124
GPT Group	114,226	34,688
Harvey Norman Holdings Ltd.	13,901	24,823
Incitec Pivot Ltd.	41,898	62,082
Insurance Australia Group Ltd.	55,012	133,607
James Hardie Industries NV CDI	14,248	41,690
Leighton Holdings Ltd.	3,950	52,953
Lend Lease Corp. Ltd.	13,365	60,696
Lion Nathan Ltd.	7,514	42,101
Macquarie Airports	20,130	25,412
Macquarie Group Ltd.	7,765	146,215
Macquarie Infrastructure Group	63,594	65,150
Macquarie Office Trust	183,047	21,745
Metcash Ltd.	19,717	55,530
Mirvac Group	41,037	24,087
National Australia Bank Ltd.	51,298	716,086
Newcrest Mining Ltd.	13,311	306,411
Nufarm Ltd.	3,003	23,697
Onesteel Ltd.	20,804	32,689
Orica Ltd.	9,687	99,923
Origin Energy Ltd.	24,277	249,765
OZ Minerals Ltd. (c)	81,467	31,440
Perpetual Ltd.	1,149	21,550
Qantas Airways Ltd.	27,618	33,371

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
QBE Insurance Group Ltd.	26,784	$359,307
Rio Tinto Ltd.	7,787	309,264
Santos Ltd.	16,384	192,838
Sims Group Ltd.	3,988	47,368
Sonic Healthcare Ltd.	9,500	73,177
SP AusNet	31,183	19,701
Stockland	39,989	85,438
Suncorp-Metway Ltd.	35,290	147,386
Tabcorp Holding Ltd.	15,578	70,356
Tatts Group Ltd.	30,108	57,949
Telstra Corp. Ltd.	119,462	266,669
Toll Holdings Ltd.	15,292	66,534
Transurban Group	32,275	104,841
Wesfarmers Ltd.	27,166	356,465
Wesfarmers Ltd. PPS	4,287	56,649
Westfield Group	53,750	372,594
Westpac Banking Corp.	75,993	1,003,488
Woodside Petroleum Ltd.	13,097	348,853
Woolworths Ltd.	33,511	581,637
WorleyParsons Ltd.	4,140	52,173
		12,489,062
Austria (0.33%)
Erste Group Bank AG	5,376	91,057
Oesterreichische Elektrizitaetswirtschafts AG (Verbund) Class A	2,180	82,737
OMV AG	4,310	144,187
Raiffeisen International Bank Holding AG	1,512	42,575
Strabag SE	1,301	25,525
Telekom Austria AG	9,353	141,594
Vienna Insurance Group	960	27,551
VoestAlpine AG	3,319	43,382
Wienerberger AG	2,174	17,107
		615,715
Belgium (0.92%)
Anheuser-Busch InBev NV	19,101	525,950
Belgacom SA	4,835	151,523
Colruyt SA	450	103,199
Compagnie Nationale a Portefeuille	1,139	52,870
Delhaize Group	2,798	181,573
Dexia SA	14,903	51,380
Fortis	62,198	113,641
Fortis Rights (b) (c)	62,198	0
Groupe Bruxelles Lambert SA	2,303	156,363
KBC GROEP NV	4,322	69,821
Mobistar SA	468	29,551
Solvay SA	1,512	106,038
UCB SA	2,743	80,808

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Belgium (Cont.)
Umicore	3,495	$64,589
		1,687,306
Denmark (0.85%)
A P Moller-Maersk A/S Class A	15	65,159
A P Moller-Maersk A/S Class B	31	136,223
Carlsberg A/S Class B	1,798	73,832
Coloplast A/S Class B	708	43,513
Danisco A/S	1,331	39,884
Danske Bank A/S (b)	12,714	107,086
DSV A/S	5,800	42,616
FLSmidth & Co. A/S Class B (b)	1,512	38,527
Jyske Bank A/S (b)	1,190	27,159
Novo Nordisk A/S Class B	12,183	584,125
Novozymes A/S Class B	1,332	96,360
Topdanmark A/S (b)	514	50,598
Trygvesta A/S	461	23,327
Vestas Wind Systems A/S (b)	4,985	218,992
William DeMant Holding (b)	658	26,500
		1,573,901
Finland (1.22%)
Elisa OYJ	3,099	45,173
Fortum OYJ	11,877	226,228
Kesko OYJ	1,815	37,654
Kone Corp. OYJ Class B	4,112	85,184
Metso OYJ	3,640	43,003
Neste Oil OYJ	3,730	49,578
Nokia OYJ	103,003	1,204,663
Nokian Renkaat OYJ	3,017	35,363
Orion OYJ Class B	2,451	35,468
Outokumpu OYJ	3,375	36,516
Pohjola Bank PLC	2,696	15,850
Pohjola Bank PLC Rights (b) (c)	2,696	3,664
Rautaruukki OYJ	2,314	37,026
Sampo OYJ A Shares	11,516	169,807
Sanoma OYJ	2,121	27,076
Stora Enso OYJ R Shares (b)	16,305	57,756
UPM-Kymmene OYJ	13,515	78,001
Wartsila OYJ Class B	2,362	49,813
		2,237,823
France (10.51%)
Accor SA	5,259	183,031
Aeroports de Paris (ADP)	673	35,830
Air France-KLM	3,523	31,325
Air Liquide SA	6,717	546,216
Alcatel-Lucent (b)	65,933	123,263
Alstom SA	5,828	302,218
ArcelorMittal	23,422	477,894
Atos Origin SA	1,969	50,515
AXA	42,642	511,808

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
bioMerieux	150	$11,707
BNP Paribas	22,311	920,474
Bouygues	6,476	231,420
Bureau Veritas SA	1,126	42,609
Cap Gemini SA	3,892	125,085
Carrefour SA	17,188	670,503
Casino Guichard Perrachon SA	1,199	78,016
Christian Dior SA	1,442	78,988
CNP Assurances	992	62,562
Compagnie de Saint-Gobain	10,144	284,225
Compagnie Generale de Geophysique- Veritas (b)	3,660	42,370
Compagnie Generale des Etablissements Michelin Class B	3,816	141,438
Credit Agricole SA	24,058	265,446
Dassault Systemes SA	1,552	60,267
Eiffage SA	1,005	46,753
Electricite de France	5,573	218,567
Eramet (b)	143	31,561
Essilor International SA	5,449	210,535
Eurazeo	712	19,075
European Aeronautic Defence and Space Co.	8,516	98,955
Eutelsat Communications	2,380	50,577
France Telecom SA	49,764	1,134,477
GDF Suez	30,065	1,031,066
Gecina SA	342	13,120
Groupe DANONE	12,003	584,108
Hermes International SCA	1,454	169,157
ICADE	551	39,012
Iliad SA	446	41,577
Imerys SA	657	24,141
Ipsen SA	300	11,550
JC Decaux SA	1,816	20,572
Klepierre	2,296	40,337
L'Oreal SA	6,645	456,812
Lafarge SA	3,461	156,252
Lagardere SCA	3,553	99,702
Legrand SA	2,615	45,432
LVMH Moet Hennessy Louis Vuitton SA	6,583	413,094
M6 Metropole Television	1,858	30,319
Natixis	27,310	46,346
Neopost SA	924	71,657
PagesJaunes Groupe	3,355	28,362
Pernod Ricard SA	4,553	253,737
Peugeot SA	4,351	82,284
PPR SA	2,032	130,272
Publicis Groupe SA	3,275	83,955
Renault SA	4,559	93,743
Safran SA	4,878	45,410
Sanofi-Aventis	28,721	1,611,855
Schneider Electric SA	6,000	399,039

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
SCOR SE	5,075	$104,289
SES FDR	7,856	149,954
Societe BIC SA	720	35,378
Societe des Autoroutes Paris-Rhin-Rhone	483	30,808
Societe Generale	12,611	493,303
Societe Television Francaise 1	3,413	26,747
Sodexo	2,693	122,666
STMicroelectronics NV	17,483	87,480
Suez Environnement SA (b)	7,304	107,404
Technip SA	2,907	102,476
Thales SA	2,430	92,017
Total SA	58,112	2,873,603
Unibail-Rodamco	2,272	321,504
Valeo SA	1,979	28,933
Vallourec SA	1,473	136,564
Veolia Environnement	10,479	218,822
Vinci SA	11,357	421,623
Vivendi	32,088	848,694
Wendel	740	19,546
Zodiac Aerospace	1,102	27,923
		19,360,355
Germany (7.62%)
Adidas AG	5,652	187,586
Allianz SE Reg.	12,312	1,030,545
BASF SE	25,108	758,794
Bayer AG	20,791	993,321
Bayerische Motoren Werke (BMW) AG	9,183	264,885
Beiersdorf AG	2,512	112,506
Celesio AG	2,376	43,742
Commerzbank AG	18,442	98,106
Daimler AG	23,474	591,435
Deutsche Bank AG Reg.	14,568	583,538
Deutsche Boerse AG	5,264	315,819
Deutsche Lufthansa AG Reg.	6,177	66,920
Deutsche Post AG	23,606	254,358
Deutsche Postbank AG	2,343	37,124
Deutsche Telekom AG	77,756	963,084
E.On AG	51,829	1,437,430
Fraport AG	1,039	33,363
Fresenius Medical Care AG & Co. KGaA	5,352	207,682
Fresenius SE	745	28,204
GEA Group AG	3,637	38,714
Hamburger Hafen und Logistik AG	703	17,301
Hannover Rueckversicherung AG Reg.	1,223	38,956
HeidelbergCement AG	682	22,342
Henkel AG & Co. KGaA	3,668	92,530
Hochtief AG	1,190	44,832
K+S Group AG	4,140	191,384
Linde AG	3,667	248,982
MAN AG	2,909	126,271

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Merck KGaA	1,830	$161,692
Metro AG	3,177	104,750
Muenchener Rueckversicherungs Gesellschaft AG Reg.	5,616	683,838
Puma AG	182	27,553
Q-Cells AG (b)	1,688	32,871
QIAGEN NV (b)	4,339	69,105
RWE AG	12,076	845,688
Salzgitter AG	1,012	56,325
SAP AG	23,359	816,798
Siemens AG	23,614	1,348,114
Solarworld AG	2,412	49,183
Suedzucker AG	900	17,362
ThyssenKrupp AG	9,483	165,444
TUI AG (b)	6,201	33,066
United Internet AG Reg.	3,537	29,402
Volkswagen AG	2,396	735,779
Wacker Chemie AG	429	35,431
		14,042,155
Greece (0.48%)
Alpha Bank AE	10,159	67,424
Coca-Cola Hellenic Bottling Co. SA	4,455	64,031
EFG Eurobank Ergasias	8,697	50,238
Hellenic Petroleum SA	3,019	28,840
Hellenic Telecommunications Organization SA	7,019	105,212
Marfin Investment Group SA (b)	14,886	53,941
National Bank of Greece SA	13,460	204,452
OPAP SA	6,370	168,387
Piraeus Bank SA	8,846	58,781
Public Power Corp. SA	2,789	50,615
Titan Cement Co. SA	1,660	35,401
		887,322
Hong Kong (2.27%)
ASM Pacific Technology	4,500	15,764
Bank of East Asia Ltd.	44,226	85,455
BOC Hong Kong Holdings Ltd.	105,000	107,539
Cathay Pacific Airways Ltd.	21,000	20,831
Cheung Kong Holdings Ltd.	37,000	318,897
Cheung Kong Infrastructure Holdings Ltd.	12,000	48,009
Chinese Estates Holdings Ltd.	16,000	19,418
CLP Holdings Ltd.	57,283	393,594
Esprit Holdings Ltd.	29,500	150,519
Foxconn International Holdings Ltd. (b)	61,000	25,831
Hang Lung Group Ltd.	24,000	73,101
Hang Lung Properties Ltd.	58,000	136,448
Hang Seng Bank Ltd.	20,674	208,643
Henderson Land Development Co. Ltd.	29,926	114,113
Hong Kong & China Gas Co. Ltd.	103,605	163,314

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Hong Kong Aircraft Engineering Co. Ltd.	2,000	$17,211
Hong Kong Exchanges & Clearing Ltd.	28,500	268,968
Hongkong Electric Holdings Ltd.	38,500	228,743
Hopewell Highway Infrastructure Ltd.	1,600	903
Hopewell Holdings	16,000	42,136
Hutchison Telecommunications International Ltd.	46,000	14,390
Hutchison Whampoa Ltd.	57,210	280,848
Hysan Development Co. Ltd.	17,000	28,771
Kerry Properties Ltd.	18,000	43,384
Kingboard Chemicals Holdings Ltd.	16,000	32,896
Li & Fung Ltd.	63,000	147,691
Lifestyle International Holdings Ltd.	19,000	15,237
Link REIT	60,000	118,963
Mongolia Energy Corporation Ltd. (b)	50,000	14,432
MTR Corp.	40,000	96,131
New World Development Co. Ltd.	67,800	67,680
NWS Holdings Ltd.	23,000	31,080
Orient Overseas International Ltd.	6,600	16,415
Pacific Basin Shipping Ltd.	35,000	15,954
Shangri-La Asia Ltd.	38,271	43,464
Sino Land Co. Ltd.	42,000	42,080
Sun Hung Kai Properties Ltd.	39,000	349,946
Swire Pacific Ltd. Class A	23,000	153,384
Television Broadcasts Ltd.	8,000	25,589
Wharf Holdings Ltd.	39,503	98,356
Wheelock and Co. Ltd.	26,000	43,728
Wing Hang Bank Ltd.	5,500	26,362
Yue Yuen Industrial Holdings Ltd.	15,500	35,403
		4,181,621
Ireland (0.34%)
Anglo Irish Bank Corp. PLC (c)	20,760	5,985
CRH PLC	14,154	304,980
CRH PLC-FPR (b)	4,044	88,115
Elan Corp. PLC (b)	13,286	90,028
Kerry Group PLC Class A	3,471	70,360
Ryanair Holdings PLC (b)	18,704	71,605
		631,073
Italy (3.36%)
A2A SpA	31,700	48,129
ACEA SpA	1,042	12,444
Alleanza Assicurazioni SpA	12,056	67,927
Assicurazioni Generali SpA	29,019	497,284
Atlantia SpA	7,280	109,874
Autogrill SpA	3,167	18,244
Banca Carige SpA	15,801	51,761
Banca Monte Dei Paschi di Siena SpA	64,209	88,781
Banca Popolare di Milano Scarl	11,828	58,831
Banco Popolare Societa Cooperativa	18,436	84,609
Bulgari SpA	4,232	18,609

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Enel SpA	121,121	$580,807
Eni SpA	71,325	1,381,011
EXOR SpA (b)	2,447	24,676
Fiat SpA	20,177	141,288
Finmeccanica SpA	11,527	143,473
Fondiaria Sai SpA	2,180	25,480
Intesa Sanpaolo	212,556	584,631
Intesa Sanpaolo RNC (b)	26,794	50,410
Italcementi SpA	2,020	20,444
Italcementi SpA RNC	1,680	8,855
Lottomatica SpA	1,829	30,069
Luxottica Group SpA	3,880	59,951
Mediaset SpA	21,311	95,002
Mediobanca SpA	13,878	117,615
Mediolanum SpA	5,139	17,711
Parmalat SpA	44,332	91,269
Pirelli & Co. SpA	48,856	11,401
Prysmian SpA	2,396	23,859
Saipem SpA	7,262	129,213
Saras SPA (b)	7,133	18,676
Snam Rete Gas SpA	18,381	98,626
Telecom Italia RNC SpA	157,866	160,531
Telecom Italia SpA	277,256	357,447
Tenaris SA	12,683	128,904
Terna - Rete Elettrica Nationale SpA	34,180	106,399
UniCredit SpA	313,725	516,349
Unione di Banche Italiane Scpa	17,199	189,381
Unipol Gruppo Finanziario SpA	14,383	12,735
		6,182,706
Japan (24.27%)
77 Bank Ltd.	10,000	49,882
ABC-Mart Inc.	600	11,452
Acom Co. Ltd.	1,310	37,214
Advantest Corp.	3,280	49,529
Aeon Co. Ltd.	18,200	120,302
Aeon Credit Service Co. Ltd.	2,100	19,225
Aeon Mall Co. Ltd.	1,900	24,439
Aioi Insurance Co. Ltd.	10,000	38,936
Aisin Seiki Co. Ltd.	5,500	88,256
Ajinomoto Co. Inc.	18,000	127,606
Alfresa Holdings Corp.	800	29,316
All Nippon Airways Co. Ltd.	16,000	62,595
Alps Electric Co. Ltd.	5,000	17,285
Amada Co. Ltd.	10,000	53,428
Aozora Bank Ltd. (b)	14,000	15,494
Asahi Breweries Ltd.	9,700	116,344
Asahi Glass Co. Ltd.	27,000	143,342
Asahi Kasei Corp.	33,000	119,856
ASICS Corp.	5,000	34,891
Astellas Pharma Inc.	12,951	400,783
Bank of Kyoto Ltd.	8,000	67,947

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Bank of Yokohama Ltd.	34,000	$145,776
Benesse Corp.	1,900	69,988
Bridgestone Corp.	16,400	237,818
Brother Industries Ltd.	6,200	45,961
Canon Inc.	28,900	842,488
Canon Marketing Japan Inc.	2,000	28,175
Casio Computer Co. Ltd.	7,000	50,067
Central Japan Railway Co.	42	236,830
Chiba Bank Ltd.	21,000	104,675
Chubu Electric Power Co. Inc.	18,100	398,936
Chugai Pharmaceutical Co. Ltd.	6,400	109,030
Chugoku Bank Ltd.	4,000	51,305
Chugoku Electric Power Co. Inc.	6,800	147,416
Chuo Mitsui Trust Holdings Inc.	25,000	77,764
Citizen Holdings Co. Ltd.	9,300	38,164
Coca-Cola West Co. Ltd.	1,700	27,198
Cosmo Oil Co. Ltd.	15,000	45,663
Credit Saison Co. Ltd.	4,600	45,622
Dai Nippon Printing Co. Ltd.	15,000	138,245
Daicel Chemical Industries Ltd.	8,000	28,835
Daido Steel Co. Ltd.	10,000	24,911
Daihatsu Motor Co. Ltd.	5,000	39,521
Daiichi Sanyko Co. Ltd.	18,713	314,622
Daikin Industries Ltd.	7,300	200,984
Dainippon Sumitomo Pharma Co. Ltd.	5,000	41,736
Daito Trust Construction Co. Ltd.	2,300	77,537
Daiwa House Industry Co. Ltd.	14,000	113,769
Daiwa Securities Group Inc.	37,000	163,971
DeNa Co. Ltd.	8	26,310
Denki Kagaku Kogyo KK	14,000	25,388
Denso Corp.	13,000	262,799
Dentsu Inc.	5,700	87,576
DIC Corp.	18,000	26,440
Dowa Holdings Co. Ltd.	7,000	26,465
East Japan Railway Co.	9,200	479,635
Eisai Co. Ltd.	7,200	211,929
Electric Power Development Co. Ltd.	3,380	100,807
Elpida Memory Inc. (b)	2,700	19,028
Familymart Co. Ltd.	1,500	45,674
Fanuc Ltd.	5,200	355,664
Fast Retailing Co. Ltd.	1,200	137,399
Fuji Electric Holdings Co. Ltd.	15,000	17,879
Fuji Heavy Industries Ltd.	16,000	53,252
Fuji Media Holdings Inc.	9	10,116
FUJIFILM Holdings Corp.	13,600	299,355
Fujitsu Ltd.	52,000	195,116
Fukuoka Financial Group Inc.	21,000	64,656
Furukawa Electric Co. Ltd.	18,000	51,567
Gunma Bank Ltd.	11,000	59,855
Hakuhodo DY Holdings Inc.	590	25,378
Hankyu Hanshin Holdings Inc.	34,000	154,624
HASEKO Corp. (b)	36,000	16,988
Hikari Tsushin Inc.	700	13,326

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Hino Motors Ltd.	8,000	$17,643
Hirose Electric Co. Ltd.	900	87,060
Hisamitsu Pharmaceutical Co. Inc.	1,700	52,523
Hitachi Chemical Co. Ltd.	3,100	37,497
Hitachi Construction Machinery Co. Ltd.	3,000	39,607
Hitachi High-Technologies Corp.	2,000	28,362
Hitachi Ltd.	92,000	251,712
Hitachi Metals Ltd.	5,000	35,588
Hokkaido Electric Power Co. Inc.	5,700	114,616
Hokuhoku Financial Group Inc.	32,000	58,732
Hokuriku Electric Power Co.	4,500	108,248
Honda Motor Co. Ltd.	44,600	1,061,737
Hoya Corp.	11,200	222,898
Ibiden Co. Ltd.	3,600	88,060
Idemitsu Kosan Co. Ltd.	600	45,326
IHI Corp. (b)	39,000	44,806
INPEX Corp.	23	162,884
Isetan Mitsukoshi Holdings Ltd.	9,080	70,268
Isuzu Motors Ltd.	35,000	42,988
Ito En Ltd.	1,600	19,645
Itochu Corp.	40,000	197,361
Itochu Techno-Solutions Corp.	800	16,695
Iyo Bank Ltd.	7,000	70,993
J. Front Retailing Co. Ltd.	11,400	39,675
JAFCO Co. Ltd.	1,000	18,038
Japan Airlines Corp. (b)	23,000	46,676
Japan Petroleum Exploration Co.	900	36,662
Japan Prime Realty Investment Corp.	16	29,732
Japan Real Estate Investment Corp.	11	84,504
Japan Retail Fund Investment Corp.	10	38,304
Japan Steel Works Ltd.	10,000	95,339
Japan Tobacco Inc.	122	326,129
JFE Holdings Inc.	14,400	317,854
JGC Corp.	6,000	69,280
Joyo Bank Ltd.	19,000	88,101
JS Group Corp.	7,500	84,824
JSR Corp.	5,000	58,829
JTEKT Corp.	5,100	36,044
Jupiter Telecommunications Co. Ltd.	64	42,753
Kajima Corp.	25,000	61,933
Kamigumi Co. Ltd.	7,000	46,601
Kaneka Corp.	8,000	39,553
Kansai Electric Power Co. Inc.	21,200	460,729
Kansai Paint Co. Ltd.	7,000	39,198
Kao Corp.	14,000	273,174
Kawasaki Heavy Industries Ltd.	40,000	80,303
Kawasaki Kisen Kaisha Ltd.	16,000	50,289
KDDI Corp.	78	367,313
Keihin Electric Express Railway Co. Ltd.	12,000	86,588
Keio Corp.	15,000	85,414
Keisei Electric Railway Co. Ltd.	8,000	40,285
Keyence Corp.	1,065	201,446
Kikkoman Corp.	4,000	33,732

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Kinden Corp.	4,000	$32,707
Kintetsu Corp.	45,000	187,069
Kirin Holdings Co. Ltd.	22,000	235,028
Kobe Steel Ltd.	74,000	95,693
Komatsu Ltd.	24,200	267,816
Konami Corp.	2,600	39,538
Konica Minolta Holdings Inc.	12,500	108,957
Kubota Corp.	31,000	171,795
Kuraray Co. Ltd.	10,000	85,860
Kurita Water Industries Ltd.	3,000	58,384
Kyocera Corp.	4,400	293,696
Kyowa Hakko Kirin Co. Ltd.	6,000	51,173
Kyushu Electric Power Co. Ltd.	10,600	237,995
Lawson Inc.	1,600	66,464
Leopalace21 Corp.	3,600	21,525
Mabuchi Motor Co. Ltd.	800	32,584
Makita Corp.	3,300	75,366
Marubeni Corp.	46,000	144,879
Marui Group Co. Ltd.	8,100	43,541
Maruichi Steel Tube Ltd.	1,100	23,710
Matsui Securities Co. Ltd.	2,700	17,728
Mazda Motor Corp.	24,000	40,686
Mediceo Paltac Holdings Co. Ltd.	4,200	44,811
Meiji Dairies Corp. (c)	7,000	28,811
Minebea Co. Ltd.	10,000	36,833
Mitsubishi Chemical Holdings Corp.	33,500	115,614
Mitsubishi Corp.	37,000	490,499
Mitsubishi Electric Corp.	54,000	245,407
Mitsubishi Estate Co. Ltd.	32,000	363,018
Mitsubishi Gas Chemical Co. Inc.	11,000	47,589
Mitsubishi Heavy Industries Ltd.	86,000	263,243
Mitsubishi Logistics Corp.	3,000	29,519
Mitsubishi Materials Corp.	32,000	87,168
Mitsubishi Motors Corp. (b)	99,000	126,819
Mitsubishi Rayon Co. Ltd.	15,000	28,959
Mitsubishi Tanabe Pharma Corp.	6,000	59,732
Mitsubishi UFJ Financial Group Inc.	298,860	1,472,401
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,420	30,274
Mitsui & Co. Ltd.	47,000	478,803
Mitsui Chemicals Inc.	19,000	46,508
Mitsui Engineering & Shipbuilding Co. Ltd.	21,000	35,503
Mitsui Fudosan Co. Ltd.	22,000	241,337
Mitsui Mining & Smelting Co. Ltd. (b)	17,000	28,284
Mitsui OSK Lines Ltd.	30,000	148,468
Mitsui Sumitomo Insurance Group Holdings Inc.	10,500	247,382
Mitsumi Electric Co. Ltd.	2,300	33,596
Mizuho Financial Group Inc.	257,300	502,446
Mizuho Trust & Banking Co. Ltd.	40,000	37,286
Murata Manufacturing Co. Ltd.	5,800	225,025
Namco Bandai Holdings Inc.	4,900	49,189
NEC Corp. (b)	51,000	138,707

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
NEC Electronics Corp. (b)	1,000	$6,149
NGK Insulators Ltd.	6,000	93,844
NGK Spark Plug Co. Ltd.	5,000	42,562
NHK Spring Co. Ltd.	4,000	14,542
Nidec Corp.	3,000	135,044
Nikon Corp.	9,000	102,430
Nintendo Co. Ltd.	2,700	789,836
Nippon Building Fund Inc.	14	121,002
Nippon Electric Glass Co. Ltd.	10,000	70,925
Nippon Express Co. Ltd.	22,000	69,331
Nippon Meat Packers Inc.	5,000	52,559
Nippon Mining Holdings Inc.	25,000	100,207
Nippon Oil Corp.	35,000	174,391
Nippon Paper Group Inc.	2,500	60,866
Nippon Sheet Glass Co. Ltd.	17,000	42,507
Nippon Steel Corp.	141,000	380,804
Nippon Telegraph & Telephone Corp.	14,000	534,306
Nippon Yusen Kabushiki Kaish	29,000	112,027
NIPPONKOA Insurance Co. Ltd.	18,000	104,220
Nishi-Nippon City Bank Ltd.	19,000	41,616
Nissan Chemical Industries Ltd.	4,000	33,708
Nissan Motor Co. Ltd.	60,000	216,860
Nissay Dowa General Insurance Company Ltd.	3,000	11,558
Nisshin Seifun Group Inc.	4,500	48,485
Nisshin Steel Co. Ltd.	23,000	39,028
Nisshinbo Industries Inc.	4,000	38,126
Nissin Foods Holdings Co. Ltd.	2,200	65,142
Nitori Co. Ltd.	1,150	64,365
Nitto Denko Corp.	4,700	96,178
NOK Corp.	3,100	26,702
Nomura Holdings Inc.	67,500	342,428
Nomura Real Estate Holdings Inc.	1,500	22,883
Nomura Real Estate Office Fund Inc.	7	39,211
Nomura Research Institute Ltd.	3,000	47,092
NSK Ltd.	13,000	50,460
NTN Corp.	12,000	34,055
NTT Data Corp.	35	95,881
NTT DoCoMo Inc.	428	583,122
NTT Urban Development Corp.	35	28,327
Obayashi Corp.	15,000	73,186
OBIC Co. Ltd.	170	21,421
Odakyu Electric Railway Co. Ltd.	18,000	139,842
Oji Paper Co. Ltd.	24,000	98,320
Olympus Corp.	6,000	97,912
Omron Corp.	6,000	71,166
Ono Pharmaceutical Co. Ltd.	2,500	109,722
Onward Holdings Co. Ltd.	4,000	26,479
Oracle Corp. Japan	1,200	45,605
Oriental Land Co. Ltd.	1,400	89,211
Orix Corp.	2,580	84,912
Osaka Gas Co. Ltd.	54,000	169,038
OSAKA Titanium technologies Co.	600	15,726

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
OTSUKA Corp.	400	$14,957
Panasonic Corp.	50,100	553,045
Panasonic Electric Works Co. Ltd.	11,114	81,356
Promise Co. Ltd.	1,600	25,339
Rakuten Inc.	185	89,032
Resona Holdings Inc.	14,000	188,747
Ricoh Co. Ltd.	19,000	229,746
Rohm Co. Ltd.	2,900	144,892
Sankyo Co. Ltd.	1,600	69,925
Santen Pharmaceutical Co. Ltd.	2,100	58,573
Sanyo Electric Co. Ltd. (b)	44,000	66,034
Sapporo Hokuyo Holdings Inc. (b)	8,000	22,685
Sapporo Holdings Ltd.	7,000	26,799
SBI Holdings Inc.	406	42,564
Secom Co. Ltd.	5,800	214,742
Sega Sammy Holdings Inc.	4,568	40,520
Seiko Epson Corp.	3,700	50,893
Sekisui Chemical Co. Ltd.	12,000	59,937
Sekisui House Ltd.	11,000	84,210
Seven & I Holdings Co. Ltd.	22,240	490,994
Seven Bank Ltd.	10	26,643
Sharp Corp.	26,000	208,057
Shikoku Electric Power Co. Inc.	4,500	120,182
Shimadzu Corp.	6,000	38,729
Shimamura Co. Ltd.	600	32,128
Shimano Inc.	1,900	57,845
Shimizu Corp.	17,000	71,160
Shin-Etsu Chemical Co. Ltd.	11,100	545,346
Shinko Electric Industries Co. Ltd.	1,900	18,303
Shinko Securities Co. Ltd.	16,000	31,584
Shinsei Bank Ltd. (b)	39,000	39,629
Shionogi & Co. Ltd.	8,000	137,894
Shiseido Co. Ltd.	9,000	131,949
Shizuoka Bank Ltd.	16,000	145,094
Showa Denko K.K.	31,000	38,529
Showa Shell Sekiyu K.K.	5,200	47,759
SMC Corp.	1,600	155,939
Softbank Corp.	20,200	260,150
Sojitz Corp.	33,000	39,671
Sompo Japan Insurance Inc.	24,000	125,797
Sony Corp.	27,600	570,892
Sony Financial Holdings Inc.	25	67,425
Square Enix Holdings Co. Ltd.	1,400	26,551
Stanley Electric Co. Ltd.	4,400	49,474
SUMCO Corp.	3,300	49,163
Sumitomo Chemical Co. Ltd.	41,000	140,955
Sumitomo Corp.	30,000	260,685
Sumitomo Electric Industries Ltd.	19,300	162,616
Sumitomo Heavy Industries Ltd.	16,000	53,968
Sumitomo Metal Industries Ltd.	106,000	215,126
Sumitomo Metal Mining Co. Ltd.	15,000	144,218
Sumitomo Mitsui Financial Group Inc.	18,200	640,847

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sumitomo Realty & Development Co. Ltd.	10,000	$111,725
Sumitomo Rubber Industries Ltd.	4,900	32,848
Sumitomo Trust & Banking Co. Ltd.	38,000	147,128
Suruga Bank Ltd.	6,000	50,056
Suzuken Co. Ltd.	1,940	50,888
Suzuki Motor Corp.	9,500	159,786
T&D Holdings Inc.	5,300	129,080
Taiheiyo Cement Corp.	26,000	38,297
Taisei Corp.	28,000	53,696
Taisho Pharmaceutical Co. Ltd.	4,000	74,571
Taiyo Nippon Sanso Corp.	8,000	52,802
Takashimaya Co. Ltd.	8,000	46,361
Takeda Pharmaceutical Co. Ltd.	22,200	770,219
Takefuji Corp.	3,100	14,663
TDK Corp.	3,500	132,299
Teijin Ltd.	26,000	56,809
Terumo Corp.	4,700	174,585
The Hachijuni Bank Ltd.	11,000	64,173
The Hiroshima Bank Ltd.	14,000	53,657
THK Co. Ltd.	3,500	47,453
Tobu Railway Co. Ltd.	24,000	121,759
Toho Co. Ltd.	3,300	46,336
Toho Gas Co. Ltd.	11,000	50,593
Tohoku Electric Power Co. Inc.	11,700	257,523
Tokio Marine Holdings Inc.	18,900	465,488
Tokuyama Corp.	6,000	38,526
Tokyo Broadcasting System Inc.	1,000	13,195
Tokyo Electric Power Co. Inc.	33,600	839,786
Tokyo Electron Ltd.	4,600	172,287
Tokyo Gas Co. Ltd.	64,000	224,523
Tokyo Steel Manufacturing Co. Ltd.	3,000	30,237
Tokyo Tatemono Co. Ltd.	8,000	20,766
Tokyu Corp.	31,000	130,248
Tokyu Land Corp.	12,000	33,463
TonenGeneral Sekiyu KK	7,000	68,593
Toppan Printing Co. Ltd.	14,000	96,097
Toray Industries Inc.	35,000	141,104
Toshiba Corp.	82,000	213,617
Tosoh Corp.	14,000	26,689
Toto Ltd.	7,000	35,377
Toyo Seikan Kaisha Ltd.	4,600	67,900
Toyo Suisan Kaisha Ltd.	2,000	41,267
Toyoda Gosei Co. Ltd.	2,000	30,622
Toyota Boshoku Corp.	1,900	19,805
Toyota Industries Corp.	5,000	107,699
Toyota Motor Corp.	74,800	2,375,937
Toyota Tsusho Corp.	6,000	58,631
Trend Micro Inc.	3,000	85,700
Tsumura & Co.	1,500	38,814
UBE Industries Ltd.	28,000	51,239
Unicharm Corp.	1,200	72,942
UNY Co. Ltd.	5,000	39,645

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Ushio Inc.	3,000	$42,407
USS Co. Ltd.	710	31,135
West Japan Railway Co.	48	152,204
Yahoo! Japan Corp.	400	105,335
Yakult Honsha Co. Ltd.	2,700	48,313
Yamada Denki Co. Ltd.	2,390	94,321
Yamaguchi Financial Group Inc.	6,000	56,874
Yamaha Corp.	5,100	50,168
Yamaha Motor Co. Ltd.	5,100	45,756
Yamato Holdings Co. Ltd.	11,000	104,324
Yamato Kogyo Co. Ltd.	1,200	25,910
Yamazaki Baking Co. Ltd.	3,000	32,322
Yaskawa Electric Corp.	6,000	26,265
Yokogawa Electric Corp.	6,000	24,370
		44,714,156
Netherlands (2.29%)
Aegon NV	39,176	151,862
Akzo Nobel NV	6,295	238,400
ASML Holding NV - NY Reg.	11,531	203,037
Corio NV	1,172	48,471
Fugro NV	1,585	50,336
Heineken Holding NV	3,048	73,891
Heineken NV	6,563	186,436
ING Groep NV	52,218	286,125
Koninklijke Ahold NV	32,367	354,507
Koninklijke Boskalis Westminster NV CVA	1,547	31,080
Koninklijke DSM NV	3,859	101,540
Koninklijke KPN NV	48,133	642,626
Koninklijke Philips Electronics NV	26,733	395,706
Randstad Holding NV (b)	2,418	41,020
Reed Elsevier NV	17,640	188,763
SBM Offshore NV	3,900	51,868
SNS Reaal	3,712	13,095
TNT NV	9,472	162,354
Unilever NV CVA	44,336	873,471
Wolters Kluwer - CVA	8,109	131,444
		4,226,032
New Zealand (0.10%)
Auckland International Airport Ltd.	27,245	26,581
Contact Energy Ltd.	8,708	28,418
Fletcher Building Ltd.	13,804	47,234
Sky City Entertainment Group Ltd.	12,916	20,713
Telecom Corp. of New Zealand Ltd.	43,564	56,773
		179,719
Norway (0.72%)
Aker Solutions ASA	4,381	28,290
DnB NOR ASA	20,896	93,742
Frontline Ltd.	1,447	25,722

	Shares	Value
Common Stocks (Cont.)
Norway (Cont.)
Norsk Hydro ASA	19,238	$72,390
Orkla ASA	22,160	152,018
Renewable Energy Corp. AS (b)	3,763	32,544
SeaDrill Ltd.	7,117	68,796
StatoilHydro ASA	34,786	608,780
Telenor ASA	23,876	136,490
Yara International ASA	5,244	114,565
		1,333,337
Portugal (0.35%)
Banco Comercial Portugues SA - R (b)	63,318	51,929
Banco Espirito Santo SA Reg.	6,117	23,871
Banco Espirito Santo SA Reg. Rights (b)	6,117	9,752
Brisa	8,564	59,374
CIMPOR-Cimentos de Portugal SGPS SA	5,105	25,414
EDP Renovaveis SA (b)	4,787	39,099
Energias de Portugal SA	50,625	175,498
Galp Energia SGPS SA B Shares	4,692	55,876
Jeronimo Martins SGPS SA	6,111	30,086
Portugal Telecom SGPS SA	19,241	148,636
Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	3,572	19,003
		638,538
Singapore (1.15%)
Ascendas Real Estate Investment Trust	30,000	24,135
Capitaland Ltd.	73,692	112,998
Capitamall Trust	57,000	49,649
City Developments Ltd.	15,031	50,595
Comfortdelgro Corp. Ltd.	54,000	48,359
Cosco Corp. Singapore Ltd.	22,000	11,879
DBS Group Holdings Ltd.	48,667	271,316
Fraser and Neave Ltd.	23,500	39,148
Genting International PLC (b)	69,000	23,834
Golden Agri-Resources Ltd.	142,480	25,833
Jardine Cycle & Carriage Ltd.	4,015	31,344
Keppel Corp. Ltd.	37,002	122,250
Neptune Orient Lines Ltd.	13,000	10,105
Noble Group Ltd.	33,600	26,300
Olam International Ltd.	38,900	37,472
Oversea-Chinese Banking Corp.	70,000	223,157
Parkway Holdings Ltd.	28,013	21,396
Sembcorp Industries Ltd.	25,200	39,085
Sembcorp Marine Ltd.	21,200	25,240
Singapore Airlines Ltd.	15,000	98,923
Singapore Exchange Ltd.	23,000	77,283
Singapore Press Holdings Ltd.	40,200	66,892
Singapore Technologies Engineering Ltd.	34,381	55,703
Singapore Telecommunications Ltd.	204,150	340,291
United Overseas Bank Ltd.	34,616	222,037

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (Cont.)
UOL Group Ltd.	16,461	$20,289
Wilmar International Ltd.	23,000	48,126

		2,123,639

Spain (4.24%)
Abertis Infraestructuras SA	7,400	115,655
Acciona SA	801	82,393
Acerinox SA	3,066	35,713
ACS Actividades de Construccion y Servicios SA	5,141	213,239
Banco Bilbao Vizcaya Argentaria SA	96,041	779,542
Banco de Sabadell SA	25,514	128,055
Banco de Valencia SA	5,523	45,819
Banco Popular Espanol SA	21,761	137,752
Banco Santander SA (Madrid)	216,140	1,490,239
Banco Santander SA (London)	4,542	29,689
Bankinter SA	7,277	76,994
Cintra Concesiones de Infraestructuras de Transporte SA	6,357	28,437
Criteria Caixacorp SA	23,532	75,888
Enagas	5,274	74,678
Fomento de Construcciones y Contratas SA	1,258	38,499
Gamesa Corp Tecnologica SA	4,872	62,491
Gas Natural SDG SA	3,224	44,146
Gas Natural SDG SA Interim (b) (c)	3,224	44,076
Gestevision Telecinco SA	2,804	19,432
Grifols SA	3,546	51,073
Grupo Ferrovial SA	1,726	36,805
Iberdrola Renovables (b)	23,780	98,490
Iberdrola SA	94,744	664,630
Iberia Lineas Aereas de Espana SA	12,205	25,596
Inditex SA	6,134	239,036
Indra Sistemas SA	2,184	42,112
Mapfre SA	17,325	37,938
Mapfre SA Rights (b)	17,325	230
Red Electrica Corporacion SA	3,016	117,820
Repsol YPF SA	20,259	349,568
Sacyr Vallehermoso SA	2,515	19,372
Telefonica SA	115,039	2,294,029
Union Fenosa SA	10,125	241,941
Zardoya Otis SA	3,602	65,846

		7,807,223

Sweden (2.18%)
Alfa Laval AB	10,984	83,078
ASSA ABLOY AB Class B	8,948	83,737
Atlas Copco AB Class A	18,918	142,051
Atlas Copco AB Class B	10,840	73,792
Electrolux AB Series B	7,310	57,213
Ericsson LM Class B	81,400	658,134
Getinge AB Class B	5,431	52,599

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Hennes & Mauritz AB (H&M) B Shares	13,818	$518,039
Holmen AB Class B	1,472	24,460
Husqvarna AB Class B	7,753	31,320
Husqvarna AB Class B New (b)	3,876	15,562
Investor AB B Shares	12,258	155,006
Lundin Petroleum AB (b)	6,800	36,851
Millicom International Cellular SA	1,961	73,403
Modern Times Group MTG AB Class B	1,492	25,412
Nordea Bank AB	56,151	279,393
Nordea Bank AB Rights (b)	641,839	73,403
Sandvik AB	26,616	152,468
Scania AB Class B	8,452	68,784
Securitas AB Class B	8,524	62,217
Skandinaviska Enskilda Banken AB Class A	36,593	114,912
Skanska AB Class B	10,525	90,846
SKF AB B Shares	9,578	82,907
SSAB Svenskt Stal AB Series A	5,196	44,171
SSAB Svenskt Stal AB Series B	2,163	17,131
Svenska Cellulosa AB B Shares	15,114	114,711
Svenska Handelsbanken AB A Shares	12,655	178,828
Swedbank AB - A Shares	9,866	32,869
Swedish Match AB	7,726	111,742
Tele2 AB Class B	8,629	72,742
TeliaSonera AB	60,735	292,117
Volvo AB A Shares	7,582	40,313
Volvo AB B Shares	27,844	147,748

		4,007,959

Switzerland (8.05%)
ABB Ltd. Reg. (b)	60,600	845,174
Actelion Ltd. Reg. (b)	2,690	122,762
Adecco SA Reg.	3,203	100,095
Aryzta AG (b)	1,823	43,535
Baloise Holding AG Reg.	1,448	92,545
BKW FMB Energie AG	296	21,305
Compagnie Financiere Richemont SA Class A	14,316	223,523
Credit Suisse Group AG Reg.	28,772	876,049
EFG International AG	1,215	9,048
Geberit AG Reg. (b)	1,120	100,615
Givaudan SA Reg.	178	92,131
Holcim Ltd.	5,385	191,807
Julius Baer Holding AG Reg.	5,884	144,575
Kuehne & Nagel International AG Reg.	1,535	89,566
Lindt & Spruengli AG	22	29,430
Lindt & Spruengli AG Reg.	2	32,494
Logitech International SA (b)	4,888	50,581
Lonza Group AG Reg.	1,290	127,454
Nestle SA	104,343	3,525,162
Nobel Biocare Holding AG Reg.	3,330	56,839
Novartis AG	64,657	2,446,205

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Pargesa Holding SA	741	$39,317
Roche Holding AG	19,072	2,617,635
Schindler Holding AG	1,400	66,110
SGS SA	133	139,575
Sonova Holding AG Reg.	1,309	79,005
Straumann Holding AG	224	34,682
Sulzer AG Reg. (b)	830	42,830
Swiss Life Holding AG Reg. (b)	1,000	68,959
Swiss Reinsurance	8,721	142,488
Swisscom AG	645	181,101
Syngenta AG Reg.	2,603	523,236
Synthes Inc.	1,592	177,348
The Swatch Group AG Class B	800	96,488
The Swatch Group AG Reg. (b)	1,495	36,526
UBS AG Reg. (b)	79,996	749,982
Zurich Financial Services AG Reg.	3,868	611,311

		14,827,488

United Kingdom (20.30%)
3i Group PLC	11,205	43,619
Admiral Group PLC	4,779	58,464
AMEC PLC	8,104	61,887
Anglo American PLC	35,555	605,454
Antofagasta PLC	11,041	79,901
Associated British Foods PLC	8,335	76,507
AstraZeneca PLC	39,511	1,399,283
Autonomy Corp. PLC (b)	5,467	102,067
Aviva PLC	74,591	231,307
BAE Systems PLC	97,010	465,272
Balfour Beatty PLC	11,946	56,020
Barclays PLC	223,371	474,245
BG Group PLC	91,279	1,376,894
BHP Billiton PLC	60,021	1,183,953
BP PLC	509,991	3,419,686
British Airways PLC	16,505	33,231
British American Tobacco PLC	51,511	1,189,949
British Land Co. PLC	21,325	110,187
British Sky Broadcasting Group PLC	32,449	201,401
BT Group PLC	214,905	239,761
Bunzl PLC	9,724	76,159
Burberry Group PLC	9,600	38,720
Cable & Wireless PLC	69,125	138,236
Cadbury PLC	37,990	286,559
Cairn Energy PLC (b)	3,643	113,576
Capita Group PLC	17,359	168,832
Carnival PLC	4,284	97,295
Carphone Warehouse Group PLC	12,090	21,687
Centrica PLC	139,328	454,812
Cobham PLC	31,040	76,395
Compass Group PLC	49,520	226,466
Daily Mail & General Trust Class A NV	9,036	30,251
Diageo PLC	68,433	764,181

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Drax Group PLC	9,417	$69,756
Eurasian Natural Resources Corp.	8,954	57,941
Experian PLC	25,789	161,258
FirstGroup PLC	12,742	48,882
Friends Provident PLC	69,012	68,431
G4S PLC	32,318	89,800
GlaxoSmithKline PLC	141,658	2,206,282
Hammerson PLC	19,934	72,730
Hays PLC	40,164	41,910
Home Retail Group PLC	24,878	80,100
HSBC Holdings PLC FPR (b) (c)	137,721	780,555
HSBC Holdings PLC	330,531	1,840,257
ICAP PLC	14,880	64,799
IMI PLC	6,479	25,194
Imperial Tobacco Group PLC	27,865	625,804
InterContinental Hotels Group PLC	6,335	48,065
International Power PLC	42,445	128,184
Invensys PLC (b)	22,863	54,437
Investec PLC	11,241	47,067
ITV PLC	97,022	26,425
J Sainsbury PLC	29,498	132,218
Johnson Matthey PLC	5,081	76,817
Kazakhmys PLC	5,697	30,381
Kingfisher PLC	66,462	142,463
Ladbrokes PLC	18,919	49,666
Land Securities Group PLC	19,765	123,850
Legal & General Group PLC	170,590	105,032
Liberty International PLC	7,551	42,118
Lloyds TSB Group PLC	248,417	251,510
Logica PLC	41,525	37,857
London Stock Exchange Group PLC	4,510	36,466
Lonmin PLC	3,245	66,339
Man Group PLC	48,230	151,142
Marks & Spencer Group PLC	43,231	183,282
Meggitt PLC	13,197	24,287
National Grid PLC	66,826	513,257
Next PLC	5,130	97,349
Old Mutual PLC	136,986	101,982
Pearson PLC	20,597	207,130
Prudential PLC	67,934	329,338
Reckitt Benckiser Group PLC	16,825	631,269
Reed Elsevier PLC	28,768	206,268
Rexam PLC	18,909	73,070
Rio Tinto PLC	27,057	908,523
Rolls-Royce Group PLC (b)	51,188	215,623
Royal Bank of Scotland Group PLC (b)	463,608	163,401
Royal Bank of Scotland Group PLC Sub Shares (b) (c)	198,689	0
Royal Dutch Shell PLC Class A	96,796	2,176,049
Royal Dutch Shell PLC Class B	73,440	1,597,678
RSA Insurance Group PLC	84,492	157,558
SABMiller PLC	24,829	369,175
Sage Group PLC	37,679	91,313

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Schroders PLC	3,398	$38,520
Scottish & Southern Energy PLC	24,660	391,848
Segro PLC	12,296	4,008
Segro PLC NPR (b)	147,552	10,162
Serco Group PLC	14,001	73,364
Severn Trent PLC	5,916	83,959
Shire Ltd.	15,627	191,370
Smith & Nephew PLC	24,406	151,913
Smiths Group PLC	11,182	107,230
Stagecoach Group PLC	15,398	26,452
Standard Chartered PLC	51,578	640,460
Standard Life PLC	62,004	147,666
Tate & Lyle PLC	13,440	50,133
Tesco PLC	214,684	1,025,708
The Berkeley Group Holdings PLC (b)	2,624	33,364
Thomas Cook Group PLC	10,586	36,454
Thomson Reuters PLC	5,206	116,250
Tomkins PLC	15,360	26,651
Tui Travel PLC	16,950	55,623
Tullow Oil PLC	20,332	233,769
Unilever PLC	35,341	668,290
United Business Media Ltd.	4,721	28,808
United Utilities Group PLC	17,044	118,140
Vedanta Resources PLC	4,008	38,857
Vodafone Group PLC	1,435,127	2,502,081
Whitbread PLC	4,390	49,578
William Morrison Supermarkets PLC	65,073	238,244
Wolseley PLC (b)	18,802	62,071
WPP PLC	28,653	161,139
Xstrata PLC	52,074	349,311

		37,393,968

Total Common Stocks
(cost $261,279,992)		181,141,098

Preferred Stocks (0.34%) (a)
Germany (0.33%)
Bayerische Moteren Werke (BMW) AG PFD	1,396	23,989
Fresenius SE PFD	2,150	98,353
Henkel AG & Co. KGaA PFD	5,109	138,878
Porsche Automobil Holding SE PFD	2,490	116,653
RWE AG-Non Voting PFD	1,105	68,576
Volkswagen AG PFD	2,764	158,718

		605,167

Italy (0.01%)
Unipol Gruppo Finanziario SpA	25,462	15,087

Total Preferred Stocks
(cost $725,373)		620,254

	Shares	Value
Repurchase Agreement (0.11%) (e)
State Street Repurchase Agreement, (d) 0.050%, agreement date 03/31/2009, to be repurchased at $206,595 on 04/01/2009	$206,595	$206,595

Total Repurchase Agreement
(cost $206,595)		206,595

TOTAL INVESTMENTS (98.78%)
(cost $262,211,960)		181,967,947
CASH AND OTHER ASSETS, NET OF LIABILITIES (1.22%) (e)		2,254,896

NET ASSETS (100.0%)		$184,222,843

(a)	The Fund used values provided by an independent statistical fair value service to fair value the securities primarily traded on exchanges that closed before the regular close of trading of the New York Stock Exchange. This method of fair valuing foreign securities was established in the Valuation Procedures adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	In accordance with the Trust’s Valuation Procedures, SFIMC determined the fair value for the security considering the facts and circumstances related to the particular security. The fair value for this security was not determined using the Trust’s independent statistical fair value service.

(d)	Repurchase agreement is fully collateralized by a U.S. Government Agency security with a coupon rate of 4.70%, a maturity date of September 1, 2033, and a market value of $211,789 as of March 31, 2009.

(e)	At March 31, 2009, cash has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

FDR - Fiduciary Depository Receipt

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$58,906,813	32.37%
Japanese Yen	44,714,156	24.57
British Pound	37,423,657	20.57
Swiss Franc	14,827,488	8.15
Australian Dollar	12,489,062	6.86
Hong Kong Dollar	4,181,621	2.30
Swedish Krona	4,007,959	2.20
Singapore Dollar	2,123,639	1.17
Danish Krone	1,573,901	0.87
Norwegian Krone	1,333,337	0.73
United States Dollar	206,595	0.11
New Zealand Dollar	179,719	0.10
Total Investments	$181,967,947	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$39,073,509	21.22%
Industrials	20,694,963	11.23
Consumer Staples	18,902,820	10.26
Consumer Discretionary	18,480,086	10.03
Health Care	17,368,125	9.43
Energy	16,717,430	9.08
Materials	15,714,322	8.53
Utilities	12,734,574	6.91
Telecommunication Services	12,274,405	6.66
Information Technology	9,801,118	5.32
Total Stocks	181,761,352	98.67
Repurchase Agreement	206,595	0.11
Cash and Other Assets, Net of Liabilities	2,254,896	1.22
Net Assets	$184,222,843	100.00%

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

	Shares	Value
Registered Investment Companies (99.80%)
State Farm Variable Product Trust Bond Fund (42.38%) (a)	2,688,782	$26,323,171
State Farm Variable Product Trust Large Cap Equity Index Fund (57.42%) (a)	4,436,239	35,667,359
Total Registered Investment Companies
(cost $81,860,778)		61,990,530
TOTAL INVESTMENTS (99.80%)
(cost $81,860,778)		61,990,530
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.20%)		125,876
NET ASSETS (100.00%)		$62,116,406

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (91.20%)
Agriculture, Foods, & Beverage (9.08%)
Kraft Foods Inc.
4.125%, 11/12/2009	$1,000,000	$1,010,500
Campbell Soup Co.
6.750%, 02/15/2011	1,000,000	1,078,789
PepsiAmericas Inc.
5.625%, 05/31/2011	1,000,000	1,020,292
HJ Heinz Co.
6.625%, 07/15/2011	1,000,000	1,063,589
Hershey Co.
5.300%, 09/01/2011	500,000	530,670
ConAgra Foods Inc.
6.750%, 09/15/2011	1,000,000	1,057,498
Kraft Foods Inc.
5.625%, 11/01/2011	1,000,000	1,041,055
Pepsico Inc.
5.150%, 05/15/2012	1,000,000	1,072,459
PepsiAmericas Inc.
5.750%, 07/31/2012	500,000	518,003
General Mills Inc.
5.650%, 09/10/2012	500,000	528,184
HJ Heinz Co.
5.350%, 07/15/2013	500,000	515,765
Coca-Cola Enterprises Inc.
5.000%, 08/15/2013	500,000	521,253
Hershey Co.
5.450%, 09/01/2016	500,000	502,203
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,028,273
Coca-Cola Co.
5.350%, 11/15/2017	2,000,000	2,136,416
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,034,605
		14,659,554
Automotive (0.32%)
Toyota Motor Credit Corp.
5.450%, 05/18/2011	500,000	510,885
Banks (7.95%)
Wells Fargo & Co.
4.200%, 01/15/2010	1,000,000	1,000,320
Bank of America Corp.
4.250%, 10/01/2010	1,500,000	1,428,801
Wells Fargo & Co.
4.875%, 01/12/2011	500,000	494,187
Bank of New York Mellon Corp.
4.950%, 01/14/2011	1,000,000	1,025,040
Wachovia Corp.
5.350%, 03/15/2011	500,000	485,493
Charter One Bank FSB
5.500%, 04/26/2011	1,000,000	963,562
Royal Bank of Canada
5.650%, 07/20/2011	500,000	532,757

	Principal amount	Value
Corporate Bonds (Cont.)
Banks (Cont.)
Bank of America Corp.
5.375%, 08/15/2011	$500,000	$465,945
Barclays Bank PLC
5.450%, 09/12/2012	1,000,000	1,012,443
Wachovia Corp.
5.700%, 08/01/2013	500,000	467,238
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	492,247
US Bank NA
4.950%, 10/30/2014	500,000	486,742
Fifth Third Bank
4.750%, 02/01/2015	500,000	404,414
SunTrust Banks Inc.
5.000%, 09/01/2015	500,000	445,780
Wachovia Bank NA
5.600%, 03/15/2016	500,000	422,509
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	425,760
Bank of America NA
6.000%, 06/15/2016	500,000	435,858
Wachovia Corp.
5.750%, 06/15/2017	500,000	446,201
Deutsche Bank AG London
6.000%, 09/01/2017	1,000,000	966,238
Suntrust Banks Inc.
6.000%, 09/11/2017	500,000	444,060
		12,845,595
Building Materials & Construction (2.34%)
Lafarge SA
6.150%, 07/15/2011	500,000	440,000
CRH America Inc.
5.625%, 09/30/2011	500,000	438,856
Hanson Australia Funding
5.250%, 03/15/2013	1,000,000	440,000
Leggett & Platt Inc.
4.700%, 04/01/2013	1,000,000	899,448
Masco Corp.
4.800%, 06/15/2015	500,000	322,212
Hanson PLC
6.125%, 08/15/2016	500,000	215,000
CRH America Inc.
6.000%, 09/30/2016	1,000,000	705,101
Masco Corp.
5.850%, 03/15/2017	500,000	312,745
		3,773,362
Chemicals (2.71%)
Air Products & Chemicals Inc.
4.125%, 12/01/2010	1,000,000	1,000,491
E.I. du Pont de Nemours and Co.
4.125%, 03/06/2013	1,000,000	1,001,811

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Rohm & Haas Co.
5.600%, 03/15/2013	$500,000	$468,108
Praxair Inc.
5.375%, 11/01/2016	1,000,000	984,049
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	415,370
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	502,063
		4,371,892
Commercial Service/Supply (2.10%)
RR Donnelley & Sons Co.
3.750%, 04/01/2009	1,000,000	1,000,000
4.950%, 05/15/2010	500,000	478,171
Dun & Bradstreet Corp.
5.500%, 03/15/2011	500,000	504,171
RR Donnelley & Sons Co.
5.625%, 01/15/2012	500,000	413,373
Pitney Bowes Inc.
5.750%, 09/15/2017	1,000,000	997,320
		3,393,035
Computers (0.64%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,035,872
Consumer & Marketing (5.62%)
Newell Rubbermaid Inc.
4.625%, 12/15/2009	1,000,000	997,926
Unilever Capital Corp.
7.125%, 11/01/2010	1,000,000	1,074,997
Avon Products Inc.
5.125%, 01/15/2011	500,000	513,678
Clorox Co.
6.125%, 02/01/2011	1,000,000	1,046,709
Whirlpool Corp.
6.125%, 06/15/2011	1,000,000	902,898
Reed Elsevier Capital
4.625%, 06/15/2012	500,000	471,537
Kimberly-Clark Corp.
5.000%, 08/15/2013	1,000,000	1,048,641
The Procter & Gamble Co.
4.950%, 08/15/2014	1,000,000	1,079,940
Black & Decker Corp.
5.750%, 11/15/2016	500,000	449,814
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	944,340
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	538,244
		9,068,724

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Mfg. (1.60%)
Emerson Electric Co.
5.750%, 11/01/2011	$1,000,000	$1,069,418
General Electric Co.
5.000%, 02/01/2013	1,000,000	1,000,112
Emerson Electric Co.
5.125%, 12/01/2016	500,000	514,530
		2,584,060
Financial Services (6.94%)
Household Finance Corp.
4.125%, 11/16/2009	1,000,000	989,824
Citigroup Inc.
4.125%, 02/22/2010	500,000	482,604
SLM Corp.
4.500%, 07/26/2010	1,000,000	750,000
John Deere Capital Corp.
4.875%, 10/15/2010	1,000,000	1,021,020
American Express Credit
5.000%, 12/02/2010	1,000,000	955,254
SLM Corp.
5.450%, 04/25/2011	500,000	319,850
John Deere Capital Corp.
5.650%, 07/25/2011	500,000	516,085
American Express Co.
5.250%, 09/12/2011	500,000	470,057
AMB Property L.P.
6.300%, 06/01/2013	1,000,000	722,896
HSBC Finance Corp.
5.250%, 01/15/2014	500,000	397,550
JPMorgan Chase & Co.
5.375%, 01/15/2014	500,000	491,024
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	443,807
Citigroup Inc.
5.300%, 01/07/2016	500,000	386,411
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	439,079
5.400%, 02/15/2017	500,000	437,614
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	473,816
Citigroup Inc.
6.000%, 08/15/2017	500,000	431,517
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	434,421
ProLogis
6.625%, 05/15/2018	500,000	253,452
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	786,082
		11,202,363

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Forest Products & Paper (0.29%)
International Paper Co.
4.000%, 04/01/2010	$500,000	$475,752
Health Care (9.30%)
Amgen Inc.
4.000%, 11/18/2009	1,000,000	1,012,789
Baxter FinCo BV
4.750%, 10/15/2010	1,000,000	1,032,288
Abbott Laboratories
5.600%, 05/15/2011	500,000	536,119
Johnson & Johnson
5.150%, 08/15/2012	500,000	548,020
AstraZeneca PLC
5.400%, 09/15/2012	500,000	532,655
Merck & Co. Inc.
4.375%, 02/15/2013	1,000,000	1,046,418
Becton Dickinson & Co.
4.550%, 04/15/2013	1,000,000	1,022,904
Schering-Plough Corp.
5.550%, 12/01/2013	500,000	525,509
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,081,203
Boston Scientific Corp.
5.450%, 06/15/2014	1,000,000	915,000
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	518,974
Abbott Laboratories
5.875%, 05/15/2016	500,000	536,226
Baxter International Inc.
5.900%, 09/01/2016	500,000	527,641
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,031,959
Wyeth
5.450%, 04/01/2017	500,000	500,319
Amgen Inc.
5.850%, 06/01/2017	500,000	512,000
Johnson & Johnson
5.550%, 08/15/2017	500,000	556,878
AstraZeneca PLC
5.900%, 09/15/2017	500,000	529,418
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	515,472
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	512,934
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,025,708
		15,020,434
Machinery & Manufacturing (7.21%)
BF Goodrich Co.
6.600%, 05/15/2009	1,000,000	1,003,247
3M Co.
5.125%, 11/06/2009	2,000,000	2,050,580

	Principal amount	Value
Corporate Bonds (Cont.)
Machinery & Manufacturing (Cont.)
Honeywell International Inc.
7.500%, 03/01/2010	$1,000,000	$1,050,038
United Technologies Corp.
4.375%, 05/01/2010	1,500,000	1,538,146
Johnson Controls Inc.
5.250%, 01/15/2011	1,000,000	968,829
Caterpillar Inc.
6.550%, 05/01/2011	1,000,000	1,041,697
Bemis Co. Inc.
4.875%, 04/01/2012	500,000	458,103
Johnson Controls Inc.
4.875%, 09/15/2013	750,000	615,037
Caterpillar Inc.
5.700%, 08/15/2016	500,000	486,529
Eaton Corp.
5.300%, 03/15/2017	1,000,000	939,732
Honeywell International Inc.
5.300%, 03/15/2017	500,000	508,946
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	981,516
		11,642,400
Media & Broadcasting (2.84%)
New York Times Co.
4.500%, 03/15/2010	500,000	498,800
Gannett Co.
5.750%, 06/01/2011	1,000,000	672,192
The Walt Disney Co.
5.700%, 07/15/2011	1,000,000	1,070,698
Thomson Reuters Corp.
5.950%, 07/15/2013	1,000,000	976,767
New York Times Co.
5.000%, 03/15/2015	500,000	321,769
The Walt Disney Co.
5.625%, 09/15/2016	1,000,000	1,043,330
		4,583,556
Mining & Metals (3.02%)
Alcan Inc.
6.450%, 03/15/2011	500,000	484,981
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	508,409
BHP Finance USA
4.800%, 04/15/2013	1,000,000	976,229
Barrick Gold Finance Inc.
4.875%, 11/15/2014	1,000,000	930,923
Alcan Inc.
5.000%, 06/01/2015	500,000	397,208
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	661,624
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	478,521

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	$500,000	$437,581
		4,875,476
Oil & Gas (5.83%)
BP Capital Markets PLC
4.875%, 03/15/2010	1,000,000	1,030,907
Shell International Finance
5.625%, 06/27/2011	1,500,000	1,607,640
Conoco Funding Co.
6.350%, 10/15/2011	1,000,000	1,082,001
National Fuel Gas Co.
5.250%, 03/01/2013	1,000,000	957,874
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,000,000	861,280
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	517,793
Apache Corp.
5.625%, 01/15/2017	500,000	512,001
Shell International Finance
5.200%, 03/22/2017	500,000	519,616
Canadian National Resources
5.700%, 05/15/2017	500,000	445,800
Weatherford International Inc.
6.350%, 06/15/2017	500,000	428,370
EOG Resources Inc.
5.875%, 09/15/2017	500,000	506,253
Husky Energy Inc.
6.200%, 09/15/2017	500,000	453,260
ConocoPhillips
5.200%, 05/15/2018	500,000	494,969
		9,417,764
Retailers (7.65%)
CVS Corp.
4.000%, 09/15/2009	1,000,000	1,001,216
Home Depot Inc.
3.750%, 09/15/2009	1,000,000	1,000,333
Wal-Mart Stores Inc.
4.000%, 01/15/2010	500,000	509,718
Home Depot Inc.
4.625%, 08/15/2010	500,000	501,014
5.200%, 03/01/2011	500,000	502,864
CVS Corp.
5.750%, 08/15/2011	500,000	524,418
Costco Wholesale Corp.
5.300%, 03/15/2012	1,000,000	1,066,682
Lowe’s Companies Inc.
5.600%, 09/15/2012	500,000	527,251
Walgreen Co.
4.875%, 08/01/2013	500,000	529,838

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Lowe’s Companies Inc.
5.000%, 10/15/2015	$1,000,000	$1,016,246
Target Corp.
5.875%, 07/15/2016	1,000,000	1,037,401
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	502,253
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	1,047,922
Wal-Mart Stores Inc.
5.375%, 04/05/2017	1,000,000	1,052,713
Target Corp.
5.375%, 05/01/2017	500,000	493,118
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	487,581
Wal-Mart Stores Inc.
5.800%, 02/15/2018	500,000	546,622
		12,347,190
Telecom & Telecom Equipment (4.74%)
SBC Communications Inc.
5.300%, 11/15/2010	1,000,000	1,030,272
Verizon Communications
5.350%, 02/15/2011	1,000,000	1,022,950
Cisco Systems Inc.
5.250%, 02/22/2011	1,000,000	1,057,299
Deutsche Telekom International Finance
5.375%, 03/23/2011	500,000	509,693
Vodafone Group PLC
5.500%, 06/15/2011	1,000,000	1,035,323
Telefonica Emisiones SAU
5.855%, 02/04/2013	1,000,000	1,035,498
BellSouth Corp.
5.200%, 09/15/2014	1,000,000	1,005,716
Verizon Communications
5.500%, 04/01/2017	1,000,000	966,396
		7,663,147
Utilities & Energy (11.02%)
Atmos Energy Corp.
4.000%, 10/15/2009	1,000,000	994,485
Commonwealth Edison Co.
4.740%, 08/15/2010	1,000,000	989,958
Southern California Gas
4.375%, 01/15/2011	1,000,000	1,020,901
Appalachian Power Co.
5.550%, 04/01/2011	500,000	499,924
Duke Energy Corp.
6.250%, 01/15/2012	500,000	531,650
MidAmerican Energy Co.
5.650%, 07/15/2012	500,000	518,443
Appalachian Power Co.
5.650%, 08/15/2012	500,000	498,028

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

March 31, 2009

(Unaudited)

	Principal amount	Value

Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Vectren Utility Holdings
5.250%, 08/01/2013	$500,000	$491,849
Union Electric Co.
5.500%, 05/15/2014	1,000,000	963,870
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	1,023,378
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	961,355
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	478,818
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	444,604
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	970,181
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,033,771
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	938,530
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	448,618
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	926,926
Union Electric Co.
6.400%, 06/15/2017	500,000	480,373
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	513,555
Commonwealth Edison Co.
6.150%, 09/15/2017	500,000	475,162
Florida Power Corp.
5.800%, 09/15/2017	500,000	526,011
Virginia Electric & Power
5.950%, 09/15/2017	500,000	520,646
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	504,063
Florida Power Corp.
5.650%, 06/15/2018	500,000	521,220
Pacificorp
5.650%, 07/15/2018	500,000	516,879
		17,793,198
Total Corporate Bonds
(cost $151,010,699)		147,264,259

	Shares or principal amount	Value

Government Agency Securities (4.19%)(a)
Federal Home Loan Mortgage Corp.
4.500%, 07/15/2013	$1,500,000	$1,635,654
5.300%, 05/12/2020	2,000,000	2,030,896
Federal National Mortgage Association
5.550%, 02/16/2017	3,000,000	3,103,167
Total Government Agency Securities
(cost $6,452,828)		6,769,717
U.S. Treasury Obligations (1.02%)
U.S. Treasury Notes
3.875%, 02/15/2013	1,500,000	1,643,204
Total U.S. Treasury Obligations
(cost $1,486,419)		1,643,204
Short-term Investments (2.38%)
JPMorgan U.S. Government Money Market Fund	3,835,791	3,835,791
Total Short-term Investments
(cost $3,835,791)		3,835,791
TOTAL INVESTMENTS (98.79%)
(cost $162,785,737)		159,512,971
OTHER ASSETS, NET OF LIABILITIES (1.21%)		1,953,797
NET ASSETS (100.00%)		$161,466,768

(a)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2009

(Unaudited)

	Principal amount	Value

Short-term Investments (100.04%)
Agriculture, Foods, & Beverage (5.03%)
Coca-Cola Co. (a)
0.150%, 04/03/2009	$2,500,000	$2,499,979
Automotive (5.03%)
American Honda Finance Corp.
0.600%, 04/06/2009	2,500,000	2,499,792
Chemicals (4.83%)
Praxair Inc.
0.350%, 04/13/2009	1,000,000	999,883
0.370%, 05/01/2009	1,400,000	1,399,569
		2,399,452
Financial Services (10.05%)
Citigroup Funding (b)
0.300%, 04/23/2009	2,500,000	2,499,541
Caterpillar Financial Services Corp.
0.310%, 05/11/2009	2,500,000	2,499,139
		4,998,680
Government Agency Securities (51.65%) (c)
Federal Home Loan Bank
0.340%, 04/29/2009	2,500,000	2,499,339
0.380%, 05/04/2009	1,500,000	1,499,478
0.395%, 05/18/2009	4,500,000	4,497,680
0.360%, 05/27/2009	1,000,000	999,440
0.350%, 05/29/2009	2,500,000	2,498,590
0.300%, 06/05/2009	1,000,000	999,458
0.260%, 06/15/2009	1,200,000	1,199,350
0.270%, 07/14/2009	3,000,000	2,997,660
Federal National Mortgage Association
0.350%, 06/02/2009	2,500,000	2,498,493
0.270%, 07/31/2009	2,000,000	1,998,185
Federal Home Loan Mortgage Corp.
0.270%, 07/30/2009	2,000,000	1,998,200
0.300%, 08/03/2009	2,000,000	1,997,933
		25,683,806
Health Care (10.05%)
Johnson & Johnson (a)
0.150%, 04/14/2009	2,500,000	2,499,865
Pfizer Inc.
0.360%, 06/11/2009	2,500,000	2,498,225
		4,998,090

	Shares or principal amount	Value

Short-term Investments (Cont.)
Media & Broadcasting (4.82%)
The Walt Disney Co.
0.350%, 05/14/2009	$2,400,000	$2,398,997
Oil & Gas (5.03%)
Chevron Corp.
0.400%, 04/07/2009	2,500,000	2,499,833
Registered Investment Companies (3.55%)
JPMorgan U.S. Government Money Market Fund	1,767,190	1,767,190
Total Short-term Investments
(cost $49,745,819)		49,745,819
TOTAL INVESTMENTS (100.04%)
(cost $49,745,819)		49,745,819
LIABILITIES, NET OF OTHER ASSETS (-0.04%)		(20,204)
NET ASSETS (100.00%)		$49,725,615

(a)	Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $4,999,844 or 10.05% of net assets.

(b)	Security is guaranteed under the FDIC Temporary Liquidity Guarantee Program.

(c)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”) as of March 31, 2009. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. Each Fund is a separate investment portfolio with its own investment objective, investment policies, restrictions and attendant risks.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets plus any borrowing in common stocks and other equity securities of U.S. large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests in a diversified portfolio of small and mid-capitalization stocks issued by U.S. companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Index (the “Russell 2000”)2. The Small Cap Index Fund invests primarily in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3. The International Index Fund invests primarily in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 16 European countries, Australia, New Zealand, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund invests primarily in bonds issued by U.S. companies.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

(1)

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500”, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and the State Farm Variable Product Trust. Neither the Large Cap Equity Index Fund nor the Stock and Bond Balanced Fund is sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Large Cap Equity Index Fund or the Stock and Bond Balanced Fund.

(2)

The Russell 2000® Index is a trademark/service mark, and Russell ® is a trademark of the Frank Russell Company, doing business as Russell Investment Group (‘Russell’). The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Prospectus contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are stated at market value. Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities and assets of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) held by any of the other Funds are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. In the event that State Farm Investment Management Corp. (“SFIMC”), the Trust’s investment adviser, determines that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”), the security is valued at fair value in accordance with procedures established by the Trust’s Board of Trustees. A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. The Trust has retained an independent statistical fair value service to assist in the fair valuation process for foreign securities in order to adjust for possible changes in value resulting from subsequent events. If a security is valued at “fair value,” that value may be different from the last quoted market price.

Securities not valued as described above, and securities for which market prices are not readily available or are considered unreliable, are fair valued pursuant to procedures established by the Trust’s Board of Trustees. Fair value, as a general principle, means the value the Fund might reasonably expect to receive upon sale of that security. These fair value procedures require SFIMC to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s fair value in its reasonable judgment.

In making a fair value judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining fair value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 establishes a three-tier hierarchy to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 - quoted prices (unadjusted) in active markets for identical securities

•

Level 2 - significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 - significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets as of March 31, 2009:

	Investments in Securities			Total	Other Financial Instruments			Total
Fund	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Large Cap Equity Fund	$23,474,643	$—	$—	$23,474,643	$—	$—	$—	$—
Small/Mid Cap Equity Fund	21,584,032	—	—	21,584,032	—	—	—	—
International Equity Fund	—	22,129,133	—	22,129,133	—	(245)	—	(245)
Large Cap Index Fund	318,069,974	4,908,578	—	322,978,552	313,884	—	—	313,884
Small Cap Index Fund	142,240,687	2,073,964	0	144,314,651	242,514	—	—	242,514
International Index Fund	—	181,967,947	0	181,967,947	54,912	—	—	54,912
Balanced Fund	61,990,530	—	—	61,990,530	—	—	—	—
Bond Fund	3,835,791	155,677,180	—	159,512,971	—	—	—	—
Money Market Fund	1,767,190	47,978,629	—	49,745,819	—	—	—	—

Other financial instruments are derivative instruments not reflected in the Schedules of Investments, such as futures and foreign currency contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Small Cap Index Fund and International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2008, or March 31, 2009. The remaining Funds did not hold any Level 3 securities as of December 31, 2008, or March 31, 2009.

Repurchase Agreements

The Funds may enter into repurchase agreements with banks, brokers, dealers, and other financial institutions in accordance with a Fund’s investment restrictions. Repurchase agreements involve the purchase of securities with a simultaneous commitment to resell the securities to the seller at an agreed-upon price and date. A Fund will invest only in repurchase agreements collateralized in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is the party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the ability to sell the collateral and the Fund could suffer a loss. Each Fund’s Schedule of Investments reflects the repurchase agreements, if any, entered into as of March 31, 2009.

Federal income taxes

It is the Funds’ policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes. The Funds intend to comply with this policy and, accordingly, no provision for federal income taxes has been made.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

As of March 31, 2009, the Funds’ aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$30,815,714	$227,911	$(7,568,982)	$(7,341,071)
Small/Mid Cap Equity Fund	28,625,651	493,055	(7,534,674)	(7,041,619)
International Equity Fund	33,643,565	158,402	(11,672,834)	(11,514,432)
Large Cap Index Fund	503,432,900	35,224,228	(215,678,577)	(180,454,349)
Small Cap Index Fund	240,873,825	14,038,049	(110,597,223)	(96,559,174)
International Index Fund	263,386,916	22,499,972	(103,918,940)	(81,418,968)
Balanced Fund	81,889,760	—	(19,899,230)	(19,899,230)
Bond Fund	162,785,737	3,789,244	(7,062,010)	(3,272,766)
Money Market Fund	49,745,819	—	—	—

The differences between the cost of investments for Federal tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

The International Equity Fund and International Index Fund have elected to mark-to-market their investments in PFICs for federal income tax purposes. In accordance with this election, the International Equity Fund recognized unrealized appreciation (depreciation) of $(200,514) during 2008 and realized gains of $128,154 during 2008 as ordinary income for federal income tax purposes. The International Index Fund recognized unrealized appreciation (depreciation) of $(3,114,830) during 2008 and realized gains of $232,836 and 2008 as ordinary income for federal income tax purposes. The cumulative amount of mark-to-market adjustments recognized on PFICs at December 31, 2008, was $2,765 for the International Equity Fund and $1,038,280 for the International Index Fund.

Foreign currency translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2009. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

Participation in Temporary Money Market Guarantee Program

On October 3, 2008, the Board of Trustees of the Trust approved the participation by the Trust’s Money Market Fund (the “Fund”) in the U.S. Department of Treasury’s Temporary Money Market Fund Guarantee Program (“the Program”) for the initial coverage period of September 19, 2008, through December 18, 2008. The Treasury extended the Program from December 18, 2008, through April 30, 2009, and from April 30, 2009, through September 18, 2009. The Board of Trustees of the Trust elected to participate in these Program extensions. If the U.S. Treasury decides to extend the Program beyond September 18, 2009, the Board of Trustees of the Trust will again need to consider whether the Fund should continue to participate in the Program’s extension.

Under the Program, if the Fund’s net asset value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held Fund shares on September 19, 2008, may be eligible to receive a payment from the Treasury upon liquidation of the Fund. The Program covers the lesser of the number of shares owned by the shareholder as of September 19, 2008, or the number of shares owned by the shareholder as of the date of liquidation. The Fund pays fees to participate in the Program and any Program extension; however, SFIMC’s voluntary agreement to reimburse excess expenses incurred by the Fund remains in effect.

Financial instruments

The Funds implemented Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”), effective January 1, 2009. SFAS 161 requires qualitative disclosures about objectives

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The Large Cap Index, Small Cap Index, and International Index Funds, and indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds enter into stock index futures contracts to gain exposure to market fluctuations as this may be more efficient or cost effective than actually buying the securities. These contracts obligate such Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. Realized and unrealized gains and losses are reflected in the Statement of Operations. Unrealized gains and losses on open futures contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuation in the margin requirements for futures contracts are recorded as variation margin receivable or payable on the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. These Funds enter into forward foreign currency contracts to hedge against changes in foreign currencies between trade date and settlement date on security transactions. Realized and unrealized gains and losses are reflected in the Statement of Operations. Unrealized gains and losses on forward foreign currency contracts are reflected as a component of net unrealized appreciation (depreciation) in the Statements of Assets and Liabilities, and in other assets in the Schedules of Investments. Daily fluctuations in the value of these contracts are recorded as unrealized gain or loss on forward foreign currency contracts on the Statements of Assets and Liabilities. These Funds bear the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts.

The Large Cap Index, Small Cap Index, and International Index Funds, and indirectly, the Balanced Fund, may enter into short sale transactions to dispose of non-index securities received as a result of corporate actions such as mergers or spinoffs.

3.	Futures and foreign currency contracts

The International Equity Fund had the following open forward foreign currency contracts at March 31, 2009:

Foreign amount Purchase (Sold)	Currency	Contracts	Settlement Date	U.S. Dollar Purchase (Sold)	Unrealized Gain	Unrealized (Loss)
6,441	Australian Dollar	1	04/01/2009	4,479	$24	$—
31,360	British Pound	3	04/01/2009-04/03/2009	44,996	71	(7)
(76,415)	Euro	3	04/01/2009-04/03/2009	(101,524)	—	(309)
(6,460)	Malaysian Ringgit	1	04/01/2009	(1,772)	—	(5)
7,373	Singapore Dollar	1	04/01/2009	4,848	—	(19)
				Total	$95	$(340)

The International Index Fund had no open forward foreign currency contracts at March 31, 2009.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

The Large Cap Index, Small Cap Index and International Index Funds had the following open futures contracts at March 31, 2009:

Fund	Type	Number of contracts	Notional Value	Market Value	Position	Expiration Month	Unrealized Gain (Loss)
Large Cap Index Fund	S&P 500 Index Mini	130	$4,852,316	$5,166,200	Long	June ‘09	$313,884
Small Cap Index Fund	Russell 2000 Index Mini	47	1,737,596	1,980,110	Long	June ‘09	$242,514
International Index Fund	TOPIX Index	8	596,963	629,341	Long	June ‘09	32,378
International Index Fund	DJ Euro Stoxx 50	36	941,352	952,598	Long	June ‘09	11,246
International Index Fund	FTSE 100 Index	9	489,883	501,171	Long	June ‘09	11,288
Total							$54,912

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date May 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date May 28, 2009

BY	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date May 28, 2009